2023 QUARTERLY REPORT
Russell Investment Funds
September 30, 2023
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 11
International Developed Markets Fund 24
Strategic Bond Fund 34
Global Real Estate Securities Fund 67
Notes to Schedules of Investments 72
Notes to Quarterly Report 74
Russell Investment Funds
Quarterly Report
September 30, 2023 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.8%
Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.(Ð) 10,086 564
Amazon.com, Inc.(Æ) 127,832 16,250
Autoliv, Inc. 5,622 542
AutoZone, Inc.(Æ) 261 663
Beacon Roofing Supply, Inc.(Æ) 2,707 209
Cavco Industries, Inc.(Æ) 823 219
Chipotle Mexican Grill, Inc. Class A(Æ) 1,250 2,290
Comcast Corp. Class A 37,537 1,664
Costco Wholesale Corp. 7,371 4,164
Dana Holding Corp. 11,450 168
Dick's Sporting Goods, Inc. 2,502 272
Dillard's, Inc. Class A 618 204
Domino's Pizza, Inc. 1,843 698
DR Horton, Inc. 7,046 757
Duolingo, Inc.(Æ) 537 89
Expedia Group, Inc.(Æ)(Û) 6,632 684
FactSet Research Systems, Inc. 1,305 571
Ford Motor Co.(Û) 163,604 2,032
Fox Corp. Class A(Ð) 27,338 853
Garmin, Ltd. 6,645 699
General Motors Co.(Û) 85,105 2,806
Genuine Parts Co. 2,956 427
GMS, Inc.(Æ) 2,690 172
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 30,309 377
Grand Canyon Education, Inc.(Æ) 1,112 130
Home Depot, Inc. (The) 4,015 1,213
KB Home(Û) 4,655 215
Lear Corp. 5,099 684
Lennar Corp. Class A(Û) 11,415 1,281
Lithia Motors, Inc. Class A 2,616 773
Live Nation Entertainment, Inc.(Æ) 26,839 2,229
Lowe's Cos., Inc. 11,950 2,484
Lululemon Athletica, Inc.(Æ) 1,165 449
McDonald's Corp. 7,973 2,100
MGM Resorts International 13,028 479
Netflix, Inc.(Æ) 1,331 503
News Corp. Class A 22,221 446
Nike, Inc. Class B 16,691 1,596
NVR, Inc.(Æ) 155 924
Omnicom Group, Inc. 3,124 233
O'Reilly Automotive, Inc.(Æ) 2,710 2,463
Paramount Global Class B(Ð) 23,473 303
Penn Entertainment, Inc.(Æ) 16,483 378
Ross Stores, Inc. 10,310 1,164
Starbucks Corp. 15,825 1,444
Tapestry, Inc. 7,361 212
Target Corp. 4,805 531
Taylor Morrison Home Corp. Class A(Æ)
(Ð)(Û) 1,757 75
Tesla, Inc.(Æ) 13,410 3,355
Texas Roadhouse, Inc. Class A 6,431 618
TJX Cos., Inc. (The) 16,115 1,432
Tractor Supply Co. 1,650 335
Tri Pointe Homes, Inc.(Æ) 8,760 240
Visteon Corp.(Æ) 830 115
Walmart, Inc. 7,177 1,148
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walt Disney Co. (The)(Æ) 16,765 1,359
68,285
Consumer Staples - 4.6%
Archer-Daniels-Midland Co.(Û) 25,188 1,900
Church & Dwight Co., Inc. 7,648 701
Coca-Cola Co. (The) 48,831 2,734
Conagra Brands, Inc. 58,611 1,607
CVS Health Corp. 42,657 2,978
General Mills, Inc. 5,351 342
Hershey Co. (The) 2,369 474
Ingredion, Inc. 6,383 628
Kenvue, Inc. 24,489 492
Kroger Co. (The)(Ð)(Û) 57,656 2,580
Molson Coors Beverage Co. Class B 6,574 418
Monster Beverage Corp.(Æ)(Û) 54,302 2,875
Olaplex Holdings, Inc.(Æ) 3,300 6
PepsiCo, Inc. 7,000 1,186
Philip Morris International, Inc. 5,314 492
Procter & Gamble Co. (The) 11,405 1,664
Tyson Foods, Inc. Class A(Û) 49,495 2,499
Walgreens Boots Alliance, Inc. 17,095 380
23,956
Energy - 4.7%
Baker Hughes Co. 48,697 1,720
BP PLC - ADR 40,661 1,574
Canadian Natural Resources, Ltd. 12,575 813
Chevron Corp. 16,354 2,758
CVR Energy, Inc. 4,293 146
Delek US Holdings, Inc. 4,653 132
Enphase Energy, Inc.(Æ)(Ð) 1,864 224
EOG Resources, Inc. 3,735 474
Exxon Mobil Corp. 17,679 2,079
Kinder Morgan, Inc. 45,246 750
Marathon Oil Corp. 4,426 118
Marathon Petroleum Corp.(Û) 14,500 2,194
Occidental Petroleum Corp. 7,716 501
Par Pacific Holdings, Inc.(Æ) 2,807 101
Patterson-UTI Energy, Inc. 7,538 104
Phillips 66 9,415 1,131
Pioneer Natural Resources Co.(Û) 23,893 5,485
Shell PLC - ADR 19,135 1,232
TechnipFMC PLC 15,867 323
Valero Energy Corp.(Û) 16,177 2,292
Williams Cos., Inc. (The) 19,342 652
24,803
Financial Services - 14.6%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 19,094 1,197
Aflac, Inc. 12,173 934
Alliance Data Systems Corp. 2,240 77
Allstate Corp. (The)(Ð)(Û) 17,055 1,900
American Express Co. 11,983 1,788
American Tower Corp.(ö) 2,436 401
Ameriprise Financial, Inc. 3,775 1,245
Apollo Global Management, Inc. 22,541 2,023
Axis Capital Holdings, Ltd. 7,977 450

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of America Corp. 54,746 1,499
Bank of New York Mellon Corp. (The)(Û) 32,385 1,381
Berkshire Hathaway, Inc. Class B(Æ) 11,036 3,866
BlackRock, Inc. Class A 850 549
BOK Financial Corp. 3,551 284
Brighthouse Financial, Inc.(Æ) 8,635 423
Camden Property Trust(ö)(Û) 5,423 513
Carlyle Group, Inc. (The) 38,901 1,173
CBRE Group, Inc. Class A(Æ) 8,705 643
Charles Schwab Corp. (The) 18,704 1,027
Chubb, Ltd. 3,352 698
Citigroup, Inc. 65,883 2,710
CME Group, Inc. Class A 2,140 428
CNO Financial Group, Inc. 7,940 188
Comerica, Inc.(Û) 12,930 537
Corebridge Financial, Inc.(Û) 20,700 409
Cullen/Frost Bankers, Inc.(Ð)(Û) 4,208 384
Dun & Bradstreet Holdings, Inc. 20,050 200
Equinix, Inc.(ö) 640 465
Equity Commonwealth(ö) 12,854 236
Evercore, Inc. Class A 4,258 587
F&G Annuities & Life, Inc. 1,860 52
First Horizon National Corp.(Û) 30,321 334
Gaming and Leisure Properties, Inc.(ö) 8,445 385
Globe Life, Inc. 3,622 394
Goldman Sachs Group, Inc. (The) 2,435 788
Hanover Insurance Group, Inc. (The) 3,024 336
Hartford Financial Services Group, Inc. 6,205 440
Howard Hughes Corp. (The)(Æ) 10,417 772
Interactive Brokers Group, Inc. Class A(Û) 5,770 499
Intercontinental Exchange, Inc. 3,908 430
Invitation Homes, Inc.(ö) 23,130 733
Jackson Financial, Inc. Class A 8,597 329
JPMorgan Chase & Co. 24,393 3,537
KeyCorp(Û) 48,450 521
Lamar Advertising Co. Class A(ö) 3,577 299
Lincoln National Corp. 19,538 482
LPL Financial Holdings, Inc.(Û) 3,754 892
M&T Bank Corp. 2,244 284
Marsh & McLennan Cos., Inc. 2,092 398
MasterCard, Inc. Class A(Û) 26,679 10,562
Morgan Stanley 32,075 2,620
New York Community Bancorp, Inc. 85,160 966
Northern Trust Corp. 4,624 321
PennyMac Financial Services, Inc. 2,010 134
Pinnacle Financial Partners, Inc.(Ð)(Û) 2,070 139
PJT Partners, Inc. Class A(Ð) 3,092 246
PNC Financial Services Group, Inc. (The) 2,274 279
Popular, Inc. 6,926 436
Principal Financial Group, Inc. 3,979 287
Progressive Corp. (The) 16,127 2,246
Prologis, Inc.(ö) 12,200 1,369
Public Storage(ö) 1,718 453
Raymond James Financial, Inc. 5,536 556
Reinsurance Group of America, Inc. Class A 9,731 1,413
Robinhood Markets, Inc. Class A(Æ)(Ð) 30,250 297
Ryan Specialty Holdings, Inc. Class A(Æ)
(Ð) 11,289 546
Ryman Hospitality Properties, Inc.(ö) 822 68
SBA Communications Corp.(ö)(Û) 3,916 784
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SLM Corp. 32,618 444
Synchrony Financial(Û) 24,063 736
Texas Capital Bancshares, Inc.(Æ) 3,336 196
TPG, Inc. 7,820 236
Travelers Cos., Inc. (The) 9,534 1,557
Truist Financial Corp. 8,127 232
US Bancorp 32,120 1,062
Virtu Financial, Inc. Class A 11,150 193
Visa, Inc. Class A 7,887 1,814
Wells Fargo & Co. 67,536 2,760
Weyerhaeuser Co.(ö) 24,670 756
Willis Towers Watson PLC 4,666 975
WR Berkley Corp. 20,830 1,322
76,125
Health Care - 13.1%
Abbott Laboratories 9,164 888
AbbVie, Inc. 25,958 3,869
Acadia Pharmaceuticals, Inc.(Æ) 11,863 247
Agilent Technologies, Inc. 5,417 606
Amgen, Inc. 3,167 851
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 5,640 259
Apellis Pharmaceuticals, Inc.(Æ)(Ð) 4,335 165
AstraZeneca PLC - ADR 7,597 514
Baxter International, Inc. 17,591 664
Biogen, Inc.(Æ) 3,170 815
Blueprint Medicines Corp.(Æ) 2,882 145
Boston Scientific Corp.(Æ) 6,906 365
Bristol-Myers Squibb Co. 39,074 2,268
Centene Corp.(Æ) 9,277 639
Cigna Group (The) 4,422 1,265
Danaher Corp. 4,683 1,162
DaVita HealthCare Partners, Inc.(Æ) 8,168 772
Dentsply Sirona, Inc. 21,129 722
Edwards Lifesciences Corp.(Æ)(Ð) 17,244 1,195
Elevance Health, Inc. 4,576 1,992
Eli Lilly & Co. 5,277 2,834
Encompass Health Corp. 12,308 827
Exelixis, Inc.(Æ) 46,753 1,022
Gilead Sciences, Inc. 12,679 950
GSK PLC - ADR 32,263 1,170
Harmony Biosciences Holdings, Inc.(Æ) 4,960 163
HCA Healthcare, Inc. 2,704 665
Henry Schein, Inc.(Æ) 6,492 482
Humana, Inc. 3,205 1,559
Incyte Corp.(Æ)(Û) 14,607 844
Intuitive Surgical, Inc.(Æ) 7,394 2,161
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 8,395 381
Jazz Pharmaceuticals PLC(Æ) 6,963 901
Johnson & Johnson 16,940 2,638
Laboratory Corp. of America Holdings 1,326 267
McKesson Corp. 3,558 1,547
Medtronic PLC 11,042 865
Merck & Co., Inc. 8,440 869
Moderna, Inc.(Æ) 2,693 278
Molina Healthcare, Inc.(Æ)(Ð) 2,869 941
Neurocrine Biosciences, Inc.(Æ)(Û) 4,915 553
Novocure, Ltd.(Æ) 6,262 101
Omnicell, Inc.(Æ) 7,087 319
Organon & Co. 30,977 538

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pfizer, Inc. 53,199 1,765
Premier, Inc. Class A 8,291 178
PTC Therapeutics, Inc.(Æ) 6,259 140
Qiagen NV(Æ) 15,777 639
Regeneron Pharmaceuticals, Inc.(Æ) 3,072 2,528
Sarepta Therapeutics, Inc.(Æ) 5,398 654
Stryker Corp. 1,416 387
Tandem Diabetes Care, Inc.(Æ)(Ð) 5,369 111
Tenet Healthcare Corp.(Æ) 6,096 402
Thermo Fisher Scientific, Inc. 1,537 778
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 5,854 209
United Therapeutics Corp.(Æ) 3,402 768
UnitedHealth Group, Inc. 19,493 9,828
Veeva Systems, Inc. Class A(Æ) 9,989 2,032
Vertex Pharmaceuticals, Inc.(Æ)(Û) 7,609 2,646
Viatris, Inc. 55,687 549
West Pharmaceutical Services, Inc. 1,016 381
Zoetis, Inc. Class A 12,183 2,120
68,393
Materials and Processing - 3.3%
Air Products & Chemicals, Inc. 1,270 360
Boise Cascade Co. 2,218 229
Builders FirstSource, Inc.(Æ)(Û) 5,791 721
Copart, Inc.(Æ) 45,826 1,975
Crown Holdings, Inc. 8,736 773
Eagle Materials, Inc.(Ð) 2,188 364
Eastman Chemical Co. 12,983 996
Fastenal Co. 9,824 537
FMC Corp.(Ð) 5,719 383
Freeport-McMoRan, Inc. 17,221 642
Huntsman Corp. 22,879 558
Linde PLC 5,574 2,075
Louisiana-Pacific Corp. 6,805 376
Martin Marietta Materials, Inc. 2,495 1,024
MP Materials Corp.(Æ)(Ð) 4,796 92
Newmont Corp. 18,642 689
Nucor Corp. 4,995 781
Packaging Corp. of America 3,843 590
PPG Industries, Inc. 9,847 1,278
Resideo Technologies, Inc.(Æ) 4,000 63
Southern Copper Corp. 5,404 407
Trane Technologies PLC 5,118 1,038
Vulcan Materials Co. 5,108 1,032
16,983
Producer Durables - 9.0%
3M Co. 5,601 524
AECOM(Û) 10,435 867
AGCO Corp. 6,328 748
Alaska Air Group, Inc.(Æ) 12,800 475
Allison Transmission Holdings, Inc. Class A 16,868 996
Amerco, Inc.(Æ)(Û) 1,300 71
Ametek, Inc. 3,373 498
Amphenol Corp. Class A 6,493 545
AO Smith Corp. 5,235 346
Chart Industries, Inc.(Æ) 3,528 597
Cintas Corp. 1,009 485
CNH Industrial NV(Û) 50,288 609
CoStar Group, Inc.(Æ) 20,005 1,538
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cummins, Inc. 3,378 772
Deere & Co. 5,314 2,005
Delta Air Lines, Inc. 34,248 1,267
Donaldson Co., Inc. 8,310 496
Dover Corp. 3,506 489
Dycom Industries, Inc.(Æ) 912 81
Eaton Corp. PLC 12,192 2,600
Emerson Electric Co. 9,937 960
ExlService Holdings, Inc.(Æ) 5,410 152
Expeditors International of Washington, Inc. 6,091 698
FedEx Corp.(Û) 13,931 3,691
Fluor Corp.(Æ) 2,080 76
Fortive Corp. 5,861 435
Forward Air Corp. 4,802 330
FTI Consulting, Inc.(Æ) 2,226 397
General Dynamics Corp. 3,519 778
Global Payments, Inc. 12,895 1,488
Helios Technologies, Inc. 1,550 86
Howmet Aerospace, Inc. 10,340 478
Hubbell, Inc. Class B 1,588 498
Illinois Tool Works, Inc. 1,627 375
Insperity, Inc.(Û) 2,952 288
JB Hunt Transport Services, Inc. 2,407 454
Keysight Technologies, Inc.(Æ) 2,417 320
Lamb Weston Holdings, Inc.(Ð)(Û) 6,663 616
Landstar System, Inc. 7,198 1,274
Littelfuse, Inc. 1,471 364
Lockheed Martin Corp. 931 381
Magna International, Inc. Class A 7,589 407
ManpowerGroup, Inc.(Û) 3,837 281
MarketAxess Holdings, Inc. 1,392 297
Mettler-Toledo International, Inc.(Æ) 234 259
National Instruments Corp. 8,019 478
NEXTracker, Inc. Class A(Æ) 5,985 240
Nordson Corp. 1,665 372
Norfolk Southern Corp. 6,290 1,239
Northrop Grumman Corp. 4,139 1,822
Old Dominion Freight Line, Inc. 1,235 505
Oshkosh Corp. 7,744 739
Otis Worldwide Corp.(Û) 12,419 997
PACCAR Financial Corp. 5,900 502
Payoneer Global, Inc.(Æ) 20,825 127
Pentair PLC 9,550 618
Regal Rexnord Corp. 3,245 464
Rollins, Inc. 9,184 343
RXO, Inc.(Æ)(Ð) 11,571 228
S&P Global, Inc. 3,245 1,186
Snap-on, Inc. 3,301 842
Southwest Airlines Co.(Ð)(Û) 18,663 505
Spirit AeroSystems Holdings, Inc. Class
A(Æ)(Ð) 8,951 144
Terex Corp.(Ð) 2,219 128
TriNet Group, Inc.(Æ)(Û) 3,860 450
United Parcel Service, Inc. Class B 2,568 400
United Rentals, Inc. 722 321
Vontier Corp. 27,356 846
Waste Management, Inc. 2,535 386
WW Grainger, Inc. 929 643
Xerox Holdings Corp. 10,258 161

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
XPO, Inc.(Æ) 8,933 667
46,745
Technology - 34.3%
Accenture PLC Class A 17,503 5,375
Adobe, Inc.(Æ) 2,264 1,154
Advanced Micro Devices, Inc.(Æ) 22,107 2,273
Airbnb, Inc. Class A(Æ)(Û) 11,484 1,576
Alphabet, Inc. Class A(Æ) 131,858 17,255
Alphabet, Inc. Class C(Æ)(Û) 25,723 3,392
Alteryx, Inc. Class A(Æ)(Ð) 3,218 121
Analog Devices, Inc. 9,165 1,605
Apple, Inc.(Û) 153,211 26,231
Applied Materials, Inc. 2,860 396
ASML Holding NV Class G 435 256
Atlassian Corp. Class A(Æ) 6,645 1,339
Avnet, Inc. 9,294 448
Axcelis Technologies, Inc.(Æ)(Ð) 1,327 216
Booking Holdings, Inc.(Æ)(Û) 579 1,786
Box, Inc. Class A(Æ) 17,453 423
Broadcom, Inc. 1,369 1,137
CACI International, Inc. Class A(Æ) 1,158 364
Cadence Design Systems, Inc.(Æ) 2,844 666
CDW Corp. 2,242 452
Cirrus Logic, Inc.(Æ) 5,275 390
Cisco Systems, Inc. 30,770 1,654
Cognex Corp. 7,661 325
Cognizant Technology Solutions Corp.
Class A 12,672 858
CommVault Systems, Inc.(Æ) 6,079 411
Corteva, Inc.(Û) 16,338 836
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 6,797 1,138
Dell Technologies, Inc. Class C 17,125 1,180
DigitalOcean Holdings, Inc.(Æ) 4,532 109
DocuSign, Inc.(Æ) 10,230 430
Dropbox, Inc. Class A(Æ) 30,144 821
DXC Technology Co.(Æ) 13,252 276
Elisa OYJ 9,733 739
Extreme Networks, Inc.(Æ) 5,300 128
F5, Inc.(Æ) 3,843 619
Fidelity National Information Services, Inc.
(Û) 19,000 1,050
Five9, Inc.(Æ) 5,420 348
Fortinet, Inc.(Æ) 20,539 1,205
GoDaddy, Inc. Class A(Æ) 11,844 882
Guidewire Software, Inc.(Æ) 8,874 799
Hewlett Packard Enterprise Co. 52,709 916
HP, Inc. 60,879 1,565
Intapp, Inc.(Æ) 1,180 40
Integral Ad Science Holding LLC(Æ) 10,750 128
Intel Corp. 43,044 1,530
International Business Machines Corp. 4,976 698
Intuit, Inc. 7,683 3,926
Juniper Networks, Inc. 25,991 722
Koninklijke Philips NV(Æ)(Ñ) 41,597 829
Kyndryl Holdings, Inc.(Æ) 19,357 292
Lam Research Corp. 3,578 2,243
Lattice Semiconductor Corp.(Æ) 5,740 493
Lyft, Inc. Class A(Æ) 44,904 473
MaxLinear, Inc. Class A(Æ) 11,685 260
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Meta Platforms, Inc. Class A(Æ) 28,696 8,615
Micron Technology, Inc. 29,713 2,021
Microsoft Corp. 110,999 35,048
Nutanix, Inc. Class A(Æ) 8,607 300
NVIDIA Corp.(Û) 26,931 11,715
NXP Semiconductors NV 11,466 2,292
Okta, Inc.(Æ)(Ð) 7,141 582
Oracle Corp. 24,631 2,609
Palo Alto Networks, Inc.(Æ) 9,905 2,322
Playtika Holding Corp.(Æ) 12,800 123
Pure Storage, Inc. Class A(Æ) 5,379 192
Qorvo, Inc.(Æ) 6,360 607
Qualys, Inc.(Æ) 1,833 280
Roper Technologies, Inc. 1,563 757
Salesforce, Inc.(Æ) 16,233 3,292
Seagate Technology Holdings PLC 5,617 370
SentinelOne, Inc. Class A(Æ)(Ð) 9,440 159
ServiceNow, Inc.(Æ) 4,370 2,443
Silicon Laboratories, Inc.(Æ)(Ð) 2,598 301
Skyworks Solutions, Inc. 4,950 488
Smartsheet, Inc. Class A(Æ) 7,990 323
Sonos, Inc.(Æ) 16,637 215
Spotify Technology SA(Æ) 5,786 895
Squarespace, Inc. Class A(Æ) 4,220 122
Synopsys, Inc.(Æ) 1,707 783
Tenable Holdings, Inc.(Æ) 5,798 260
Teradyne, Inc. 14,521 1,459
Texas Instruments, Inc. 11,412 1,815
Twilio, Inc. Class A(Æ)(Ð) 8,144 477
Uber Technologies, Inc.(Æ)(Û) 23,992 1,103
Varonis Systems, Inc.(Æ) 9,483 290
VeriSign, Inc.(Æ) 5,272 1,068
Viavi Solutions, Inc. Class W(Æ) 30,118 275
Yelp, Inc. Class A(Æ) 5,369 223
Zscaler, Inc.(Æ)(Ð) 2,896 451
179,053
Utilities - 4.1%
APA Corp.(Ð) 2,583 106
AT&T, Inc. 125,436 1,884
California Resources Corp. 3,420 192
CNX Resources Corp.(Æ) 3,240 73
ConocoPhillips 27,774 3,327
DTE Energy Co. 7,312 726
Edison International 16,021 1,014
Exelon Corp.(Û) 48,654 1,839
FirstEnergy Corp. 29,180 997
Gulfport Energy Corp.(Æ) 1,956 232
NextEra Energy, Inc. 44,946 2,575
NRG Energy, Inc. 48,911 1,884
PG&E Corp.(Æ) 96,622 1,558
Pinnacle West Capital Corp. 6,563 484
T-Mobile USA, Inc. 16,700 2,339
UGI Corp. 18,221 419
Verizon Communications, Inc. 22,488 729
Vistra Corp.(Û) 30,398 1,009
21,387

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $423,711) 525,730
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 22,133,278 (∞) 22,127
Total Short-Term Investments
(cost $22,126) 22,127
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 834,350 (∞)
834
Total Other Securities
(cost $834) 834
Total Investments - 105.2%
(identified cost $446,671) 548,691
Securities Sold Short - (5.1)%
Consumer Discretionary - (0.6)%
Acushnet Holdings Corp. (6,566) (348)
Churchill Downs, Inc. (3,382) (392)
DISH Network Corp. Class A(Æ) (60,286) (353)
Freshpet, Inc.(Æ) (5,851) (386)
Instructure Holdings, Inc.(Æ) (300) (8)
Kontoor Brands, Inc. (2,020) (89)
LGI Homes, Inc.(Æ) (1,084) (108)
Lithia Motors, Inc. Class A (1,365) (403)
Topgolf Callaway Brands Corp.(Æ) (16,860) (233)
Vicor Corp.(Æ) (1,200) (71)
Warner Bros Discovery, Inc.(Æ) (41,085) (446)
Ziff Davis, Inc.(Æ) (5,035) (321)
(3,158)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (2,031) (333)
MGP Ingredients, Inc. (2,581) (272)
(605)
Energy - (0.1)%
Green Plains, Inc.(Æ) (3,663) (110)
Plug Power, Inc.(Æ) (3,329) (25)
Shoals Technologies Group, Inc. Class A(Æ) (6,287) (115)
Sitio Royalties Corp. Class A (4,940) (120)
Sunrun, Inc.(Æ) (9,484) (119)
(489)
Financial Services - (1.2)%
Annaly Capital Management, Inc.(ö) (22,651) (426)
Arbor Realty Trust, Inc.(ö) (13,850) (210)
BGC Partners, Inc. Class A (29,225) (154)
Blackstone Group, Inc. (The) Class A (2,890) (310)
Cohen & Steers, Inc. (1,180) (74)
Columbia Banking System, Inc. (18,556) (377)
Glacier Bancorp, Inc. (14,459) (412)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (10,250) (217)
Healthcare Realty Trust, Inc.(ö) (26,297) (401)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Iron Mountain, Inc.(ö) (7,766) (462)
Kite Realty Group Trust(ö) (12,983) (278)
New York Community Bancorp, Inc. (45,512) (516)
Old National Bancorp (30,934) (450)
Ready Capital Corp.(ö) (21,165) (214)
ServisFirst Bancshares, Inc. (1,840) (96)
SoFi Technologies, Inc.(Æ) (3,714) (30)
T Rowe Price Group, Inc. (4,179) (438)
VICI Properties, Inc.(ö) (15,342) (446)
Webster Financial Corp. (11,083) (447)
Welltower, Inc.(ö) (5,306) (435)
(6,393)
Health Care - (0.7)%
10X Genomics, Inc. Class A(Æ) (5,249) (217)
Alnylam Pharmaceuticals, Inc.(Æ) (893) (158)
Axsome Therapeutics, Inc.(Æ) (555) (39)
Azenta, Inc.(Æ) (4,710) (236)
Biogen, Inc.(Æ) (1,774) (456)
CONMED Corp. (724) (73)
Danaher Corp. (902) (224)
Ensign Group, Inc. (The) (3,260) (303)
Halozyme Therapeutics, Inc.(Æ) (1,164) (45)
ICU Medical, Inc.(Æ) (849) (101)
ImmunoGen, Inc.(Æ) (3,208) (51)
Karuna Therapeutics, Inc.(Æ) (356) (60)
Neogen Corp.(Æ) (22,577) (419)
Patterson Cos., Inc. (9,678) (287)
RadNet, Inc.(Æ) (1,181) (33)
Repligen Corp.(Æ) (2,831) (450)
Sotera Health Co.(Æ) (9,562) (143)
SpringWorks Therapeutics, Inc.(Æ) (4,852) (112)
Vaxcyte, Inc.(Æ) (4,250) (217)
Ventyx Biosciences, Inc.(Æ) (1,251) (43)
(3,667)
Materials and Processing - (0.2)%
Belden, Inc. (1,793) (173)
Livent Corp.(Æ) (4,688) (87)
Pool Corp. (1,298) (462)
Quaker Chemical Corp. (1,920) (307)
(1,029)
Producer Durables - (0.8)%
AeroVironment, Inc.(Æ) (1,432) (160)
Affirm Holdings, Inc.(Æ) (1,693) (36)
Badger Meter, Inc. (2,898) (417)
Brink's Co. (The) (2,073) (151)
Casella Waste Systems, Inc. Class A(Æ) (5,341) (407)
Dorman Products, Inc.(Æ) (2,081) (158)
Fox Factory Holding Corp.(Æ) (2,610) (259)
GATX Corp. (3,938) (428)
H&R Block, Inc. (6,791) (292)
LCI Industries (2,353) (276)
Mirion Technologies, Inc.(Æ) (14,300) (107)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
S&P Global, Inc. (1,170) (427)
Teledyne Technologies, Inc.(Æ) (279) (114)
Trade Desk, Inc. (The) Class A(Æ) (2,160) (169)
Union Pacific Corp. (2,112) (430)
Zurn Elkay Water Solutions Corp. (19,368) (543)
(4,374)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (4,535) (466)
Analog Devices, Inc. (2,572) (450)
Bentley Systems, Inc. Class B (9,118) (457)
Bumble, Inc. Class A(Æ) (9,461) (141)
Ceridian HCM Holding, Inc.(Æ) (315) (21)
Envestnet, Inc.(Æ) (7,163) (315)
ePlus, Inc.(Æ) (2,520) (160)
Fiserv, Inc.(Æ) (3,592) (406)
Frontier Communications Corp.(Æ) (29,235) (458)
Gen Digital, Inc. (24,975) (442)
Marvell Technology, Inc. (8,057) (436)
MKS Instruments, Inc. (1,190) (103)
Motorola Solutions, Inc. (1,586) (432)
nCino, Inc.(Æ) (6,696) (213)
Onto Innovation, Inc.(Æ) (1,774) (226)
Paycor HCM, Inc.(Æ) (10,723) (245)
Take-Two Interactive Software, Inc.(Æ) (3,231) (454)
ViaSat, Inc.(Æ) (1,100) (20)
(5,445)
Utilities - (0.3)%
Chord Energy Corp. (1,410) (229)
Civitas Resources, Inc. (4,529) (366)
Cogent Communications Holdings, Inc. (5,869) (363)
Equitrans Midstream Corp. (14,698) (138)
Otter Tail Corp. (4,758) (361)
(1,457)
Total Securities Sold Short
(proceeds $27,652) (26,617)
Other Assets and Liabilities,
Net - (0.1)%
(681)
Net Assets - 100.0%
521,393

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 104 USD 22,493 12/23 (959)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (959)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 68,285 $ — $ —
$ —
$ 68,285
Consumer Staples 23,956 — —
—
23,956
Energy 24,803 — —
—
24,803
Financial Services 76,125 — —
—
76,125
Health Care 68,393 — —
—
68,393
Materials and Processing 16,983 — —
—
16,983
Producer Durables 46,745 — —
—
46,745
Technology 179,053 — —
—
179,053
Utilities 21,387 — —
—
21,387
Short-Term Investments — — — 22,127 22,127
Other Securities — — — 834 834
Total Investments
525,730 — — 22,961 548,691
Securities Sold Short
**
(26,617) — — — (26,617)
Other Financial Instruments
Liabilities
Futures Contracts (959) — — — (959)
Total Other Financial Instruments
*
$ (959) $ — $ — $ — $ (959)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2023, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended September 30, 2023 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,773 $ 115,691 $ 111,335 $ — $ (2) $ 22,127 $ 544 $ —
U.S. Cash Collateral Fund 462 5,828 5,456 — — 834 22 —
$ 18,235 $ 121,519 $ 116,791 $ — $ (2) $ 22,961 $ 566 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.3%
Consumer Discretionary - 11.3%
1-800-Flowers.com, Inc. Class A(Æ) 6,060 42
2U, Inc.(Æ) 9,595 24
Academy Sports & Outdoors, Inc. 2,374 112
Advance Auto Parts, Inc. 5,338 299
AerSale Corp.(Æ) 32,474 485
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 9,343 68
America's Car-Mart, Inc.(Æ) 10,733 977
Asbury Automotive Group, Inc.(Æ) 895 206
Atkore, Inc.(Æ) 1,078 161
Axon Enterprise, Inc.(Æ) 245 49
Beacon Roofing Supply, Inc.(Æ) 5,255 406
Beazer Homes USA, Inc.(Æ) 6,798 169
Bloomin' Brands, Inc. 5,697 140
Bluegreen Vacations Holding Corp. 654 24
Boot Barn Holdings, Inc.(Æ) 13,096 1,063
Cadre Holdings, Inc. 15,156 404
CarParts.com, Inc.(Æ) 4,368 18
Carriage Services, Inc. Class A 1,252 35
Carrols Restaurant Group, Inc.(Æ) 17,039 112
Carter's, Inc. 4,120 285
Celestica, Inc.(Æ) 5,634 138
Century Communities, Inc. 2,009 134
Chegg, Inc.(Æ) 14,077 126
Children's Place, Inc. (The)(Æ) 2,981 81
Clarus Corp. 39,147 296
Columbia Sportswear Co. 2,554 189
Comtech Telecommunications Corp. 550 5
Cooper-Standard Holdings, Inc.(Æ) 1,055 14
Coursera, Inc.(Æ) 5,800 108
Cracker Barrel Old Country Store, Inc. 905 61
CTS Corp. 1,829 76
Dana Holding Corp. 10,619 156
Dillard's, Inc. Class A(Ñ)(Û) 903 299
Driven Brands Holdings, Inc.(Æ) 4,954 62
Duckhorn Portfolio, Inc. (The)(Æ) 1,096 11
Duolingo, Inc.(Æ)(Ð) 1,071 178
Enerpac Tool Group Corp. 2,716 72
Enovix Corp.(Æ) 1,679 21
Figs, Inc. Class A(Æ) 6,466 38
First Watch Restaurant Group, Inc.(Æ) 199 3
FirstCash Holdings, Inc. 1,156 116
Foot Locker, Inc. 3,681 64
Forestar Group, Inc.(Æ)(Ð) 1,349 36
Funko, Inc. Class A(Æ)(Ð) 7,158 55
Gambling.com Group, Ltd.(Æ) 2,402 31
Genesco, Inc.(Æ)(Ð) 1,280 39
Gentherm, Inc.(Æ) 1,663 90
G-III Apparel Group, Ltd.(Æ) 2,650 66
Gildan Activewear, Inc. Class A 6,638 186
GMS, Inc.(Æ) 4,748 304
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 26,492 329
GoPro, Inc. Class A(Æ) 37,999 119
Grand Canyon Education, Inc.(Æ)(Û) 3,402 398
Green Brick Partners, Inc.(Æ) 3,835 159
Group 1 Automotive, Inc. 964 259
Haverty Furniture Cos., Inc. 6,319 182
HealthStream, Inc. 1,274 28
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hilton Grand Vacations, Inc.(Æ) 2,469 100
Hims & Hers Health, Inc.(Æ) 17,187 108
International Game Technology PLC(Û) 12,974 393
iRobot Corp.(Æ) 2,463 93
Johnson Outdoors, Inc. Class A 4,893 268
KB Home 8,498 393
Kontoor Brands, Inc. 2,176 96
Kura Sushi USA, Inc. Class A(Æ) 13,058 863
Landsea Homes Corp.(Æ)(Ð) 10,047 90
La-Z-Boy, Inc. 4,110 127
Lear Corp.(Ð) 2,507 336
Leonardo DRS, Inc.(Æ) 12,004 200
Levi Strauss & Co. Class A(Ñ) 22,951 312
Light & Wonder, Inc. Class A(Æ) 2,640 188
M/I Homes, Inc.(Æ) 1,938 163
Macy's, Inc. 13,431 156
Malibu Boats, Inc. Class A(Æ) 1,143 56
Marine Products Corp. 4,189 60
MasterCraft Boat Holdings, Inc.(Æ) 1,743 39
Matthews International Corp. Class A 1,895 74
MDC Holdings, Inc. 3,898 161
Meritage Homes Corp. 1,468 180
Monro Muffler Brake, Inc. 7,349 204
Motorcar Parts of America, Inc.(Æ) 15,035 122
Movado Group, Inc. 2,726 75
Newell Rubbermaid, Inc. 57,221 517
Nu Skin Enterprises, Inc. Class A 3,028 64
ODP Corp. (The)(Æ) 2,244 104
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,231 95
On Holding AG Class A(Æ) 4,908 137
OneSpaWorld Holdings, Ltd.(Æ) 78,667 883
Overstock.com, Inc.(Æ) 5,352 85
Oxford Industries, Inc. 3,493 336
Papa John's International, Inc. 3,379 231
Paramount Global Class B(Ð) 1,481 19
Perdoceo Education Corp. 5,550 95
PetMed Express, Inc. 3,547 36
Red Rock Resorts, Inc. Class A 2,382 98
Reservoir Media, Inc.(Æ)(Ñ) 17,625 108
REV Group, Inc. 31,341 501
Rocky Brands, Inc. 13,733 202
Rover Group, Inc.(Æ) 23,804 149
Scholastic Corp. 2,148 82
SeaWorld Entertainment, Inc.(Æ)(Ð) 3,147 146
Shoe Carnival, Inc. 4,203 101
Signet Jewelers, Ltd. 1,735 125
Smith & Wesson Brands, Inc. 38,748 500
Solo Brands, Inc. Class A(Æ) 11,462 58
Sonic Automotive, Inc. Class A 3,105 148
Steven Madden, Ltd. 9,106 289
Stitch Fix, Inc. Class A(Æ) 19,538 67
Stride, Inc.(Æ) 7,834 353
Taylor Morrison Home Corp. Class A(Æ) 6,219 265
Texas Roadhouse, Inc. Class A 7,339 705
Tilly's, Inc. Class A(Æ) 2,966 24
Toll Brothers, Inc.(Ð)(Û) 4,426 327
Transcat, Inc.(Æ) 554 54
Tri Pointe Homes, Inc.(Æ) 11,241 307
Turtle Beach Corp.(Æ) 1,000 9
Universal Electronics, Inc.(Æ) 657 6

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Upbound Group, Inc. Class A 2,508 74
Urban Outfitters, Inc.(Æ) 4,289 140
WideOpenWest, Inc.(Æ)(Ð) 1,600 12
Winnebago Industries, Inc. 2,432 145
Wolverine World Wide, Inc. 6,972 56
Xponential Fitness, Inc. Class A(Æ) 4,917 76
YETI Holdings, Inc.(Æ) 2,189 106
22,300
Consumer Staples - 3.4%
Andersons, Inc. (The)(Û) 674 35
Calavo Growers, Inc. 16,091 406
Celsius Holdings, Inc.(Æ) 3,065 526
Coca-Cola Bottling Co. 168 107
Coty, Inc. Class A(Æ) 22,152 243
Dole PLC 7,173 83
elf Beauty, Inc.(Æ) 9,379 1,030
Energizer Holdings, Inc. - GDR 4,420 163
Grocery Outlet Holding Corp.(Æ) 19,984 577
Helen of Troy, Ltd.(Æ) 1,281 149
Inter Parfums, Inc. 581 78
J&J Snack Foods Corp. 3,027 495
John B Sanfilippo & Son, Inc. 752 74
Natural Grocers by Vitamin Cottage, Inc. 5,530 71
Nomad Foods, Ltd.(Æ) 12,000 183
Olaplex Holdings, Inc.(Æ)(Û) 4,000 8
Post Holdings, Inc.(Æ)(Û) 471 40
Primo Water Corp. 44,422 613
Quanex Building Products Corp. 933 26
Sovos Brands, Inc.(Æ) 49,793 1,123
SpartanNash Co. 2,360 52
Sprouts Farmers Market, Inc.(Æ) 4,770 204
Turning Point Brands, Inc. 844 20
United Natural Foods, Inc.(Æ)(Ð) 1,979 28
USANA Health Sciences, Inc.(Æ)(Û) 698 41
Vector Group, Ltd.(Ð)(Û) 7,150 76
Vita Coco Co., Inc. (The)(Æ) 2,873 75
Weis Markets, Inc. 1,092 69
6,595
Energy - 5.4%
Alpha Metallurgical Resources, Inc. 203 53
Arch Resources, Inc. 1,578 269
Aris Water Solutions, Inc. Class A 105,064 1,049
Atlas Energy Solutions, Inc. Class A(Ñ) 5,797 129
Broadwind Energy, Inc.(Æ) 31,246 100
Centrus Energy Corp. Class A(Æ)(Ð) 809 46
ChampionX Corp. 6,412 228
CVR Energy, Inc. 6,068 206
Delek US Holdings, Inc. 35,912 1,020
Dril-Quip, Inc.(Æ) 22,944 646
Green Plains, Inc.(Æ) 4,770 144
Helmerich & Payne, Inc. 7,490 316
HF Sinclair Corp.(Ð) 2,743 156
Kodiak Gas Services, Inc.(Æ) 28,275 506
Mammoth Energy Services, Inc.(Æ) 11,983 56
Matador Resources Co. 5,396 321
Matrix Service Co.(Æ) 14,280 168
Murphy Oil Corp. 5,178 235
Natural Gas Services Group, Inc.(Æ) 13,253 193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Noble Corp. PLC 2,839 144
NOW, Inc.(Æ) 12,212 145
Par Pacific Holdings, Inc.(Æ) 6,248 225
Patterson-UTI Energy, Inc. 49,512 685
PBF Energy, Inc. Class A 7,714 413
Range Resources Corp.(Ð) 1,908 62
Ranger Energy Services, Inc. 8,704 123
REX American Resources Corp.(Æ) 3,593 146
Select Water Solutions, Inc. Class A 5,749 46
Sitio Royalties Corp. Class A(Ñ) 12,601 305
SM Energy Co. 11,856 470
Solaris Oilfield Infrastructure, Inc. Class A 58,479 623
Talon Metals Corp.(Æ) 375,500 72
TechnipFMC PLC(Û) 16,233 330
TETRA Technologies, Inc.(Æ) 22,056 141
Transocean, Ltd.(Æ) 6,674 55
Valaris, Ltd.(Æ) 473 35
Warrior Met Coal, Inc. 10,302 526
Weatherford International PLC(Æ) 1,514 137
World Kinect Corp. 5,813 130
10,654
Financial Services - 19.6%
1st Source Corp. 2,654 112
AGNC Investment Corp.(ö) 8,464 80
Agree Realty Corp.(ö) 8,634 477
Air Lease Corp. Class A 11,427 450
Alliance Data Systems Corp.(Ð) 3,307 113
Alpine Income Property Trust, Inc.(ö) 29,745 487
American Equity Investment Life Holding
Co. 2,856 153
Ameris Bancorp 2,601 100
Apple Hospitality REIT, Inc.(ö) 6,817 105
Applied Digital Corp.(Æ) 5,187 32
AssetMark Financial Holdings, Inc.(Æ) 1,834 46
Atlantic Union Bankshares Corp. 3,247 93
Avantax, Inc.(Æ) 5,698 146
Axis Capital Holdings, Ltd. 6,324 356
Banco Latinoamericano de Comercio
Exterior SA Class E 354 8
Bank of NT Butterfield & Son, Ltd. (The) 3,734 101
Banner Corp. 2,542 108
BGC Partners, Inc. Class A 7,340 39
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 7,141 155
Brighthouse Financial, Inc.(Æ) 4,581 224
Brixmor Property Group, Inc.(ö) 11,480 239
Broadstone Net Lease, Inc.(ö) 10,834 155
Business First Bancshares, Inc. 23,165 435
Byline Bancorp, Inc. 9,859 194
Cadence Bank 16,392 348
Camden Property Trust(ö)(Û) 307 29
Capital Bancorp, Inc. 10,341 198
Capital City Bank Group, Inc. 8,376 250
Capstar Financial Holdings, Inc. 9,027 128
Cathay General Bancorp 2,825 98
Chatham Lodging Trust(ö) 2,666 26
City Holding Co. 1,143 103
Civista Bancshares, Inc. 14,975 232
Clarivate PLC(Æ) 23,536 158

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CNO Financial Group, Inc. 9,012 214
Coastal Financial Corp.(Æ) 25 1
Cohen & Steers, Inc. 4,707 295
Columbia Banking System, Inc. 9,779 199
Comerica, Inc. 7,708 320
Community Bank System, Inc. 2,166 91
Community Healthcare Trust, Inc.(ö) 14,837 441
Compass, Inc. Class A(Æ) 38,180 111
Corebridge Financial, Inc.(Ð)(Û) 16,593 328
Cousins Properties, Inc.(ö) 5,704 116
CTO Realty Growth, Inc.(Ñ)(ö) 23,954 388
Cullen/Frost Bankers, Inc.(Ð) 2,832 258
Customers Bancorp, Inc.(Æ)(Ð) 3,433 118
Donegal Group, Inc. Class A 6,005 86
Douglas Elliman, Inc. 2,700 6
Dun & Bradstreet Holdings, Inc. 8,850 88
Easterly Government Properties, Inc.(ö) 43,386 496
Encore Capital Group, Inc.(Æ) 2,742 131
Enova International, Inc.(Æ)(Ð) 1,654 84
Enterprise Financial Services Corp. 7,787 292
Equity Commonwealth(ö)(Û) 20,644 379
Esquire Financial Holdings, Inc. 6,081 278
Essent Group, Ltd. 10,381 491
Essential Properties Realty Trust, Inc.(ö) 3,539 77
Evercore, Inc. Class A 2,756 380
Everest Re Group, Ltd.(Û) 163 61
eXp World Holdings, Inc.(Ð) 1,507 24
EZCORP, Inc. Class A(Æ) 24,324 201
Federal Agricultural Mortgage Corp. Class
C 854 132
Fidelis Insurance Holdings, Ltd.(Æ) 11,770 173
First American Financial Corp. 10,309 582
First BanCorp 24,020 323
First Commonwealth Financial Corp. 14,964 183
First Financial Bankshares, Inc. 4,308 108
First Financial Corp. 3,232 109
First Foundation, Inc. 8,329 51
First Horizon National Corp.(Û) 26,972 297
First Internet Bancorp 1,303 21
First Interstate BancSystem, Inc. Class A 13,141 328
First Merchants Corp. 5,207 145
First Mid Bancshares, Inc. 6,838 182
Four Corners Property Trust, Inc.(ö) 6,712 149
FTAI Aviation, Ltd. 9,189 327
Fulton Financial Corp. 6,902 84
GCM Grosvenor, Inc. Class A 41,202 320
Genworth Financial, Inc. Class A(Æ) 38,488 226
German American Bancorp, Inc. 8,112 220
Getty Realty Corp.(ö) 7,535 209
Glacier Bancorp, Inc. 15,815 451
Goosehead Insurance, Inc. Class A(Æ)(Ð) 1,165 87
Guaranty Bancshares, Inc. 8,137 233
Hamilton Lane, Inc. Class A 1,225 111
Hancock Holding Co. 3,019 112
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 16,025 340
Hanover Insurance Group, Inc. (The) 3,324 369
Highwoods Properties, Inc.(Ð)(ö) 1,600 33
Hilltop Holdings, Inc. 3,725 106
Home BancShares, Inc. 25,867 542
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HomeStreet, Inc.(Ð) 2,144 17
HomeTrust Bancshares, Inc. 114 2
Horace Mann Educators Corp. 15,248 448
Independence Realty Trust, Inc.(ö) 10,396 146
Independent Bank Corp. 3,468 115
Innovative Industrial Properties, Inc.(ö) 1,326 100
Interactive Brokers Group, Inc. Class A(Û) 657 57
International Bancshares Corp. 2,742 119
International Money Express, Inc.(Æ) 15,018 254
Investar Holding Corp. 8,583 91
Investors Title Co. 310 46
Jackson Financial, Inc. Class A 10,752 411
James River Group Holdings, Ltd. 9,230 142
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 106
Kemper Corp. 7,976 335
Kinsale Capital Group, Inc. 328 136
Kite Realty Group Trust(ö) 12,988 278
Legalzoom.com, Inc.(Æ) 5,237 57
LendingClub Corp.(Æ) 13,926 85
LendingTree, Inc.(Æ) 1,953 30
Lincoln National Corp.(Ð) 12,603 311
Live Oak Bancshares, Inc. 3,951 114
LiveRamp Holdings, Inc.(Æ) 8,890 256
McGrath RentCorp 1,212 121
Medifast, Inc. 1,409 105
Merchants Bancorp 2,892 80
Mercury General Corp. 2,659 75
Metropolitan Bank Holding Corp.(Æ) 10,647 386
Moelis & Co. Class A 3,034 137
Mr. Cooper Group, Inc.(Æ) 2,876 154
MVB Financial Corp. 7,543 170
National Bank Holdings Corp. Class A 21,909 652
Navient Corp. 11,442 197
NETSTREIT Corp.(ö) 63,104 983
Newmark Group, Inc. Class A 17,010 109
NMI Holdings, Inc. Class A(Æ) 12,587 341
Northeast Bank 5,193 229
Northrim BanCorp, Inc. 164 6
OFG Bancorp 5,844 175
Old National Bancorp 19,963 290
Old Second Bancorp, Inc. 11,661 159
Outfront Media, Inc.(ö) 7,277 73
Pagseguro Digital, Ltd. Class A(Æ) 10,921 94
Palomar Holdings, Inc.(Æ)(Ð) 500 25
Park Hotels & Resorts, Inc.(Ð)(ö) 14,950 184
Pathward Financial, Inc. 2,391 110
Peapack-Gladstone Financial Corp. 185 5
Perella Weinberg Partners 67,557 688
Pinnacle Financial Partners, Inc. 3,104 208
Piper Sandler Cos. 643 93
PJT Partners, Inc. Class A(Ð) 854 68
Plymouth Industrial REIT, Inc.(ö) 15,189 318
Popular, Inc. 2,479 156
PRA Group, Inc.(Æ)(Ð) 4,083 78
Preferred Bank 1,599 100
Premier Financial Corp. 7,340 125
ProAssurance Corp. 3,040 57
Prosperity Bancshares, Inc. 5,318 290
Radian Group, Inc. 7,158 180

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Red River Bancshares, Inc. 2,363 109
Redfin Corp.(Æ)(Ð) 11,048 78
Regional Management Corp. 626 17
Reinsurance Group of America, Inc. Class A 3,041 442
Renasant Corp. 3,427 90
RLJ Lodging Trust(ö)(Û) 9,919 97
RMR Group, Inc. (The) Class A 4,229 104
Robinhood Markets, Inc. Class A(Æ)(Ð) 23,293 229
Ryan Specialty Holdings, Inc. Class A(Æ)
(Ð)(Û) 6,980 338
Ryman Hospitality Properties, Inc.(ö)(Û) 4,226 352
Safety Insurance Group, Inc. 1,272 87
Seacoast Banking Corp. of Florida 15,494 340
Selective Insurance Group, Inc. 2,018 208
Silvercrest Asset Management Group, Inc.
Class A 4,903 78
Simmons First National Corp. Class A 5,688 96
Skyward Specialty Insurance Group, Inc.
(Æ)(Ñ) 10,286 281
SLM Corp. 15,025 205
SmartFinancial, Inc. 9,598 205
SouthState Corp. 2,317 156
SP Plus Corp.(Æ) 3,982 144
Spirit Realty Capital, Inc.(ö) 6,410 215
STAG Industrial, Inc.(ö) 9,299 321
Stewart Information Services Corp. 6,942 304
Stock Yards Bancorp, Inc. 7,724 303
StoneX Group, Inc.(Æ) 681 66
Sunstone Hotel Investors, Inc.(Ð)(ö) 10,157 95
Synovus Financial Corp. 3,081 86
Target Hospitality Corp. Class A(Æ) 3,107 49
Terreno Realty Corp.(ö) 1,687 96
Territorial Bancorp, Inc. 4,416 40
Texas Capital Bancshares, Inc.(Æ) 6,248 368
Tiptree, Inc. Class A 19,647 329
Towne Bank 6,184 142
TPG, Inc. 1,887 57
TriCo Bancshares 5,840 187
Triumph Financial, Inc. 11,254 729
UMB Financial Corp. 1,785 111
UMH Properties, Inc.(ö) 12,357 173
United Bankshares, Inc. 4,217 116
United Community Banks, Inc. 4,494 114
United Fire Group, Inc. 657 13
Universal Insurance Holdings, Inc. 2,914 41
Valley National Bancorp 32,556 279
Virtu Financial, Inc. Class A 7,000 121
Walker & Dunlop, Inc. 1,971 146
Webster Financial Corp. 3,290 133
Westamerica BanCorp 4,929 213
Westwood Holdings Group, Inc. 23,589 239
William Penn Bancorp(Ñ) 26,357 329
Xenia Hotels & Resorts, Inc.(ö)(Û) 8,804 104
38,537
Health Care - 16.5%
2seventy bio, Inc.(Æ)(Ð) 4,068 16
Acadia Pharmaceuticals, Inc.(Æ) 10,791 225
Accuray, Inc.(Æ) 675 2
Addus HomeCare Corp.(Æ) 1,200 102
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ADMA Biologics, Inc.(Æ) 27,573 99
Akebia Therapeutics, Inc.(Æ) 12,274 14
Alector, Inc.(Æ) 6,700 43
Alignment Healthcare, Inc.(Æ) 3,300 23
Alkermes PLC(Æ) 8,773 246
Alphatec Holdings, Inc.(Æ) 14,611 190
Amedisys, Inc.(Æ) 2,900 271
American Well Corp. Class A(Æ)(Ð) 14,578 17
Amneal Pharmaceuticals, Inc.(Æ) 69,075 292
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 4,459 205
AnaptysBio, Inc.(Æ)(Ð) 1,640 29
AngioDynamics, Inc.(Æ) 5,454 40
ANI Pharmaceuticals, Inc.(Æ) 15,034 873
Arcellx, Inc.(Æ) 13,234 475
Arcus Biosciences, Inc.(Æ)(Ð) 1,621 29
Argenx SE - ADR(Æ) 1,882 925
Arrowhead Pharmaceuticals, Inc.(Æ) 17,545 471
Arvinas, Inc.(Æ) 3,062 60
Avanos Medical, Inc.(Æ) 6,111 124
Avid Bioservices, Inc.(Æ) 66,903 632
Avita Medical, Inc.(Æ) 18,166 265
Axogen, Inc.(Æ) 1,600 8
Axsome Therapeutics, Inc.(Æ) 612 43
Beam Therapeutics, Inc.(Æ) 9,365 225
BioLife Solutions, Inc.(Æ) 25,638 354
Bluebird Bio, Inc.(Æ) 11,130 34
Blueprint Medicines Corp.(Æ) 5,266 265
C4 Therapeutics, Inc.(Æ) 3,528 7
Cara Therapeutics, Inc.(Æ) 3,700 6
CareDx, Inc.(Æ) 7,959 56
Castle Biosciences, Inc.(Æ)(Ð) 2,797 47
Catalyst Pharmaceuticals, Inc.(Æ) 8,055 94
Certara, Inc.(Æ) 9,001 131
Cerus Corp.(Æ) 1,800 3
Chemed Corp. 707 367
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Computer Programs & Systems, Inc.(Æ) 4,687 75
CONMED Corp. 6,196 625
CorVel Corp.(Æ) 398 78
Cytokinetics, Inc.(Æ) 18,659 550
CytomX Therapeutics, Inc.(Æ)(Ð) 4,574 6
DaVita HealthCare Partners, Inc.(Æ) 4,177 395
Deciphera Pharmaceuticals, Inc.(Æ) 5,444 69
Denali Therapeutics, Inc.(Æ) 8,292 171
Dyne Therapeutics, Inc.(Æ) 10,610 95
Eagle Pharmaceuticals, Inc.(Æ) 296 5
Emergent BioSolutions, Inc.(Æ) 7,115 24
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,328 15
Enovis Corp. (Æ) 6,273 331
Ensign Group, Inc. (The) 1,311 122
Envista Holdings Corp.(Æ) 2,072 58
Esperion Therapeutics, Inc.(Æ)(Ð) 6,100 6
Exelixis, Inc.(Æ)(Ð) 17,705 387
Fate Therapeutics, Inc.(Æ) 9,430 20
FibroGen, Inc.(Æ) 6,130 5
Fulgent Genetics, Inc.(Æ) 4,428 118
Geron Corp.(Æ) 71,278 151
Glaukos Corp.(Æ) 2,065 155
Globus Medical, Inc. Class A(Æ) 919 46
GoodRx Holdings, Inc. Class A(Æ) 6,634 37

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guardant Health, Inc.(Æ) 11,549 342
Haemonetics Corp.(Æ) 1,456 130
Halozyme Therapeutics, Inc.(Æ) 10,200 390
Harmony Biosciences Holdings, Inc.(Æ)(Ð) 995 33
Health Catalyst, Inc.(Æ) 4,098 42
HealthEquity, Inc.(Æ) 3,627 265
Immunovant, Inc.(Æ) 4,413 169
Inari Medical, Inc.(Æ) 2,893 189
InfuSystem Holdings, Inc.(Æ) 49,843 481
Inhibrx, Inc.(Æ) 30,143 553
Innoviva, Inc.(Æ) 37,477 487
Inogen, Inc.(Æ) 7,318 38
Integer Holdings Corp.(Æ) 1,698 133
Intellia Therapeutics, Inc.(Æ) 8,754 277
iRadimed Corp. 20,653 916
Ironwood Pharmaceuticals, Inc. Class A(Æ) 8,400 81
iTeos Therapeutics, Inc.(Æ) 1,313 14
Karyopharm Therapeutics, Inc.(Æ) 11,294 15
Keros Therapeutics, Inc.(Æ) 5,817 185
Krystal Biotech, Inc.(Æ) 1,810 210
Kura Oncology, Inc.(Æ) 10,976 100
Kymera Therapeutics, Inc.(Æ) 2,206 31
Lantheus Holdings, Inc.(Æ) 2,981 207
Legend Biotech Corp. - ADR(Æ) 7,393 497
LeMaitre Vascular, Inc. 20,851 1,136
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 780 47
Medpace Holdings, Inc.(Æ) 2,679 649
MeiraGTx Holdings PLC(Æ) 12,282 60
Merit Medical Systems, Inc.(Æ) 1,821 126
ModivCare, Inc.(Æ) 2,383 75
NanoString Technologies, Inc.(Æ)(Ð) 3,869 7
Natera, Inc.(Æ) 940 42
National HealthCare Corp. 2,678 171
Nektar Therapeutics(Æ) 11,615 7
Neogen Corp.(Æ) 7,204 134
Neurocrine Biosciences, Inc.(Æ)(Û) 8,986 1,011
NGM Biopharmaceuticals, Inc.(Æ) 3,110 3
Nurix Therapeutics, Inc.(Æ)(Ð) 3,773 30
Omnicell, Inc.(Æ) 6,182 278
OPKO Health, Inc.(Æ) 18,200 29
Option Care Health, Inc.(Æ) 6,161 199
OraSure Technologies, Inc.(Æ)(Ð) 3,983 24
Organon & Co.(Ð) 15,796 274
Orthofix Medical, Inc.(Æ) 9,064 117
Oscar Health, Inc. Class A(Æ)(Ð) 1,500 8
Owens & Minor, Inc.(Æ) 12,679 205
Pacific Biosciences of California, Inc.(Æ) 12,718 106
Pacira BioSciences, Inc.(Æ) 5,606 172
Pediatrix Medical Group, Inc.(Æ)(Ð) 20,261 258
Pennant Group, Inc. (The)(Æ) 13,061 145
Perrigo Co. PLC 17,213 550
Personalis, Inc.(Æ) 2,788 3
PetIQ, Inc.(Æ) 16,650 328
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 2,250 23
Pliant Therapeutics, Inc.(Æ) 4,293 74
Premier, Inc. Class A 5,880 126
Prestige Brands Holdings, Inc.(Æ) 2,305 132
PTC Therapeutics, Inc.(Æ) 11,297 253
Pulmonx Corp.(Æ)(Ð) 3,467 36
Quanterix Corp.(Æ)(Ð) 2,000 54
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quipt Home Medical Corp.(Æ)(Ñ) 41,029 209
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet, Inc.(Æ) 7,532 212
Recursion Pharmaceuticals, Inc. Class A(Æ) 10,712 82
REGENXBIO, Inc.(Æ)(Ð) 4,326 71
Repligen Corp.(Æ) 2,377 378
Rigel Pharmaceuticals, Inc.(Æ) 15,900 17
Rocket Pharmaceuticals, Inc.(Æ) 48,397 992
RxSight, Inc.(Æ) 10,921 305
Sage Therapeutics, Inc.(Æ) 1,000 21
Sangamo BioSciences, Inc.(Æ) 10,300 6
Sarepta Therapeutics, Inc.(Æ)(Ð) 2,726 330
Schrodinger, Inc.(Æ) 12,341 349
Science 37 Holdings, Inc.(Æ) 332,355 133
Select Medical Holdings Corp. 4,285 108
Selecta Biosciences, Inc.(Æ) 2,038 2
Semler Scientific, Inc.(Æ) 679 17
Sharecare, Inc.(Æ) 67,536 64
SpringWorks Therapeutics, Inc.(Æ) 7,576 175
STAAR Surgical Co.(Æ) 1,908 77
Supernus Pharmaceuticals, Inc.(Æ) 2,049 57
Surmodics, Inc.(Æ) 5,714 183
Sutro Biopharma, Inc.(Æ) 3,305 12
Tactile Systems Technology, Inc.(Æ) 2,808 39
Talkspace, Inc.(Æ) 78,551 153
Tandem Diabetes Care, Inc.(Æ)(Ð) 3,616 75
Tela Bio, Inc.(Æ) 9,730 78
Tenet Healthcare Corp.(Æ) 6,507 429
TG Therapeutics, Inc.(Æ) 2,292 19
Theravance Biopharma, Inc.(Æ) 1,659 14
Travere Therapeutics, Inc.(Æ) 7,088 63
UFP Technologies, Inc.(Æ) 6,905 1,115
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 8,131 290
United Therapeutics Corp.(Æ)(Û) 2,466 557
US Physical Therapy, Inc.(Ð) 1,047 96
Utah Medical Products, Inc. 6,272 539
Vanda Pharmaceuticals, Inc.(Æ) 4,230 18
Ventyx Biosciences, Inc.(Æ) 4,491 156
Veradigm, Inc.(Æ) 14,209 187
Viemed Healthcare, Inc.(Æ) 12,062 81
Vir Biotechnology, Inc.(Æ) 1,553 15
Viridian Therapeutics, Inc.(Æ) 20,803 319
Xencor, Inc.(Æ) 9,779 197
Xenon Pharmaceuticals, Inc.(Æ) 10,997 376
Y-mAbs Therapeutics, Inc.(Æ) 3,150 17
Zai Lab, Ltd. - ADR(Æ)(Ñ) 8,262 201
Zentalis Pharmaceuticals, Inc.(Æ) 6,325 127
Zimvie, Inc.(Æ) 2,248 21
Zymeworks, Inc.(Æ) 1,000 6
32,529
Materials and Processing - 8.0%
AAON, Inc. 2,055 117
Allegheny Technologies, Inc.(Æ) 8,692 358
American Vanguard Corp. 5,547 61
Arizona Sonoran Copper Co., Inc.(Æ) 73,119 85
Ashland, Inc. 999 82
Avient Corp. 9,374 331
Axalta Coating Systems, Ltd.(Æ) 8,478 228
AZEK Co., Inc. (The)(Æ) 14,129 420

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Balchem Corp. 1,651 205
Boise Cascade Co. 3,281 338
Builders FirstSource, Inc.(Æ)(Û) 3,754 467
Cabot Corp. 1,830 127
Capstone Copper Corp.(Æ) 25,565 108
Carpenter Technology Corp. 2,125 143
Chemours Co. (The) 5,420 152
Clearwater Paper Corp.(Æ) 893 32
Codexis, Inc.(Æ) 7,735 15
Commercial Metals Co. 7,029 347
Constellium SE(Æ) 9,153 167
Critical Elements Lithium Corp.(Æ) 90,378 118
Eagle Materials, Inc.(Ð) 193 32
Eastman Chemical Co.(Ð) 891 68
Ecovyst, Inc.(Æ) 46,597 459
Element Solutions, Inc. 20,726 406
ERO Copper Corp.(Æ) 6,341 109
Foran Mining Corp.(Æ) 22,016 60
Gibraltar Industries, Inc.(Æ) 2,292 155
Global Industrial Co. 771 26
Haynes International, Inc. 851 40
Healthcare Services Group, Inc. 14,978 156
Hecla Mining Co. 24,414 95
Horizonte Minerals PLC(Æ) 56,093 86
Huntsman Corp. 12,742 311
Insteel Industries, Inc. 863 28
Interface, Inc. Class A 3,100 30
JELD-WEN Holding, Inc.(Æ)(Ð) 13,020 174
Kaiser Aluminum Corp. 13,342 1,004
Karat Packaging, Inc. 3,898 90
Louisiana-Pacific Corp. 5,241 290
Mativ Holdings, Inc. 31,900 455
Modine Manufacturing Co.(Æ) 7,659 350
MP Materials Corp.(Æ)(Ð) 3,056 58
Northwest Pipe Co.(Æ) 6,597 199
O-I Glass, Inc.(Æ) 7,159 120
Olympic Steel, Inc. 3,629 204
Origin Materials, Inc.(Æ)(Ð) 2,300 3
Orion Engineered Carbons SA 4,681 100
PGT Innovations, Inc.(Æ) 3,877 108
Piedmont Lithium, Inc.(Æ) 3,988 158
Quaker Chemical Corp. 966 155
Ranpak Holdings Corp.(Æ) 23,478 128
Rayonier Advanced Materials, Inc.(Æ) 3,700 13
Resideo Technologies, Inc.(Æ) 7,868 124
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 116
Royal Gold, Inc. 1,902 202
Rush Enterprises, Inc. Class A 3,972 162
ScanSource, Inc.(Æ) 656 20
Schnitzer Steel Industries, Inc. Class A 12,603 351
Scotts Miracle-Gro Co. (The) Class A 3,824 198
Sealed Air Corp. 7,592 249
SiteOne Landscape Supply, Inc.(Æ) 3,119 510
SmartRent, Inc.(Æ)(Ñ) 33,424 87
Sonoco Products Co. 4,691 255
Stelco Holdings, Inc. 3,275 90
Stepan Co. 6,390 479
Summit Materials, Inc. Class A(Æ) 5,722 178
Sylvamo Corp.(Ð) 2,348 103
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tecnoglass, Inc. 8,127 268
ThredUp, Inc. Class A(Æ)(Ñ) 33,370 134
TimkenSteel Corp.(Æ) 13,329 290
Trinseo PLC 53,549 438
Tronox Holdings PLC Class A 53,605 720
UFP Industries, Inc. 1,800 184
Unifi, Inc.(Æ) 14,012 99
United States Lime & Minerals, Inc. 367 74
Universal Stainless & Alloy Products, Inc.
(Æ) 3,784 50
Valvoline, Inc. 5,169 167
Veritiv Corp. 1,265 214
VSE Corp. 5,609 283
Worthington Industries, Inc. 2,102 130
15,756
Producer Durables - 17.0%
Aaron's Co., Inc. (The) 10,376 109
ABM Industries, Inc. 3,118 125
Adient PLC(Æ) 5,129 188
ADT, Inc. 5,409 32
AECOM(Û) 4,363 362
AGCO Corp. 2,898 343
Alight, Inc. Class A(Æ) 13,739 97
Allied Motion Technologies, Inc. 16,006 495
Allison Transmission Holdings, Inc. Class A 2,755 163
Alta Equipment Group, Inc.(Ð) 1,400 17
Amerco, Inc.(Æ)(Û) 1,950 106
AMN Healthcare Services, Inc.(Æ) 1,499 128
Applied Industrial Technologies, Inc. 1,828 283
Aqua Metals, Inc.(Æ)(Ñ) 74,505 84
ArcBest Corp. 4,006 407
Arcosa, Inc. 4,423 318
Ardmore Shipping Corp. 20,028 261
Argan, Inc. 4,943 225
ASGN, Inc.(Æ) 1,771 145
Astec Industries, Inc. 1,035 49
Barnes Group, Inc. 9,274 315
Barrett Business Services, Inc. 679 61
Bloom Energy Corp. Class A(Æ) 3,138 42
Bowman Consulting Group, Ltd.(Æ) 3,579 100
Casella Waste Systems, Inc. Class A(Æ) 8,064 615
CBIZ, Inc.(Æ) 2,908 151
CECO Environmental Corp.(Æ) 18,009 288
Chart Industries, Inc.(Æ) 957 162
Clean Harbors, Inc.(Æ) 968 162
Comfort Systems USA, Inc. 1,172 200
CompoSecure, Inc.(Æ)(Ñ) 16,558 107
Construction Partners, Inc. Class A(Æ) 6,385 233
Covenant Logistics Group, Inc. Class A 1,162 51
Cross Country Healthcare, Inc.(Æ) 8,241 204
Daseke, Inc.(Æ) 35,525 182
Deluxe Corp. 29,022 548
DHT Holdings, Inc. 22,921 236
Dorian LPG, Ltd. 1,000 29
Dycom Industries, Inc.(Æ) 2,583 230
Eagle Bulk Shipping, Inc. 6,864 288
Encore Wire Corp. 846 154
Energy Recovery, Inc.(Æ) 6,807 144
EnerSys 5,783 547

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ennis, Inc. 4,049 86
Enviri Corp.(Æ) 19,913 144
EVERTEC, Inc. 3,058 114
ExlService Holdings, Inc.(Æ) 4,445 125
Exponent, Inc. 1,543 132
Faro Technologies, Inc.(Æ)(Ð) 2,071 32
Federal Signal Corp. 6,079 363
Flowserve Corp. 16,367 651
Fluor Corp.(Æ) 10,457 384
Flywire Corp.(Æ) 7,233 231
Forward Air Corp. 2,348 161
Fox Factory Holding Corp.(Æ) 631 62
Franklin Electric Co., Inc. 1,402 125
Frontdoor, Inc.(Æ) 4,615 141
Frontier Group Holdings, Inc.(Æ) 19,317 93
Genco Shipping & Trading, Ltd. 8,775 123
Generac Holdings, Inc.(Æ) 731 80
GEO Group, Inc. (The)(Æ) 11,325 93
Granite Construction, Inc. 5,409 206
Green Dot Corp. Class A(Æ) 1,730 24
GXO Logistics, Inc.(Æ) 1,833 107
Hackett Group, Inc. (The) 1,294 31
Heartland Express, Inc. 5,486 81
Heidrick & Struggles International, Inc. 870 22
Helios Technologies, Inc. 1,183 66
Herc Holdings, Inc. 2,222 264
Heritage-Crystal Clean, Inc.(Æ) 1,304 59
Hexcel Corp. 1,724 112
Hillman Solutions Corp.(Æ) 17,926 148
HNI Corp. 3,475 120
Hub Group, Inc. Class A(Æ) 1,501 118
Huron Consulting Group, Inc.(Æ) 633 66
I3 Verticals, Inc. Class A(Æ) 39,051 826
ICF International, Inc. 1,329 161
Insperity, Inc.(Û) 2,749 268
Integrated Electrical Services, Inc.(Æ) 1,111 73
Janus International Group, Inc.(Æ) 17,275 185
Kadant, Inc. 477 108
Kaman Corp. Class A 18,769 369
Katapult Holdings, Inc.(Æ) 3,427 35
Kennametal, Inc. 5,108 127
Kirby Corp.(Æ) 2,085 173
Knight-Swift Transportation Holdings, Inc. 2,443 122
Korn Ferry 3,396 161
Landstar System, Inc.(Û) 2,022 358
Manitowoc Co., Inc. (The)(Æ) 11,881 179
ManpowerGroup, Inc.(Û) 2,760 202
Marten Transport, Ltd. 3,951 78
Matson, Inc. 3,715 330
Mercury Systems, Inc.(Æ) 9,439 350
Mesa Laboratories, Inc. 5,075 533
Methode Electronics, Inc. 1,940 44
MillerKnoll, Inc. 25,357 620
Mirion Technologies, Inc.(Æ) 18,781 140
Mitek Systems, Inc.(Æ) 48,573 521
Moog, Inc. Class A 871 98
Mueller Industries, Inc. 1,615 121
MYR Group, Inc.(Æ) 1,947 262
National Research Corp. Class A 1,447 64
NEXTracker, Inc. Class A(Æ) 6,562 264
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NV5 Global, Inc.(Æ) 451 43
Orion Group Holdings, Inc.(Æ) 45,723 245
Oshkosh Corp. 3,889 371
PAM Transportation Services, Inc.(Æ) 691 15
Park-Ohio Holdings Corp. 122 2
Payoneer Global, Inc.(Æ) 15,919 97
Phinia, Inc. 1,344 36
Powell Industries, Inc. 782 65
Primoris Services Corp. 14,053 460
PROG Holdings, Inc.(Æ) 11,357 377
Proto Labs, Inc.(Æ) 5,156 136
Radiant Logistics, Inc.(Æ) 32,543 184
Real Good Food Co., Inc. (The)(Æ) 6,224 21
Remitly Global, Inc.(Æ) 12,836 324
Repay Holdings Corp.(Æ) 73,644 559
Resources Connection, Inc. 6,657 99
RXO, Inc.(Æ) 11,140 220
Ryerson Holding Corp. 10,127 295
Saia, Inc.(Æ) 1,399 558
Scorpio Tankers, Inc. 10,126 548
SHYFT Group, Inc. (The)(Ð) 2,982 45
Sight Sciences, Inc.(Æ) 18,519 62
Skyline Champion Corp.(Æ) 10,059 641
Sleep Number Corp.(Æ) 3,181 78
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 6,695 108
Stagwell, Inc.(Æ) 4,900 23
Star Bulk Carriers Corp.(Ñ) 8,460 163
Steelcase, Inc. Class A(Ð) 5,848 65
Stericycle, Inc.(Æ) 2,384 107
Sterling Infrastructure, Inc.(Æ) 8,999 661
Stoneridge, Inc.(Æ) 30,636 615
Sun Country Airlines Holdings, Inc.(Æ) 17,371 258
Teekay Tankers, Ltd. Class A 7,561 315
Tennant Co. 4,999 371
Terex Corp.(Ð) 2,875 166
Thermon Group Holdings, Inc.(Æ) 6,142 169
Tidewater, Inc.(Æ) 4,929 350
Titan International, Inc.(Æ) 3,554 48
Titan Machinery, Inc.(Æ) 2,744 73
TopBuild Corp.(Æ) 1,463 368
TreeHouse Foods, Inc.(Æ) 8,891 387
TriNet Group, Inc.(Æ)(Û) 3,472 404
Triton International, Ltd.(Ñ)(Š) 1,380 114
TrueBlue, Inc.(Æ) 2,077 30
Tutor Perini Corp.(Æ) 20,128 158
UniFirst Corp. 566 92
Universal Truckload Services, Inc. 3,980 100
V2X, Inc.(Æ) 4,394 227
Vertiv Holdings Co. 12,819 477
Watts Water Technologies, Inc. Class A 797 138
Werner Enterprises, Inc. 9,124 355
Willdan Group, Inc.(Æ) 1,477 30
WNS Holdings, Ltd. - ADR(Æ) 9,610 658
Xerox Holdings Corp. 22,851 359
XPO, Inc.(Æ) 1,472 110
ZipRecruiter, Inc. Class A(Æ)(Ð) 5,618 67
33,369
Technology - 13.2%

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
8x8, Inc.(Æ)(Ñ) 55,667 140
A10 Networks, Inc. 27,248 410
ACM Research, Inc. Class A(Æ) 7,702 139
ACV Auctions, Inc. Class A(Æ) 5,888 89
Adeia, Inc.(Ð) 3,400 36
ADTRAN Holdings, Inc. 50,181 413
Agilysys, Inc.(Æ) 1,477 98
Altair Engineering, Inc. Class A(Æ) 1,437 90
Ambarella, Inc.(Æ) 1,875 99
American Software, Inc. Class A 81,159 930
Amkor Technology, Inc. 5,656 128
Appfolio, Inc. Class A(Æ) 2,713 495
Arlo Technologies, Inc.(Æ)(Ð) 10,464 108
Arteris, Inc.(Æ) 15,734 102
Augmedix, Inc.(Æ) 17,205 89
Axcelis Technologies, Inc.(Æ) 3,126 510
Bandwidth, Inc. Class A(Æ)(Ð) 2,151 24
Bel Fuse, Inc. Class B 3,578 171
BigCommerce Holdings, Inc.(Æ)(Ð) 7,580 75
Blackbaud, Inc.(Æ) 3,838 270
Box, Inc. Class A(Æ) 11,102 269
Braze, Inc. Class A(Æ) 2,031 95
Brightcove, Inc.(Æ) 1,053 3
Calix, Inc.(Æ) 2,803 129
Cars.com, Inc.(Æ) 9,129 154
Cerence, Inc.(Æ)(Ð) 1,124 23
CI&T, Inc. Class A(Æ) 20,836 135
Cirrus Logic, Inc.(Æ)(Ð)(Û) 4,012 297
Cohu, Inc.(Æ) 3,990 137
CommScope Holding Co., Inc.(Æ) 26,786 90
CommVault Systems, Inc.(Æ) 2,013 136
Couchbase, Inc.(Æ)(Ð) 1,644 28
Credo Technology Group Holding, Ltd.(Æ)
(Ð) 13,512 206
CS Disco, Inc.(Æ)(Ð) 1,900 13
CSG Systems International, Inc. 3,640 186
CyberArk Software, Ltd.(Æ) 777 127
Daktronics, Inc.(Æ) 1,000 9
DigitalBridge Group, Inc. 4,668 82
DigitalOcean Holdings, Inc.(Æ) 5,097 122
Diodes, Inc.(Æ) 1,625 128
DocuSign, Inc.(Æ) 492 21
Domo, Inc. Class B(Æ) 4,832 47
Donnelley Financial Solutions, Inc.(Æ) 1,510 85
DoubleVerify Holdings, Inc.(Æ) 9,886 276
Dropbox, Inc. Class A(Æ) 16,485 449
DXC Technology Co.(Æ) 15,280 318
Endava PLC - ADR(Æ) 3,840 220
ePlus, Inc.(Æ) 2,237 142
Everbridge, Inc.(Æ) 2,065 46
Evolv Technologies Holdings, Inc.(Æ) 27,326 133
Expensify, Inc. Class A(Æ)(Ð) 1,500 5
Extreme Networks, Inc.(Æ)(Û) 19,371 469
F5, Inc.(Æ)(Û) 319 51
Five9, Inc.(Æ) 4,716 303
FormFactor, Inc.(Æ) 5,873 205
Freshworks, Inc. Class A(Æ) 2,568 51
Genasys, Inc.(Æ) 59,828 120
Global-e Online, Ltd. Class E(Æ) 1,654 66
GoDaddy, Inc. Class A(Æ) 1,650 123
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guidewire Software, Inc.(Æ) 2,527 227
Harmonic, Inc.(Æ) 9,217 89
HireRight Holdings Corp.(Æ)(Ð) 3,204 30
IDT Corp. Class B(Æ) 3,897 86
Immersion Corp. 16,518 109
Infinera Corp.(Æ)(Ð) 3,713 16
Innodata, Inc.(Æ) 9,650 82
Insight Enterprises, Inc.(Æ) 840 122
Intapp, Inc.(Æ) 5,031 169
Integral Ad Science Holding LLC(Æ)(Û) 9,979 119
Ituran Location and Control, Ltd. 3,160 95
Kaltura, Inc.(Æ) 70,338 122
KBR, Inc. 4,156 245
Kulicke & Soffa Industries, Inc. 11,401 554
Kyndryl Holdings, Inc.(Æ)(Ð) 16,705 252
LivePerson, Inc.(Æ)(Ð) 11,785 46
Lumentum Holdings, Inc. Class E(Æ) 1,647 74
Lyft, Inc. Class A(Æ)(Ð) 19,879 210
MaxLinear, Inc. Class A(Æ) 8,622 192
MicroStrategy, Inc. Class A(Æ)(Ñ) 596 196
Model N, Inc.(Æ) 27,668 675
Monday.com, Ltd.(Æ) 817 130
NAPCO Security Technologies, Inc. 18,337 408
NETGEAR, Inc.(Æ) 2,697 34
NetScout Systems, Inc.(Æ) 4,076 114
nLight, Inc.(Æ) 8,905 93
Nova Measuring Instruments, Ltd.(Æ) 391 44
Novanta, Inc.(Æ) 1,839 264
Nutanix, Inc. Class A(Æ) 10,148 354
NVE Corp. 3,695 304
Okta, Inc.(Æ)(Ð) 1,086 89
ON24, Inc. 21,790 138
OneSpan, Inc.(Æ) 15,939 171
Onto Innovation, Inc.(Æ) 3,533 451
Ooma, Inc.(Æ) 18,025 235
Opendoor Technologies, Inc.(Æ)(Ð) 7,740 20
PDF Solutions, Inc.(Æ)(Ð) 27,189 881
Pegasystems, Inc. 8,568 372
Perficient, Inc.(Æ) 1,928 112
PlayAGS, Inc.(Æ) 8,261 54
Playtika Holding Corp.(Æ)(Û) 1,628 16
Power Integrations, Inc. 1,732 132
Preformed Line Products Co. 447 73
Progress Software Corp. 1,588 84
PubMatic, Inc. Class A(Æ)(Ð) 1,000 12
Q2 Holdings, Inc.(Æ) 2,054 66
Qualys, Inc.(Æ)(Ð) 7,111 1,085
Quantum Corp.(Æ) 1,901 1
RADCOM, Ltd.(Æ) 10,957 95
Rambus, Inc.(Æ) 5,059 282
Ribbon Communications, Inc.(Æ) 6,982 19
Roku, Inc.(Æ)(Ð) 1,823 129
Sanmina Corp.(Æ) 2,005 109
Sapiens International Corp. NV 2,165 62
SecureWorks Corp. Class A(Æ) 1,434 9
Shutterstock, Inc. 1,286 49
Silicon Laboratories, Inc.(Æ) 2,489 288
Simulations Plus, Inc. 22,382 933
SMART Global Holdings, Inc.(Æ) 10,081 245
Smartsheet, Inc. Class A(Æ)(Ð) 7,417 300

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sonos, Inc.(Æ)(Ð) 18,503 239
Sprinklr, Inc. Class A(Æ) 3,719 51
Sprout Social, Inc. Class A(Æ) 2,173 108
SPS Commerce, Inc.(Æ) 394 67
Squarespace, Inc. Class A(Æ)(Ð) 4,523 131
Super Micro Computer, Inc.(Æ) 1,585 435
Symbotic, Inc.(Æ)(Ñ) 3,009 101
Synaptics, Inc.(Æ) 1,460 131
Telos Corp.(Æ) 3,651 9
Tenable Holdings, Inc.(Æ) 7,627 342
Tower Semiconductor, Ltd.(Æ) 2,830 70
TrueCar, Inc.(Æ) 42,712 88
TTM Technologies, Inc.(Æ) 8,022 103
Twilio, Inc. Class A(Æ)(Ð) 1,473 86
Unisys Corp.(Æ) 4,215 15
Upland Software, Inc.(Æ) 1,000 5
Varonis Systems, Inc.(Æ) 15,556 475
Viavi Solutions, Inc. (Æ) 23,108 211
Vimeo, Inc.(Æ) 75,705 268
Vishay Intertechnology, Inc. 6,646 164
Vizio Holding Corp. Class A(Æ) 6,300 34
VTEX Class A(Æ) 32,301 162
Workiva, Inc.(Æ) 7,731 783
Xperi, Inc.(Æ) 2,000 20
Yelp, Inc. Class A(Æ)(Û) 817 34
Zuora, Inc. Class A(Æ) 6,200 51
26,065
Utilities - 5.9%
Allete, Inc. 9,542 504
APA Corp.(Ð) 2,256 93
Artesian Resources Corp. Class A 7,896 332
Avista Corp. 6,628 214
Black Hills Corp. 2,861 145
Brookfield Infrastructure Corp. Class A 2,125 75
California Resources Corp. 11,182 626
California Water Service Group 4,239 200
Callon Petroleum Co.(Æ) 6,942 272
Chord Energy Corp. 564 91
CNX Resources Corp.(Æ) 17,474 395
Cogent Communications Holdings, Inc. 1,427 88
Denbury, Inc.(Æ) 2,050 201
Earthstone Energy, Inc. Class A(Æ) 34,861 706
Evolution Petroleum Corp. 50,572 346
Excelerate Energy, Inc. Class A 21,983 375
Golar LNG, Ltd. 6,169 150
Gulfport Energy Corp.(Æ) 814 97
IDACORP, Inc. 2,519 236
Kosmos Energy, Ltd.(Æ) 36,159 296
Magnolia Oil & Gas Corp. Class A 8,179 187
New Jersey Resources Corp. 2,126 86
Northern Oil and Gas, Inc. 6,632 267
Northwest Natural Holding Co. 12,683 484
NorthWestern Corp. 5,195 250
NRG Energy, Inc.(Ð) 10,652 410
ONE Gas, Inc. 3,865 264
Permian Resources Corp. 68,333 954
Portland General Electric Co. 6,169 250
RGC Resources, Inc. 5,423 94
SandRidge Energy, Inc. 13,950 218
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Saturn Oil & Gas, Inc.(Æ) 55,812 117
SilverBow Resources, Inc.(Æ) 14,129 505
Southwest Gas Holdings, Inc. 1,746 105
Spire, Inc. 1,732 98
Talos Energy, Inc.(Æ) 15,739 259
UGI Corp. 13,220 304
Unitil Corp. 8,832 377
Vistra Corp.(Û) 14,328 475
York Water Co. (The) 11,551 433
11,579
Total Common Stocks
(cost $193,570) 197,384
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 9,524,671 (∞) 9,522
Total Short-Term Investments
(cost $9,522) 9,522
Other Securities - 1.7%
U.S. Cash Collateral Fund(@)(×) 3,384,605 (∞)
3,385
Total Other Securities
(cost $3,385) 3,385
Total Investments - 106.9%
(identified cost $206,477) 210,291
Securities Sold Short - (4.7)%
Consumer Discretionary - (0.7)%
Acushnet Holdings Corp. (482) (26)
Akoustis Technologies, Inc.(Æ) (6,385) (5)
Altice USA, Inc. Class A(Æ) (8,430) (28)
AMMO, Inc.(Æ) (3,516) (7)
Atlanta Braves Holdings, Inc. Class C(Æ) (2,062) (74)
Byrna Technologies, Inc.(Æ) (875) (2)
Churchill Downs, Inc. (1,366) (159)
Clarus Corp. (2,100) (16)
Clear Channel Outdoor Holdings, Inc.(Æ) (24,965) (39)
Conn's, Inc.(Æ) (2,762) (11)
DISH Network Corp. Class A(Æ) (13,681) (80)
Ethan Allen Interiors, Inc. (1,540) (46)
GrowGeneration Corp.(Æ) (2,851) (8)
iHeartMedia, Inc. Class A(Æ) (4,900) (15)
Instructure Holdings, Inc.(Æ) (1,287) (33)
Joby Aviation, Inc.(Æ) (8,603) (55)
Kura Sushi USA, Inc. Class A(Æ) (200) (13)
LGI Homes, Inc.(Æ) (609) (61)
Lithia Motors, Inc. Class A (518) (153)
Magnite, Inc.(Æ) (3,836) (29)
Skillsoft Corp.(Æ) (4,041) (4)
Topgolf Callaway Brands Corp.(Æ) (8,498) (118)
Vicor Corp.(Æ) (836) (49)
Victoria's Secret & Co.(Æ) (3,102) (52)
XPEL, Inc.(Æ)(Þ) (990) (76)
YETI Holdings, Inc.(Æ) (1,684) (81)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ziff Davis, Inc.(Æ) (1,623) (103)
(1,343)
Consumer Staples - (0.2)%
Alico, Inc. (717) (18)
B&G Foods, Inc. Class A (2,343) (23)
J&J Snack Foods Corp. (668) (109)
MGP Ingredients, Inc. (1,142) (121)
Utz Brands, Inc. (1,988) (27)
(298)
Energy - (0.2)%
Ameresco, Inc. Class A(Æ) (1,370) (53)
Cleanspark, Inc.(Æ) (4,383) (17)
Gevo, Inc.(Æ) (7,711) (9)
GrafTech International, Ltd. (4,200) (16)
Ring Energy, Inc.(Æ) (4,925) (10)
Shoals Technologies Group, Inc. Class A(Æ) (5,797) (106)
Sitio Royalties Corp. Class A (2,399) (58)
Sunrun, Inc.(Æ) (3,150) (39)
Uranium Energy Corp.(Æ) (23,795) (122)
(430)
Financial Services - (0.8)%
Annaly Capital Management, Inc.(ö) (8,092) (152)
Apollo Commercial Real Estate Finance,
Inc.(ö) (2,100) (21)
Applied Digital Corp.(Æ) (2,124) (13)
Arbor Realty Trust, Inc.(ö) (1,902) (29)
ARMOUR Residential REIT, Inc.(ö) (12,898) (55)
BGC Partners, Inc. Class A (10,310) (54)
Brookfield Realty Capital Corp.(Æ) (4,259) (15)
BRP Group, Inc. Class A(Æ) (1,735) (40)
Cohen & Steers, Inc. (1,048) (66)
Distribution Solutions Group, Inc.(Æ) (1,054) (27)
Dynex Capital, Inc.(ö) (5,270) (63)
European Wax Center, Inc. Class A(Æ) (1,541) (25)
Glacier Bancorp, Inc. (5,116) (146)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (3,800) (81)
Healthcare Realty Trust, Inc.(ö) (9,333) (142)
New York Community Bancorp, Inc. (16,793) (190)
Old National Bancorp (2,600) (38)
Park National Corp. (400) (38)
Potlatch Corp.(ö) (1,059) (48)
Ready Capital Corp.(ö) (5,205) (53)
ServisFirst Bancshares, Inc. (1,956) (102)
Two Harbors Investment Corp.(ö) (4,300) (57)
Webster Financial Corp. (3,415) (138)
WW International, Inc.(Æ) (1,962) (22)
(1,615)
Health Care - (0.9)%
Akero Therapeutics, Inc.(Æ) (190) (10)
Amylyx Pharmaceuticals, Inc.(Æ) (267) (5)
Anavex Life Sciences Corp.(Æ) (2,236) (15)
Apollo Medical Holdings, Inc.(Æ) (882) (27)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ARS Pharmaceuticals, Inc.(Æ) (1,838) (7)
Atossa Therapeutics, Inc.(Æ) (9,029) (7)
Avid Bioservices, Inc.(Æ) (2,394) (23)
Azenta, Inc.(Æ) (1,676) (84)
BioAtla, Inc.(Æ) (800) (1)
BioLife Solutions, Inc.(Æ) (2,464) (34)
CareMax, Inc.(Æ) (2,900) (6)
ClearPoint Neuro, Inc.(Æ) (603) (3)
Collegium Pharmaceutical, Inc.(Æ) (1,354) (30)
CorMedix, Inc.(Æ) (3,455) (13)
Crinetics Pharmaceuticals, Inc.(Æ) (2,649) (79)
Cytokinetics, Inc.(Æ) (1,293) (38)
Day One Biopharmaceuticals, Inc.(Æ) (930) (11)
DocGo, Inc.(Æ) (2,663) (14)
Exact Sciences Corp.(Æ) (1,653) (113)
Geron Corp.(Æ) (18,674) (40)
Halozyme Therapeutics, Inc.(Æ) (2,472) (94)
ICU Medical, Inc.(Æ) (716) (85)
Ideaya Biosciences, Inc.(Æ) (335) (9)
ImmunoGen, Inc.(Æ) (556) (9)
Inhibrx, Inc.(Æ) (1,019) (19)
Joint Corp. (The)(Æ) (869) (8)
MannKind Corp.(Æ) (8,734) (36)
MiMedx Group, Inc.(Æ) (1,476) (11)
Neogen Corp.(Æ) (8,894) (165)
NeoGenomics, Inc.(Æ) (2,350) (29)
OrthoPediatrics Corp.(Æ) (617) (20)
Pliant Therapeutics, Inc.(Æ) (207) (4)
RadNet, Inc.(Æ) (476) (13)
Recursion Pharmaceuticals, Inc. Class A(Æ) (1,166) (9)
Repligen Corp.(Æ) (1,033) (164)
Replimune Group, Inc.(Æ) (1,700) (29)
Revance Therapeutics, Inc.(Æ) (2,912) (33)
Rocket Pharmaceuticals, Inc.(Æ) (2,236) (46)
SIGA Technologies, Inc. (3,023) (16)
Sotera Health Co.(Æ) (2,538) (38)
SpringWorks Therapeutics, Inc.(Æ) (2,054) (47)
Syndax Pharmaceuticals, Inc.(Æ) (3,327) (48)
Tela Bio, Inc.(Æ) (898) (7)
Vaxcyte, Inc.(Æ) (2,360) (120)
Ventyx Biosciences, Inc.(Æ) (406) (14)
Veracyte, Inc.(Æ) (6,608) (148)
Viking Therapeutics, Inc.(Æ) (292) (3)
Zentalis Pharmaceuticals, Inc.(Æ) (1,492) (30)
(1,814)
Materials and Processing - (0.2)%
5E Advanced Materials, Inc.(Æ) (1,911) (4)
Aspen Aerogels, Inc.(Æ) (3,549) (31)
Ivanhoe Electric, Inc.(Æ) (2,297) (27)
Livent Corp.(Æ) (5,793) (107)
Mativ Holdings, Inc. (2,079) (30)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Piedmont Lithium, Inc.(Æ) (705) (28)
Pool Corp. (261) (93)
Quaker Chemical Corp. (440) (70)
SmartRent, Inc.(Æ) (5,797) (15)
ThredUp, Inc. Class A(Æ) (5,788) (23)
(428)
Producer Durables - (0.6)%
908 Devices, Inc.(Æ) (1,316) (9)
AeroVironment, Inc.(Æ) (288) (32)
Badger Meter, Inc. (914) (132)
Bowlero Corp. Class A(Æ) (2,948) (28)
Casella Waste Systems, Inc. Class A(Æ) (1,955) (149)
Concrete Pumping Holdings, Inc.(Æ) (768) (7)
CryoPort, Inc.(Æ) (1,140) (16)
Dorman Products, Inc.(Æ) (1,067) (81)
Frontier Group Holdings, Inc.(Æ) (2,782) (13)
GATX Corp. (874) (95)
H&R Block, Inc. (4,666) (201)
LCI Industries (755) (89)
Mirion Technologies, Inc.(Æ) (2,000) (15)
PureCycle Technologies, Inc.(Æ) (6,815) (38)
Purple Innovation, Inc. (2,600) (4)
Remitly Global, Inc.(Æ) (2,381) (60)
Repay Holdings Corp.(Æ) (3,295) (25)
Solid Power, Inc.(Æ) (9,798) (20)
V2X, Inc.(Æ) (720) (37)
Workhorse Group, Inc.(Æ) (8,232) (3)
Zurn Elkay Water Solutions Corp. (4,628) (130)
(1,184)
Technology - (0.8)%
Aehr Test Systems(Æ) (184) (8)
Angi, Inc.(Æ) (5,800) (11)
BlackSky Technology, Inc.(Æ) (4,800) (6)
Bumble, Inc. Class A(Æ) (5,500) (82)
Ceridian HCM Holding, Inc.(Æ) (609) (41)
Clearfield, Inc.(Æ) (1,314) (38)
Digi International, Inc.(Æ) (1,433) (39)
Digimarc Corp.(Æ) (500) (16)
E2open Parent Holdings, Inc.(Æ) (8,059) (37)
Entegris, Inc. (1,028) (97)
Envestnet, Inc.(Æ) (1,883) (83)
ePlus, Inc.(Æ) (842) (53)
Frontier Communications Corp.(Æ) (9,378) (147)
Gen Digital, Inc. (8,674) (153)
MKS Instruments, Inc. (1,324) (115)
nCino, Inc.(Æ) (2,202) (70)
NextNav, Inc.(Æ) (2,100) (11)
Olo, Inc. Class A(Æ) (2,900) (18)
Onto Innovation, Inc.(Æ) (996) (127)
Outset Medical, Inc.(Æ) (1,858) (20)
PAR Technology Corp.(Æ) (2,330) (90)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Paycor HCM, Inc.(Æ) (1,753) (40)
Porch Group, Inc.(Æ) (3,679) (3)
SoundHound AI, Inc. Class A(Æ) (5,243) (10)
Terran Orbital Corp.(Æ) (6,900) (6)
ViaSat, Inc.(Æ) (3,373) (62)
Wolfspeed, Inc.(Æ) (2,078) (79)
(1,462)
Utilities - (0.3)%
Chord Energy Corp. (1,160) (188)
Civitas Resources, Inc. (2,439) (197)
Cogent Communications Holdings, Inc. (1,845) (114)
Equitrans Midstream Corp. (8,907) (84)
Northern Oil and Gas, Inc. (1,714) (69)
Tellurian, Inc.(Æ) (9,597) (11)
(663)
Total Securities Sold Short
(proceeds $10,371) (9,237)
Other Assets and Liabilities,
Net - (2.2)%
(4,247)
Net Assets - 100.0%
196,807

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
XPEL, Inc. 02/29/22 (990) 59.99 (59) (76)
(76)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 95 USD 8,543 12/23 (313)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (313)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 22,300 $ — $ —
$ —
$ 22,300
Consumer Staples 6,595 — —
—
6,595
Energy 10,654 — —
—
10,654
Financial Services 38,537 — —
—
38,537
Health Care 32,517 — 12
—
32,529
Materials and Processing 15,746 — 10
—
15,756
Producer Durables 33,255 — 114
—
33,369
Technology 26,065 — —
—
26,065
Utilities 11,579 — —
—
11,579
Short-Term Investments — — — 9,522 9,522
Other Securities — — — 3,385 3,385
Total Investments
197,248 — 136 12,907 210,291
Securities Sold Short
**
(9,237) — — — (9,237)
Other Financial Instruments
Liabilities
Futures Contracts (313) — — — (313)
Total Other Financial Instruments
*
$ (313) $ — $ — $ — $ (313)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2023, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2023, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended September 30, 2023 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,967 $ 51,774 $ 52,218 $ — $ (1) $ 9,522 $ 394 $ —
U.S. Cash Collateral Fund 4,245 27,241 28,101 — — 3,385 125 —
$ 14,212 $ 79,015 $ 80,319 $ — $ (1) $ 12,907 $ 519 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.4%
Australia - 1.9%
Aristocrat Leisure, Ltd. 3,255 85
ASX, Ltd. - ADR 2,670 98
BHP Group, Ltd. - ADR 45,746 1,297
Brambles, Ltd. 12,115 112
Coles Group, Ltd. 10,103 101
Commonwealth Bank of Australia
- ADR 3,378 215
Fortescue Metals Group, Ltd. 5,331 72
Glencore PLC 121,479 695
Independence Group NL 8,791 72
Insurance Australia Group, Ltd. 93,947 343
Medibank Pvt, Ltd. 36,191 80
Northern Star Resources, Ltd. 10,952 73
QBE Insurance Group, Ltd. 42,150 426
Rio Tinto PLC 13,935 875
Rio Tinto, Ltd. - ADR 1,154 85
Sonic Healthcare, Ltd. 3,598 69
Telstra Group, Ltd. 201,926 499
Wesfarmers, Ltd. 3,132 106
Woodside Energy Group, Ltd. 36,570 852
6,155
Austria - 0.7%
ams AG(Æ)(Ñ) 28,425 133
Erste Group Bank AG 36,555 1,263
Mondi PLC 45,700 762
2,158
Belgium - 0.4%
Ageas SA 10,110 417
Proximus SA 32,390 263
UCB SA 7,307 598
1,278
Brazil - 1.0%
Ambev SA(Æ) 339,727 886
Atacadao SA 126,340 224
Banco Bradesco SA - ADR 208,774 595
Banco do Brasil SA 36,500 343
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,784 313
Telefonica Brasil SA 54,416 467
Ultrapar Participacoes SA 58,300 217
Yara International ASA 2,286 87
3,132
Burkina Faso - 0.1%
Endeavour Mining PLC 10,514 206
Canada - 5.2%
Alimentation Couche-Tard, Inc. 2,589 132
ARC Resources, Ltd. 17,373 277
Bank of Montreal 1,498 126
Bank of Nova Scotia (The) 3,241 145
Barrick Gold Corp. 29,415 427
CAE, Inc.(Æ) 72,739 1,698
Canadian Imperial Bank of Commerce 2,428 94
Canadian National Railway Co. 17,150 1,857
Canadian Natural Resources, Ltd. 3,283 212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Pacific Kansas City, Ltd. 1,090 81
CCL Industries, Inc. Class B 948 40
Cenovus Energy, Inc. 7,657 159
CGI Group, Inc.(Æ) 1,155 114
Constellation Software, Inc. 82 169
Dollarama, Inc. 9,417 649
Enbridge, Inc. 4,216 140
Fairfax Financial Holdings, Ltd. 109 89
Great-West Lifeco, Inc. 13,568 388
iA Financial Corp., Inc. 5,254 330
Imperial Oil, Ltd. 1,855 114
Intact Financial Corp. 883 129
Loblaw Cos., Ltd. 984 84
Lundin Mining Corp. 29,249 218
Magna International, Inc. Class A 20,320 1,089
Manulife Financial Corp. 48,028 878
Metro, Inc. Class A 960 50
National Bank of Canada 9,773 649
Nutrien, Ltd. 2,561 158
Royal Bank of Canada - GDR 14,231 1,244
Saputo, Inc. - ADR 6,054 127
Shopify, Inc. Class A(Æ) 11,725 640
Stantec, Inc. 12,507 812
Sun Life Financial, Inc. 18,065 881
Suncor Energy, Inc. 5,749 198
Teck Resources, Ltd. Class B 2,025 87
TELUS Corp. 3,860 63
TFI International, Inc. 924 119
Thomson Reuters Corp. 371 45
Toronto-Dominion Bank (The) 19,265 1,161
Tourmaline Oil Corp. 15,090 759
West Fraser Timber Co., Ltd. 968 70
16,702
China - 2.1%
Alibaba Group Holding, Ltd.(Æ) 117,414 1,273
Anta Sports Products, Ltd. 59,000 659
Baidu, Inc. Class A(Æ) 3,850 65
BOC Hong Kong Holdings, Ltd. 26,000 71
BYD Co., Ltd. Class H 26,000 800
China Overseas Land & Investment,
Ltd. 129,500 266
Dongfeng Motor Group Co., Ltd. Class
H 354,000 139
H World Group, Ltd. - ADR(Æ) 13,654 538
Haier Smart Home Co., Ltd. Class H 99,400 311
Tencent Holdings, Ltd. 68,984 2,673
Wilmar International, Ltd. 19,000 52
6,847
Denmark - 1.6%
AP Moller - Maersk A/S Class B 49 88
Chr Hansen Holding A/S 976 60
Coloplast A/S Class B 619 65
Danske Bank A/S 30,593 712
Genmab A/S(Æ) 283 100
Novo Nordisk A/S Class B 37,331 3,396
Novozymes A/S Class B 589 24
Tryg A/S 3,314 61

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S(Æ) 21,497 459
4,965
Finland - 1.3%
Elisa OYJ 8,413 390
Kone OYJ Class B 1,965 83
Neste OYJ 8,781 298
Nokia OYJ 403,236 1,516
Nordea Bank Abp 7,566 83
Orion OYJ Class B 4,959 195
Sampo OYJ Class A 17,579 760
UPM-Kymmene OYJ 23,207 794
Wartsila OYJ Abp Class B 12,698 144
4,263
France - 8.4%
Accor SA 55,860 1,881
Air Liquide SA Class A 1,536 259
Airbus Group SE 7,832 1,048
Amundi SA(Þ) 16,192 908
AXA SA 30,461 902
BNP Paribas SA 11,697 745
Bouygues SA - ADR 10,378 363
Bureau Veritas SA 43,040 1,066
Capgemini SE 3,938 684
Carrefour SA 25,210 434
Cie de Saint-Gobain SA 12,475 747
Danone SA 5,661 312
Dassault Aviation SA 4,198 790
Dassault Systemes SE 2,279 85
Edenred SE 1,731 108
Eiffage SA 915 87
Engie SA 58,644 899
EssilorLuxottica SA 558 97
Eurazeo SE 4,222 251
Hermes International 83 151
Kering 238 108
La Francaise des Jeux SAEM(Þ) 612 20
Legrand SA - ADR 1,065 98
L'Oreal SA 3,601 1,491
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,054 3,058
Michelin (CGDE) 62,372 1,912
Orange SA - ADR 65,537 752
Publicis Groupe SA - ADR 3,767 284
Renault SA 10,253 420
Rexel SA Class H 85,796 1,920
Sartorius Stedim Biotech 6,963 1,657
Societe Generale SA 24,338 589
Thales SA 3,334 468
TotalEnergies SE 30,426 2,002
Valeo SA 10,354 177
Vinci SA 2,108 233
27,006
Germany - 5.3%
adidas AG 3,144 553
Allianz SE 1,645 392
BASF SE 42,456 1,927
Bayer AG 16,095 773
Beiersdorf AG 941 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brenntag SE 1,390 108
CECONOMY AG(Æ) 28,820 61
Continental AG 4,685 331
Covestro AG(Æ)(Þ) 22,708 1,226
Daimler Truck Holding AG 59,864 2,076
Deutsche Boerse AG 7,851 1,357
Deutsche Post AG 2,236 91
Deutsche Telekom AG 13,170 277
E.ON SE 11,249 133
Evonik Industries AG 54,982 1,007
Fresenius Medical Care AG & Co.
KGaA 25,199 1,088
Fresenius SE & Co. KGaA 19,002 592
GEA Group AG 6,603 244
Hannover Rueck SE 3,054 671
Heidelberg Materials AG 11,465 891
Infineon Technologies AG - ADR 20,673 686
Mercedes-Benz Group AG 4,697 327
Merck KGaA 489 82
Muenchener Rueckversicherungs-
Gesellschaft AG 2,252 879
SAP SE - ADR 3,390 440
Siemens AG 2,711 389
Symrise AG 870 83
Talanx AG 1,383 88
16,893
Hong Kong - 2.5%
AIA Group, Ltd. 268,939 2,175
CK Asset Holdings, Ltd. 91,049 479
CK Hutchison Holdings, Ltd. Class B 94,813 505
CLP Holdings, Ltd. 67,500 498
Hang Seng Bank, Ltd. 39,200 487
Hong Kong & China Gas Co., Ltd. 560,000 390
Hong Kong Exchanges & Clearing, Ltd. 18,800 701
MTR Corp., Ltd. 12,500 49
Power Assets Holdings, Ltd. 82,000 396
Sino Land Co., Ltd. 56,000 63
Sun Hung Kai Properties, Ltd. 8,500 90
Techtronic Industries Co., Ltd. 198,271 1,925
WH Group, Ltd.(Þ) 605,000 316
8,074
Hungary - 0.1%
OTP Bank PLC 8,256 298
India - 0.8%
HDFC Bank, Ltd. - ADR 44,923 2,651
Ireland - 1.7%
AIB Group PLC 92,546 417
Bank of Ireland Group PLC 93,585 919
CRH PLC 2,291 125
Flutter Entertainment PLC(Æ) 5,620 916
Kerry Group PLC Class A 25,407 2,121
Ryanair Holdings PLC - ADR(Æ) 7,727 751
Smurfit Kappa Group PLC 2,179 72
5,321
Israel - 0.1%
Bank Hapoalim BM 10,568 94

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Leumi Le-Israel BM 12,839 106
Check Point Software Technologies,
Ltd.(Æ) 1,026 137
Nice, Ltd.(Æ) 547 93
430
Italy - 2.3%
Assicurazioni Generali SpA 7,904 161
BPER Banca 125,260 382
Coca-Cola HBC AG - ADR(Æ) 2,806 77
Davide Campari-Milano NV 56,397 665
Enel SpA 241,481 1,482
Eni SpA - ADR 65,724 1,056
FinecoBank Banca Fineco SpA 134,523 1,633
Moncler SpA 8,642 502
Recordati SpA 1,908 90
Snam Rete Gas SpA 18,790 88
Terna Rete Elettrica Nazionale SpA 4,731 35
UniCredit SpA 50,229 1,202
7,373
Japan - 15.9%
Ajinomoto Co., Inc. 2,700 104
Alfresa Holdings Corp. 15,500 255
Alps Alpine Co., Ltd. 19,100 166
Amada Co., Ltd. 26,300 265
Asahi Group Holdings, Ltd. 1,600 60
Astellas Pharma, Inc. 62,800 867
Bandai Namco Holdings, Inc. 7,200 146
Bridgestone Corp. 27,400 1,068
Brother Industries, Ltd. 8,600 139
Canon, Inc. 38,100 921
Dai-ichi Life Holdings, Inc. 27,250 567
Daiichi Sankyo Co., Ltd. 26,600 730
Daikin Industries, Ltd. 500 78
Daito Trust Construction Co., Ltd. 3,500 369
Daiwa House Industry Co., Ltd. 4,700 126
DeNA Co., Ltd. 13,400 135
Eisai Co., Ltd. 11,940 663
Fast Retailing Co., Ltd. 400 87
Fuji Electric Co., Ltd. 1,900 86
FUJIFILM Holdings Corp. 1,900 110
Fujitsu, Ltd. 900 106
Fukuoka Financial Group, Inc. 22,800 544
Hakuhodo DY Holdings, Inc. 17,200 141
Hino Motors, Ltd.(Æ) 37,700 144
Hirose Electric Co., Ltd. 1,100 127
Honda Motor Co., Ltd. 65,613 738
Hoya Corp. 800 82
Iida Group Holdings Co., Ltd. 24,200 402
Isuzu Motors, Ltd. 59,200 744
ITOCHU Corp. 20,000 723
Japan Airlines Co., Ltd. 15,600 303
Japan Exchange Group, Inc. 25,000 464
Japan Post Bank Co., Ltd. Class A 4,600 40
Japan Post Holdings Co., Ltd. 21,400 171
Japan Tobacco, Inc. 41,200 948
JGC Holdings Corp. 21,700 302
Kajima Corp. 5,100 83
Kao Corp. 21,500 798
KDDI Corp. 27,300 836
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keyence Corp. 5,500 2,044
Kirin Holdings Co., Ltd. 63,800 895
Komatsu, Ltd. 48,700 1,316
Kubota Corp. 27,800 411
Kyocera Corp. 14,800 751
Makita Corp. 15,068 373
McDonald's Holdings Co. Japan, Ltd. 2,700 103
MEIJI Holdings Co., Ltd. 8,400 209
Minebea Co., Ltd. 46,100 752
Mitsubishi Electric Corp. 61,300 758
Mitsubishi Estate Co., Ltd. 38,100 498
Mitsubishi Gas Chemical Co., Inc. 18,800 253
Mitsubishi HC Capital, Inc. 13,300 89
Mitsubishi UFJ Financial Group, Inc. 78,900 669
MS&AD Insurance Group Holdings,
Inc. 40,900 1,496
Murata Manufacturing Co., Ltd. 7,200 132
NEC Corp. 1,700 94
Nikon Corp. 18,600 196
Nintendo Co., Ltd. 4,200 175
Nippon Prologis, Inc.(Æ)(ö) 84 158
Nippon Telegraph & Telephone Corp. 237,350 280
Nippon Television Holdings, Inc. 15,800 160
Nissan Chemical Corp. 3,900 166
Nissan Motor Co., Ltd. 132,500 584
Nissin Foods Holdings Co., Ltd. 1,100 91
Nitto Denko Corp. 6,600 433
Nomura Holdings, Inc. 65,600 263
Obayashi Corp. 11,200 99
Obic Co., Ltd. 400 61
Ono Pharmaceutical Co., Ltd. 39,891 765
ORIX Corp. 4,200 78
Otsuka Holdings Co., Ltd. 6,000 213
Panasonic Holdings Corp. 6,800 76
Recruit Holdings Co., Ltd. 6,600 203
Resona Holdings, Inc. 244,400 1,351
SCSK Corp. 5,000 87
Secom Co., Ltd. 2,600 176
Sekisui Chemical Co., Ltd. 19,100 275
Sekisui House, Ltd. 7,400 147
Seven & i Holdings Co., Ltd. 2,100 82
SG Holdings Co., Ltd. 12,200 156
Shin-Etsu Chemical Co., Ltd. 90,475 2,626
Shionogi & Co., Ltd. 3,100 139
Shiseido Co., Ltd. 39,000 1,369
SMC Corp. 1,100 492
SoftBank Corp. 8,700 98
Sompo Japan Nipponkoa Holdings, Inc. 8,800 377
Sony Group Corp. 8,510 696
Stanley Electric Co., Ltd. 15,739 249
Subaru Corp. 87,744 1,704
Sumitomo Electric Industries, Ltd. 46,400 559
Sumitomo Heavy Industries, Ltd. 9,600 243
Sumitomo Mitsui Financial Group, Inc. 9,900 485
Sumitomo Mitsui Trust Holdings, Inc. 21,500 808
Sumitomo Rubber Industries, Ltd. 22,600 249
Suntory Beverage & Food, Ltd. 2,100 64
T&D Holdings, Inc. 68,800 1,130
Taiheiyo Cement Corp. 11,700 207
Takeda Pharmaceutical Co., Ltd. 34,100 1,059

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terumo Corp. 3,200 85
THK Co., Ltd. 15,600 285
Toho Co., Ltd. 1,400 48
Tokio Marine Holdings, Inc. 36,700 846
Tokyo Electron, Ltd. 13,710 1,866
Toray Industries, Inc. 157,100 817
TOTO, Ltd. 2,700 70
Toyota Motor Corp. 45,700 821
Trend Micro, Inc. 1,800 68
Tsuruha Holdings, Inc. 4,400 296
Unicharm Corp. 4,300 152
USS Co., Ltd. 8,000 132
Yakult Honsha Co., Ltd. 2,600 63
Yamaha Motor Co., Ltd. 16,400 431
Yamato Holdings Co., Ltd. 28,594 466
50,756
Luxembourg - 0.9%
ArcelorMittal SA 37,695 943
Eurofins Scientific SE 29,075 1,639
RTL Group SA 5,556 191
2,773
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 177,869 1,064
Malaysia - 0.1%
CIMB Group Holdings BHD 229,417 265
Mexico - 0.3%
Fresnillo PLC 17,684 118
Grupo Televisa SAB - ADR 286,794 875
993
Netherlands - 6.5%
ABN AMRO Bank NV(Þ) 43,231 612
Adyen NV(Æ)(Þ) 176 130
Akzo Nobel NV 1,051 76
ASML Holding NV 2,446 1,436
Euronext NV(Þ) 4,797 334
Ferrari NV 3,096 912
Heineken Holding NV 1,074 81
Heineken NV 32,802 2,886
ING Groep NV 123,127 1,627
Koninklijke Ahold Delhaize NV 8,299 250
Koninklijke Philips NV(Æ) 95,335 1,900
NN Group NV 15,286 490
Randstad NV 32,893 1,813
Shell PLC 147,179 4,701
Universal Music Group NV 123,636 3,215
VEON, Ltd. - ADR(Æ) 5,377 105
Wolters Kluwer NV 1,240 150
20,718
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd. 57,340 742
Spark New Zealand, Ltd. 109,920 317
1,059
Norway - 0.4%
DNB Bank ASA 6,002 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinor ASA Class N 5,100 167
Kongsberg Gruppen ASA 4,782 197
Mowi ASA 21,249 376
Norsk Hydro ASA 13,400 84
Orkla ASA 43,997 329
Telenor ASA 11,896 135
1,409
Portugal - 0.1%
Energias de Portugal SA 7,648 32
Jeronimo Martins SGPS SA 12,162 273
305
Russia - 0.0%
Gazprom PJSC(Š) 114,398 —
Lukoil PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Š) 88,440 —
—
Singapore - 0.9%
CapitaLand Ascendas REIT(ö) 27,900 56
DBS Group Holdings, Ltd. 32,056 787
Oversea-Chinese Banking Corp., Ltd. 90,892 849
Singapore Exchange, Ltd. 7,900 56
Singapore Technologies Engineering,
Ltd. 29,300 84
Singapore Telecommunications, Ltd. 389,300 687
STMicroelectronics NV 1,934 83
United Overseas Bank, Ltd. 4,700 98
Venture Corp., Ltd. 22,500 204
2,904
South Africa - 0.5%
Anglo American PLC 39,395 1,091
MTN Group, Ltd. 33,103 197
Old Mutual, Ltd. 387,774 247
1,535
South Korea - 1.7%
Coway Co., Ltd. 6,160 188
Hankook Tire & Technology Co., Ltd. 8,269 242
Hyundai Mobis Co., Ltd. 3,025 539
KB Financial Group, Inc. 16,654 685
KT Corp. - ADR(Ñ) 37,334 479
LG Energy Solution, Ltd.(Æ) 1,455 514
Samsung Electronics Co., Ltd. 31,527 1,597
Shinhan Financial Group Co., Ltd. 40,421 1,067
5,311
Spain - 1.4%
Amadeus IT Group SA Class A 23,151 1,395
CaixaBank SA 269,726 1,079
Cellnex Telecom SA(Þ) 24,811 863
Endesa SA - ADR 2,131 43
Iberdrola SA 19,140 214
Industria de Diseno Textil SA 23,995 893
Redeia Corp. SA 7,686 121
4,608

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 1.7%
Assa Abloy AB Class B 29,330 639
Atlas Copco AB Class A 11,526 154
Atlas Copco AB Class B 60,307 705
Boliden AB(Æ) 14,255 406
Epiroc AB Class A 5,150 97
Essity Aktiebolag Class B 2,901 62
Hexagon AB Class B 164,954 1,404
Investor AB Class B 4,112 79
Sandvik AB 30,594 561
Skandinaviska Enskilda Banken AB
Class A 10,055 120
SKF AB Class B 41,815 693
Telefonaktiebolaget LM Ericsson Class
B 116,916 568
5,488
Switzerland - 5.0%
ABB, Ltd. 18,338 655
Adecco Group AG 14,274 585
Alcon, Inc. 8,826 682
Baloise Holding AG 608 88
Barry Callebaut AG 32 51
Chocoladefabriken Lindt & Spruengli
AG 6 67
Cie Financiere Richemont SA Class A 3,519 429
DSM-Firmenich AG 760 64
EMS-Chemie Holding AG 145 98
Geberit AG 180 90
Givaudan SA 37 121
Julius Baer Group, Ltd. 28,227 1,809
Kuehne & Nagel International AG 1,903 540
Lonza Group AG 244 113
Novartis AG 29,101 2,970
Partners Group Holding AG 552 621
Schindler Holding AG 827 163
SGS SA 4,824 405
Sika AG 257 65
Straumann Holding AG 526 67
Swatch Group AG (The) Class B 2,263 580
Swiss Life Holding AG 189 118
Swisscom AG 992 589
UBS Group AG 163,380 4,038
Zurich Insurance Group AG 2,105 965
15,973
Taiwan - 2.0%
Catcher Technology Co., Ltd. 50,513 286
Hon Hai Precision Industry Co., Ltd. 566,184 1,825
Taiwan Semiconductor Manufacturing
Co., Ltd. 114,000 1,850
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 29,485 2,563
6,524
Thailand - 0.2%
Kasikornbank PCL 167,600 579
United Kingdom - 8.8%
3i Group PLC 7,817 197
ARM Holdings PLC - ADR(Æ) 5,988 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ashtead Group PLC 1,895 115
AstraZeneca PLC 13,752 1,851
Auto Trader Group PLC(Þ) 10,287 77
Aviva PLC 76,437 361
Babcock International Group PLC(Æ) 49,767 250
BAE Systems PLC 12,460 151
Barclays PLC 337,608 654
Barratt Developments PLC 44,190 237
Berkeley Group Holdings PLC 756 38
BP PLC 208,006 1,343
British American Tobacco PLC 34,482 1,082
British Land Co. PLC (The)(ö) 44,556 171
BT Group PLC 279,283 397
Burberry Group PLC 3,023 70
Compass Group PLC 75,383 1,836
Croda International PLC 1,241 74
Diageo PLC 21,701 800
easyJet PLC(Æ) 76,177 395
Hargreaves Lansdown PLC 7,353 69
HSBC Holdings PLC 301,468 2,362
Imperial Tobacco Group PLC 2,349 48
Intermediate Capital Group PLC 29,589 498
Intertek Group PLC 25,110 1,256
J Sainsbury PLC 491,998 1,514
Kingfisher PLC 126,669 343
Land Securities Group PLC(ö) 34,795 249
London Stock Exchange Group PLC 1,322 133
NatWest Group PLC 162,768 466
Pearson PLC 7,718 82
Reckitt Benckiser Group PLC 22,364 1,580
RELX PLC 8,946 302
Sage Group PLC (The) 9,700 117
Schroders PLC 34,148 169
Smith & Nephew PLC 8,755 109
Spirax-Sarco Engineering PLC 311 36
St. James's Place PLC 27,635 279
Standard Chartered PLC 210,833 1,948
Tesco PLC 378,720 1,218
Travis Perkins PLC 66,025 676
Unilever PLC 25,470 1,257
United Utilities Group PLC 5,357 62
Vodafone Group PLC 215,987 202
Wausau Paper Corp. 68,292 609
Weir Group PLC (The) 98,244 2,267
28,270
United States - 10.9%
Accenture PLC Class A 9,244 2,839
Allegion PLC 17,621 1,836
Amdocs, Ltd. 11,953 1,010
Aon PLC Class A 6,919 2,243
CSL, Ltd. 835 135
Experian PLC 3,487 114
GSK Finance No. 3 PLC 75,486 1,365
Haleon PLC 850,721 3,530
Holcim AG(Æ) 7,190 460
Las Vegas Sands Corp. 15,492 710
Linde PLC 9,404 3,502
Lululemon Athletica, Inc.(Æ) 1,915 738
Nestle SA 38,477 4,345

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roche Holding AG 10,962 2,994
Sanofi - ADR 27,159 2,914
Schlumberger NV 70,101 4,087
Schneider Electric SE 6,813 1,123
Spotify Technology SA(Æ) 3,641 563
Stellantis NV 4,484 86
Tenaris SA 20,196 319
34,913
Total Common Stocks
(cost $303,966) 299,199
Preferred Stocks - 1.4%
Brazil - 0.1%
Raizen Energia SA
5.814% (Ÿ) 385,686 275
Germany - 0.7%
Henkel AG & Co. KGaA
2.760% (Ÿ) 14,968 1,068
Volkswagen AG
25.612% (Ÿ) 12,199 1,405
2,473
South Korea - 0.6%
Samsung Electronics Co., Ltd.
1.971% (Ÿ) 45,925 1,854
Total Preferred Stocks
(cost $5,301) 4,602
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 9,213,363 (∞) 9,211
Total Short-Term Investments
(cost $9,210) 9,211
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 643,465 (∞) 643
Total Other Securities
(cost $643) 643
Total Investments - 97.9%
(identified cost $319,120) 313,655
Other Assets and Liabilities,
Net - 2.1%
6,721
Net Assets - 100.0%
320,376

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 43,231 17.34 750
612
Adyen NV 07/25/19 EUR 176 1,538.11 271
130
Amundi SA 02/21/19 EUR 16,192 63.00 1,020
908
Auto Trader Group PLC 07/21/23 GBP 10,287 8.08 83
77
Cellnex Telecom SA 02/27/18 EUR 24,811 54.08 1,342
863
Covestro AG 08/15/19 EUR 22,708 49.45 1,123
1,226
Euronext NV 04/29/22 EUR 4,797 75.53 362
334
La Francaise des Jeux SAEM 12/02/22 EUR 612 40.36 25
20
WH Group, Ltd. 06/26/19 HKD 605,000 0.70 425 316
4,486
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 35 EUR 2,503 10/23
(38)
DAX Index Futures 5 EUR 1,941 12/23
(47)
EURO STOXX 50 Index Futures 29 EUR 1,219 12/23
(24)
FTSE 100 Index Futures 4 GBP 307 12/23
4
FTSE/MIB Index Futures 4 EUR 566 12/23
(7)
IBEX 35 Index Futures 7 EUR 661 10/23
(3)
OMXS30 Index Futures 24 SEK 5,184 10/23
(4)
S&P/TSX 60 Index Futures 98 CAD 23,055 12/23
(449)
SPI 200 Index Futures 142 AUD 25,155 12/23
(400)
TOPIX Index Futures 87 JPY 2,021,445 12/23 (169)
Short Positions
Hang Seng Index Futures 28 HKD 25,045 10/23
(41)
MSCI Emerging Markets Index Futures 572 USD 27,327 12/23
842
MSCI Singapore Index Futures 89 SGD 2,542 10/23
(29)
S&P 500 E-Mini Index Futures 58 USD 12,544 12/23 538
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 173
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 425 DKK 2,996 10/03/23 (1)
Bank of America USD 436 EUR 412 10/03/23 —
Bank of America USD 185 GBP 151 10/03/23 —
Bank of America USD 115 HKD 904 10/04/23 —
Bank of America USD 79 NZD 132 10/03/23 —
Bank of America USD 75 SEK 818 10/03/23 —
Bank of America AUD 81 USD 52 10/03/23 —
Bank of America AUD 88 USD 57 10/03/23 —
Bank of America CHF 580 USD 635 10/03/23 1
Bank of America HKD 3,643 USD 465 10/04/23 —
Bank of America JPY 146,696 USD 982 10/03/23 1
Bank of Montreal USD 3,560 AUD 5,532 12/20/23 6
Bank of Montreal USD 3,653 CAD 4,944 12/20/23 (8)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 791 DKK 5,470 12/20/23 (12)
Bank of Montreal USD 2,862 JPY 415,923 12/20/23 (43)
Bank of Montreal USD 705 SEK 7,818 12/20/23 13
Bank of Montreal CHF 904 USD 1,022 12/20/23 26
Bank of New York USD 3,559 AUD 5,532 12/20/23 8
Bank of New York USD 3,651 CAD 4,944 12/20/23 (6)
Bank of New York USD 791 DKK 5,470 12/20/23 (12)
Bank of New York USD 2,862 JPY 415,923 12/20/23 (44)
Bank of New York USD 705 SEK 7,818 12/20/23 13
Bank of New York CHF 904 USD 1,022 12/20/23 26
HSBC USD 3,565 AUD 5,532 12/20/23 1
HSBC USD 3,654 CAD 4,944 12/20/23 (9)
HSBC USD 792 DKK 5,470 12/20/23 (13)
HSBC USD 2,865 JPY 415,923 12/20/23 (45)
HSBC USD 706 SEK 7,818 12/20/23 12
HSBC CHF 904 USD 1,023 12/20/23 27
Morgan Stanley USD 3,274 JPY 481,000 12/20/23 (14)
Royal Bank of Canada USD 3,565 AUD 5,532 12/20/23 1
Royal Bank of Canada USD 3,655 CAD 4,944 12/20/23 (10)
Royal Bank of Canada USD 792 DKK 5,470 12/20/23 (13)
Royal Bank of Canada USD 2,866 JPY 415,923 12/20/23 (47)
Royal Bank of Canada USD 707 SEK 7,818 12/20/23 12
Royal Bank of Canada CHF 904 USD 1,023 12/20/23 27
State Street USD 1,277 EUR 1,185 12/20/23 (20)
State Street USD 1,966 GBP 1,575 12/20/23 (44)
State Street USD 1,025 NOK 10,950 12/20/23 1
State Street HKD 2,630 USD 337 12/20/23 —
State Street NZD 2,500 USD 1,479 12/20/23 (20)
Toronto Dominion Bank EUR 3,000 USD 3,182 12/20/23 (1)
UBS USD 3,569 AUD 5,532 12/20/23 (2)
UBS USD 3,659 CAD 4,944 12/20/23 (14)
UBS USD 792 DKK 5,470 12/20/23 (13)
UBS USD 2,865 JPY 415,923 12/20/23 (45)
UBS USD 706 SEK 7,818 12/20/23 12
UBS CHF 904 USD 1,024 12/20/23 27
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (222)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 6,155 $ —
$ —
$ 6,155
Austria — 2,158 —
—
2,158
Belgium — 1,278 —
—
1,278
Brazil 3,045 87 —
—
3,132
Burkina Faso 206 — —
—
206
Canada 16,702 — —
—
16,702
China 538 6,309 —
—
6,847

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Denmark — 4,965 —
—
4,965
Finland — 4,263 —
—
4,263
France — 27,006 —
—
27,006
Germany — 16,893 —
—
16,893
Hong Kong — 8,074 —
—
8,074
Hungary — 298 —
—
298
India 2,651 — —
—
2,651
Ireland 876 4,445 —
—
5,321
Israel 137 293 —
—
430
Italy — 7,373 —
—
7,373
Japan — 50,756 —
—
50,756
Luxembourg — 2,773 —
—
2,773
Macao — 1,064 —
—
1,064
Malaysia — 265 —
—
265
Mexico 875 118 —
—
993
Netherlands 105 20,613 —
—
20,718
New Zealand — 1,059 —
—
1,059
Norway — 1,409 —
—
1,409
Portugal — 305 —
—
305
Russia — — —
—
—
Singapore — 2,904 —
—
2,904
South Africa — 1,535 —
—
1,535
South Korea 479 4,832 —
—
5,311
Spain — 4,608 —
—
4,608
Sweden — 5,488 —
—
5,488
Switzerland — 15,973 —
—
15,973
Taiwan 2,563 3,961 —
—
6,524
Thailand — 579 —
—
579
United Kingdom 320 27,950 —
—
28,270
United States 17,528 17,385 —
—
34,913
Preferred Stocks 275 4,327 — — 4,602
Warrants and Rights — — — — —
Short-Term Investments — — — 9,211 9,211
Other Securities — — — 643 643
Total Investments 46,300 257,501 — 9,854 313,655
Other Financial Instruments
Assets
Futures Contracts 1,384 — — — 1,384
Foreign Currency Exchange Contracts 2 212 — — 214
Liabilities

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts (1,211) — — — (1,211)
Foreign Currency Exchange Contracts (1) (435) — — (436)
Total Other Financial Instruments
*
$ 174 $ (223) $ — $ — $ (49)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2023, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
44,120
Consumer Staples ...............................................................................
25,191
Energy ................................................................................................
17,120
Financial Services ..............................................................................
70,224
Health Care ........................................................................................
31,247
Materials and Processing ...................................................................
27,720
Producer Durables ..............................................................................
42,844
Technology .........................................................................................
30,540
Utilities ...............................................................................................
10,193
Preferred Stocks
Consumer Discretionary ....................................................................
1,405
Consumer Staples ...............................................................................
1,068
Technology .........................................................................................
1,854
Utilities ...............................................................................................
275
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
9,211
Other Securities ...........................................................................
643
Total Investments ............................................................................... 313,655
Transactions (amounts in thousands) during the period ended September 30, 2023 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,069 $ 88,020 $ 89,878 $ 1 $ (1) $ 9,211 $ 431 $ —
U.S. Cash Collateral Fund 479 23,835 23,671 — — 643 67 —
$ 11,548 $ 111,855 $ 113,549 $ 1 $ (1) $ 9,854 $ 498 $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 77.5%
Asset-Backed Securities - 4.2%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,597 1,582
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 1,799 1,800
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,948
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,804
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 604 559
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,482 1,295
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,661
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 903 679
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 825 642
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 450 434
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 97 97
Magnetite XVII, Ltd.
Series 2018-17A Class BR
7.138% due 07/20/31 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 250 247
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,993
Series 2023-FL12
7.366% due 10/19/38 4,885 4,861
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 87 78
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 335 314
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,372 1,360
Renew
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 148 138
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,322 1,241
Verdant Receivables LLC
Series 2023-1A Class A2
6.240% due 01/13/31 (Þ) 1,178 1,172
Verizon Master Trust
Series 2023-6 Class A
5.350% due 09/22/31 (Þ) 3,957 3,927
34,832
Corporate Bonds and Notes - 20.3%
AbbVie, Inc.
Series WI
3.200% due 11/21/29 240 212
4.550% due 03/15/35 10 9
4.050% due 11/21/39 170 139
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 742
Series REGS
4.375% due 04/17/26 (Þ) 393 362
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 200 178
Air Lease Corp.
3.375% due 07/01/25 240 228
1.875% due 08/15/26 30 27
5.850% due 12/15/27 220 217
5.300% due 02/01/28 140 135
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 585 570
2.850% due 01/26/28 (Þ) 1,007 854
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 76 73
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 154
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 200 190
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 120 87
3.000% due 05/18/51 150 85
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 812
Ally Financial, Inc.
8.000% due 11/01/31 554 559
Altria Group, Inc.
4.800% due 02/14/29 40 38
2.450% due 02/04/32 210 158
10.200% due 02/06/39 22 28
3.400% due 02/04/41 90 58
5.375% due 01/31/44 (Ñ) 643 576
3.875% due 09/16/46 70 46

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/14/49 10 9
Amazon.com, Inc.
2.100% due 05/12/31 110 88
3.600% due 04/13/32 50 44
3.950% due 04/13/52 110 85
Series WI
3.875% due 08/22/37 50 43
Amcor Flexibles NA, Inc.
4.000% due 05/17/25 884 855
Amcor PLC
Series WI
3.625% due 04/28/26 1,065 1,006
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 140 150
5.500% due 04/20/26 (Þ) 147 143
7.250% due 02/15/28 (Þ) 220 210
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 12 11
Series 2016-1 Class AA
3.575% due 01/15/28 47 43
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 132 128
Series AA Class AA
3.650% due 02/15/29 549 497
American Express Co.
5.625% due 07/28/34 (SOFR +
1.930%)(Ê) 100 94
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 64
American Tower Trust #1
5.490% due 03/15/28 (Þ) 1,408 1,386
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 50 40
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 51
Ameriprise Financial, Inc.
5.150% due 05/15/33 150 142
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 100 72
3.833% due 03/11/51 (Þ) 80 44
Amgen, Inc.
5.750% due 03/02/63 90 83
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 70 70
Apache Corp.
7.750% due 12/15/29 30 31
4.750% due 04/15/43 40 29
4.250% due 01/15/44 60 39
Apple, Inc.
2.650% due 05/11/50 70 43
Ares Capital Corp.
3.250% due 07/15/25 1,555 1,457
AT&T, Inc.
2.950% due 07/15/26 222 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 01/15/28 450 462
4.500% due 05/15/35 150 128
4.350% due 06/15/45 26 19
3.850% due 06/01/60 552 352
Series WI
2.550% due 12/01/33 40 29
6.375% due 03/01/41 30 29
3.500% due 09/15/53 30 19
3.800% due 12/01/57 280 177
Avangrid, Inc.
3.200% due 04/15/25 772 738
Avery Dennison Corp.
2.650% due 04/30/30 831 678
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 140 138
Bank of America Corp.
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 1,404 1,321
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 130 123
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 228
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 240 182
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 380 300
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 160 142
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 450 327
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 70 49
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 40 37
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 30 27
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 80 67
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 410 309
Becton Dickinson and Co.
4.685% due 12/15/44 8 7
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 893 855
Series WI
1.570% due 01/15/26 819 740
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 210 201
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 190 188
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 230 231
6.625% due 07/15/26 (Þ) 60 59
Boardwalk Pipelines, LP
4.450% due 07/15/27 1,400 1,319
Boeing Co. (The)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 05/01/25 220 216
2.196% due 02/04/26 140 129
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 36
2.800% due 03/01/27 30 27
3.200% due 03/01/29 60 53
5.150% due 05/01/30 190 182
3.250% due 02/01/35 90 69
5.705% due 05/01/40 90 83
3.750% due 02/01/50 20 14
3.950% due 08/01/59 190 126
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 50 44
BP Capital Markets America, Inc.
3.000% due 02/24/50 120 75
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 509 354
Bristol-Myers Squibb Co.
2.350% due 11/13/40 40 25
Series WI
3.900% due 02/20/28 380 359
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 930 793
3.187% due 11/15/36 (Þ) 190 136
Series WI
3.875% due 01/15/27 1,405 1,320
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 60 50
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 23
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 445 420
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 1,013 742
Carrier Global Corp.
Series WI
3.577% due 04/05/50 40 27
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 8
Series WI
4.500% due 05/01/32 220 173
Centene Corp.
Series WI
4.250% due 12/15/27 60 55
4.625% due 12/15/29 60 54
3.375% due 02/15/30 40 33
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 80 76
4.500% due 04/01/44 130 106
5.300% due 04/01/53 10 9
Charles Schwab Corp. (The)
2.000% due 03/20/28 40 34
5.643% due 05/19/29 (SOFR +
2.210%)(Ê) 130 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 90 86
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 170 165
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 240 231
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 140 99
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 210 171
3.500% due 06/01/41 100 63
3.500% due 03/01/42 40 25
3.850% due 04/01/61 60 34
3.950% due 06/30/62 50 28
Series WI
4.908% due 07/23/25 930 909
6.384% due 10/23/35 20 19
6.484% due 10/23/45 639 558
6.834% due 10/23/55 20 18
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 871 846
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 64
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 1,398 1,285
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 270 261
6.750% due 04/15/29 (Þ) 230 225
Chevron Corp.
3.078% due 05/11/50 10 7
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 80 78
Cigna Corp.
2.400% due 03/15/30 40 33
3.200% due 03/15/40 60 42
Series WI
4.375% due 10/15/28 240 227
4.800% due 08/15/38 30 26
Cimarex Energy Co.
4.375% due 03/15/29 130 107
Citigroup, Inc.
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 1,494 1,430
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 95
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 50 42
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 175

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 110 85
8.125% due 07/15/39 250 294
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 60 59
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 200 160
Citizens Bank NA
Series BKNT
2.250% due 04/28/25 971 899
Citizens Financial Group, Inc.
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 185 169
Clorox Co. (The)
1.800% due 05/15/30 100 79
Coca-Cola Co. (The)
1.375% due 03/15/31 50 38
4.125% due 03/25/40 50 42
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 30 30
6.042% due 08/15/28 (Þ) 120 119
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 130 127
6.497% due 08/15/43 (Þ) 241 235
6.544% due 11/15/53 (Þ) 60 59
6.714% due 08/15/63 (Þ) 132 129
Comcast Corp.
4.250% due 10/15/30 120 111
7.050% due 03/15/33 150 164
6.500% due 11/15/35 19 20
3.250% due 11/01/39 10 7
3.750% due 04/01/40 10 8
3.400% due 07/15/46 20 14
4.000% due 03/01/48 80 60
Series WI
2.937% due 11/01/56 30 17
2.987% due 11/01/63 117 65
Comerica, Inc.
3.800% due 07/22/26 1,345 1,230
CommonSpirit Health
2.782% due 10/01/30 40 33
3.910% due 10/01/50 60 43
Commonwealth Edison Co.
6.450% due 01/15/38 120 124
Conagra Brands, Inc.
1.375% due 11/01/27 971 812
ConocoPhillips Co.
5.050% due 09/15/33 250 239
Constellation Energy Generation LLC
6.125% due 01/15/34 130 130
Consumers Energy Co.
2.500% due 05/01/60 18 9
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 140 124
2.875% due 04/01/32 (Þ) 60 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.375% due 01/15/28 80 74
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 50 47
4.375% due 03/15/29 290 268
CVS Health Corp.
3.625% due 04/01/27 40 37
4.300% due 03/25/28 31 29
3.250% due 08/15/29 70 61
3.750% due 04/01/30 50 44
5.250% due 01/30/31 170 163
2.125% due 09/15/31 120 92
4.780% due 03/25/38 190 164
4.125% due 04/01/40 40 31
DCP Midstream Operating, LP
3.250% due 02/15/32 80 65
6.450% due 11/03/36 (Þ) 50 49
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 55 62
Delta Air Lines, Inc.
7.375% due 01/15/26 50 51
3.750% due 10/28/29 30 26
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 188 182
4.750% due 10/20/28 (Þ) 190 181
Devon Energy Corp.
5.850% due 12/15/25 140 139
5.600% due 07/15/41 90 80
5.000% due 06/15/45 100 81
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 152
4.500% due 01/15/30 90 82
Diamondback Energy, Inc.
3.500% due 12/01/29 220 195
4.400% due 03/24/51 100 74
Discover Bank
Series BKNT
3.450% due 07/27/26 1,221 1,110
Discover Financial Services
4.100% due 02/09/27 960 877
DISH DBS Corp.
Series WI
5.875% due 11/15/24 80 74
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 69
DTE Energy Co.
2.850% due 10/01/26 1,432 1,315
Duke Energy Carolinas LLC
4.950% due 01/15/33 130 124
6.100% due 06/01/37 190 189
Duke Energy Corp.
3.400% due 06/15/29 892 793
Duke Energy Indiana LLC
3.250% due 10/01/49 80 51

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 04/01/53 70 64
Duke Energy Ohio, Inc.
5.250% due 04/01/33 30 29
Edison International
4.950% due 04/15/25 915 897
5.750% due 06/15/27 462 458
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 90 79
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 94
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 300 311
Elevance Health, Inc.
4.100% due 05/15/32 150 134
5.500% due 10/15/32 80 79
4.375% due 12/01/47 10 8
4.850% due 08/15/54 783 622
Eli Lilly & Co.
4.950% due 02/27/63 50 45
Enable Midstream Partners, LP
4.400% due 03/15/27 959 909
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 516
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 40 39
Energy Transfer, LP
2.900% due 05/15/25 30 28
5.500% due 06/01/27 120 118
5.250% due 04/15/29 30 29
8.250% due 11/15/29 100 109
3.750% due 05/15/30 140 122
5.300% due 04/01/44 10 8
6.250% due 04/15/49 30 28
Series 10Y
4.950% due 06/15/28 40 38
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 416
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 10 9
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 70 64
Enstar Group, Ltd.
4.950% due 06/01/29 860 794
Enterprise Products Operating LLC
4.150% due 10/16/28 120 113
2.800% due 01/31/30 100 85
7.550% due 04/15/38 20 22
5.700% due 02/15/42 40 38
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.850% due 03/15/44 60 52
3.700% due 01/31/51 60 42
3.300% due 02/15/53 30 20
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 320 266
Series D
6.875% due 03/01/33 170 183
EOG Resources, Inc.
4.375% due 04/15/30 90 85
EPR Properties Co.
4.500% due 04/01/25 671 647
3.750% due 08/15/29 969 778
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 40 40
EQT Corp.
3.125% due 05/15/26 (Þ) 120 111
3.900% due 10/01/27 50 46
5.000% due 01/15/29 10 9
3.625% due 05/15/31 (Þ) 30 25
Equifax, Inc.
2.350% due 09/15/31 70 53
Equinix, Inc.
1.450% due 05/15/26 1,655 1,478
Equities Corp.
6.125% due 02/01/25 79 79
Extra Space Storage, LP
3.900% due 04/01/29 50 45
Exxon Mobil Corp.
4.227% due 03/19/40 20 17
4.114% due 03/01/46 40 32
4.327% due 03/19/50 10 8
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 805
Ferguson PLC
4.500% due 10/24/28 (Þ) 906 848
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 140 138
FirstEnergy Corp.
Series B
3.900% due 07/15/27 120 112
Series C
4.850% due 07/15/47 50 42
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 320 244
Florida Power & Light Co.
3.150% due 10/01/49 40 26
Ford Motor Co.
3.250% due 02/12/32 120 92
4.750% due 01/15/43 40 29
Ford Motor Credit Co. LLC
2.700% due 08/10/26 200 178
Fortive Corp.
Series WI
3.150% due 06/15/26 1,703 1,592
Fox Corp.
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.476% due 01/25/39 80 69
Freeport-McMoRan, Inc.
5.400% due 11/14/34 130 119
FS KKR Capital Corp.
3.400% due 01/15/26 921 844
General Dynamics Corp.
4.250% due 04/01/40 110 93
4.250% due 04/01/50 30 25
General Motors Co.
6.125% due 10/01/25 140 140
5.600% due 10/15/32 80 75
6.250% due 10/02/43 40 36
6.750% due 04/01/46 20 19
Genting New York LLC
3.300% due 02/15/26 (Þ) 400 355
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 1,314 1,294
Georgia Power Co.
3.250% due 03/30/27 818 754
Gilead Sciences, Inc.
5.250% due 10/15/33 160 156
5.650% due 12/01/41 50 49
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 653 633
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 793
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 150 138
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 120 111
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 50 46
3.800% due 03/15/30 40 35
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 530 404
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 50 49
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 850
HCA, Inc.
5.250% due 06/15/26 791 774
5.500% due 06/01/33 160 151
5.125% due 06/15/39 50 43
5.250% due 06/15/49 163 134
Heico Corp.
5.250% due 08/01/28 350 341
Hercules Capital, Inc.
3.375% due 01/20/27 966 845
Hexcel Corp.
3.950% due 02/15/27 1,586 1,469
Home Depot, Inc. (The)
3.300% due 04/15/40 50 37
Howmet Aerospace, Inc.
5.900% due 02/01/27 938 921
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Humana, Inc.
5.875% due 03/01/33 100 99
4.625% due 12/01/42 20 16
4.950% due 10/01/44 20 17
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 170 166
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 900 823
Huntsman International LLC
4.500% due 05/01/29 799 723
ILFC E-Capital Trust I
7.209% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 200 146
ILFC E-Capital Trust II
7.459% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 350 263
Ingersoll Rand, Inc.
5.400% due 08/14/28 60 59
5.700% due 08/14/33 150 145
Intel Corp.
2.800% due 08/12/41 40 26
4.900% due 08/05/52 50 42
3.200% due 08/12/61 80 47
Series WI
3.734% due 12/08/47 10 7
Inter-American Development Bank
Series GMTN
5.591% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,232
Intercontinental Exchange, Inc.
4.600% due 03/15/33 30 28
4.950% due 06/15/52 10 9
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 824
Interstate Power and Light Co.
5.700% due 10/15/33 100 98
Intuit, Inc.
5.200% due 09/15/33 310 302
Invitation Homes, Inc.
4.150% due 04/15/32 50 43
IQVIA, Inc.
5.700% due 05/15/28 (Þ) 633 615
Jabil Circuit, Inc.
5.450% due 02/01/29 110 107
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 918 862
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 760
Jefferies Financial Group, Inc.
6.625% due 10/23/43 751 703
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 836 806
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,530 1,377
Series 2019

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 05/15/32 1,880 1,575
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 40 37
8.750% due 09/01/30 280 324
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 60 49
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 140 106
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 160 144
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 30 23
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 30 19
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 120 105
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 24
Series 2019
3.266% due 11/01/49 30 20
Series 2021
2.810% due 06/01/41 80 54
3.002% due 06/01/51 20 13
Kenvue, Inc.
5.050% due 03/22/53 (Þ) 30 27
5.200% due 03/22/63 (Þ) 60 54
KeyCorp
2.250% due 04/06/27 940 798
KeyCorp.
Series BKNT
4.150% due 08/08/25 1,383 1,302
Kimco Realty Corp.
2.250% due 12/01/31 180 135
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 53
5.500% due 03/01/44 150 128
Kinder Morgan, Inc.
5.550% due 06/01/45 30 26
5.050% due 02/15/46 30 24
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 9
KLA Corp.
4.650% due 07/15/32 80 76
4.950% due 07/15/52 20 18
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 210 159
4.100% due 10/15/41 70 46
L3Harris Technologies, Inc.
5.400% due 01/15/27 220 218
2.900% due 12/15/29 160 136
5.400% due 07/31/33 140 135
Lam Research Corp.
1.900% due 06/15/30 90 72
Las Vegas Sands Corp.
2.900% due 06/25/25 540 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 90 78
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 60 55
3.875% due 06/01/29 (Þ) 50 42
LKQ Corp.
5.750% due 06/15/28 (Þ) 803 784
Lockheed Martin Corp.
1.850% due 06/15/30 40 32
3.900% due 06/15/32 50 45
4.500% due 05/15/36 10 9
4.150% due 06/15/53 50 39
Lowe's Cos., Inc.
4.500% due 04/15/30 50 47
2.800% due 09/15/41 50 32
3.000% due 10/15/50 100 59
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 1,355 1,291
Mars, Inc.
2.375% due 07/16/40 (Þ) 160 101
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 70 55
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 50 32
Mastercard, Inc.
3.850% due 03/26/50 50 39
Mattel, Inc.
3.375% due 04/01/26 (Þ) 1,533 1,418
McDonald's Corp.
4.700% due 12/09/35 716 653
5.150% due 09/09/52 120 108
Series MTN
3.600% due 07/01/30 40 36
4.450% due 03/01/47 40 33
4.450% due 09/01/48 80 66
3.625% due 09/01/49 10 7
4.200% due 04/01/50 20 16
McKesson Corp.
4.900% due 07/15/28 140 137
MDC Holdings, Inc.
2.500% due 01/15/31 40 30
6.000% due 01/15/43 50 42
Merck & Co., Inc.
2.350% due 06/24/40 40 26
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 100 98
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 150 142
Micron Technology, Inc.
2.703% due 04/15/32 70 53
Microsoft Corp.
3.450% due 08/08/36 50 42
2.921% due 03/17/52 56 37
MidAmerican Energy Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 04/15/29 50 46
3.150% due 04/15/50 60 38
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 15 15
Molson Coors Beverage Co.
4.200% due 07/15/46 824 620
Mondelez International, Inc.
2.625% due 09/04/50 40 23
Monongahela Power Co.
5.850% due 02/15/34 (Þ) 350 344
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 66
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 62
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 80 80
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 230 167
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 116
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 90 84
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 100 69
Series BKNT
4.754% due 04/21/26 250 244
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 10 9
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 70 53
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 69
Morgan Stanley Bank NA
2.630% due 02/18/26 (SOFR +
0.940%)(Ê) 1,380 1,314
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 230 224
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 20 19
MPLX, LP
1.750% due 03/01/26 1,770 1,605
4.800% due 02/15/29 50 47
5.000% due 03/01/33 190 173
4.500% due 04/15/38 20 16
5.200% due 03/01/47 30 24
4.700% due 04/15/48 70 53
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
New York Life Global Funding
4.550% due 01/28/33 (Þ) 80 73
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 100 69
Newell Brands, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/01/24 170 164
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/25 30 30
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 828
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 569
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 40 35
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 1,531 1,368
Northrop Grumman Corp.
5.150% due 05/01/40 80 73
5.050% due 11/15/40 30 27
5.250% due 05/01/50 50 46
Northwest Pipeline LLC
7.125% due 12/01/25 250 254
Series WI
4.000% due 04/01/27 60 57
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 160 102
3.625% due 09/30/59 (Þ) 80 51
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 320 271
NVIDIA Corp.
3.500% due 04/01/40 30 24
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,510 1,300
Occidental Petroleum Corp.
5.550% due 03/15/26 280 276
3.400% due 04/15/26 70 65
8.500% due 07/15/27 796 852
7.875% due 09/15/31 150 162
7.950% due 06/15/39 90 98
4.400% due 04/15/46 40 29
4.100% due 02/15/47 20 13
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 86
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 779 726
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 51
Series WI
4.150% due 06/01/32 40 36
ONEOK, Inc.
6.050% due 09/01/33 300 295
6.625% due 09/01/53 180 176
OneSky Loan Trust
Class A
3.875% due 07/15/29 2,575 2,341
Oracle Corp.
6.250% due 11/09/32 200 202
4.300% due 07/08/34 648 557
4.000% due 07/15/46 70 49
6.900% due 11/09/52 50 52
5.550% due 02/06/53 350 307

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Owl Rock Capital Corp.
3.750% due 07/22/25 600 562
4.250% due 01/15/26 939 878
Pacific Gas & Electric Co.
3.500% due 06/15/25 285 271
Pacific Gas and Electric Co.
4.950% due 06/08/25 327 319
2.100% due 08/01/27 30 26
2.500% due 02/01/31 50 38
3.300% due 08/01/40 20 13
4.750% due 02/15/44 70 52
4.950% due 07/01/50 80 60
3.500% due 08/01/50 20 12
6.750% due 01/15/53 163 153
6.700% due 04/01/53 100 94
Series WI
3.300% due 12/01/27 950 839
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 150 130
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 9
PayPal Holdings, Inc.
2.300% due 06/01/30 50 41
4.400% due 06/01/32 40 37
3.250% due 06/01/50 30 20
5.250% due 06/01/62 20 18
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 868 852
Penske Truck Leasing Co., LP / PTL
Finance Corp.
3.950% due 03/10/25 (Þ) 1,353 1,306
1.700% due 06/15/26 (Þ) 204 181
PepsiCo, Inc.
1.625% due 05/01/30 10 8
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 110
Series A-4
5.212% due 12/01/47 30 27
Philip Morris International, Inc.
2.100% due 05/01/30 70 56
1.750% due 11/01/30 130 99
6.375% due 05/16/38 664 676
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 80 81
Pioneer Natural Resources Co.
5.100% due 03/29/26 130 128
2.150% due 01/15/31 170 134
Plains All American Pipeline, LP
Series B
9.736% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 250 236
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 10
PNC Financial Services Group, Inc.
(The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 50 50
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 190 163
Progress Energy, Inc.
7.000% due 10/30/31 559 589
Prologis, LP
1.250% due 10/15/30 110 82
Prospect Capital Corp.
3.706% due 01/22/26 1,003 907
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 915
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 20 19
QUALCOMM, Inc.
4.500% due 05/20/52 50 41
Range Resources Corp.
Series WI
4.875% due 05/15/25 140 136
Raytheon Technologies Corp.
3.125% due 05/04/27 916 842
4.625% due 11/16/48 130 106
5.375% due 02/27/53 100 90
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,253 1,239
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 310 269
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 88
RPM International, Inc.
3.750% due 03/15/27 909 846
S&P Global, Inc.
1.250% due 08/15/30 30 23
3.250% due 12/01/49 10 7
Sabra Health Care, LP
3.900% due 10/15/29 921 765
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 71
Series VVV
1.700% due 10/01/30 70 54
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 846
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 80 74
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 771
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 1,638 1,474

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern California Edison Co.
2.250% due 06/01/30 100 80
3.650% due 02/01/50 100 68
Series C
4.125% due 03/01/48 80 59
Series G
2.500% due 06/01/31 110 87
Southern California Gas Co.
Series XX
2.550% due 02/01/30 833 689
Southern Co. (The)
5.113% due 08/01/27 261 256
Series 21-B
1.750% due 03/15/28 951 806
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 184
Southwest Airlines Co.
5.250% due 05/04/25 50 49
Southwestern Energy Co.
8.375% due 09/15/28 10 10
4.750% due 02/01/32 80 69
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
8.000% due 09/20/25 (Þ) 250 250
Spirit Realty Capital, Inc.
3.200% due 01/15/27 819 742
Sprint LLC
7.625% due 03/01/26 1,239 1,273
Stellantis Finance US, Inc.
1.711% due 01/29/27 (Þ) 1,706 1,484
STORE Capital Corp.
4.500% due 03/15/28 938 825
Sun Communities, Inc.
2.700% due 07/15/31 1,087 837
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 85
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 70 67
Synchrony Financial
5.625% due 08/23/27 909 848
Targa Resources Corp.
5.200% due 07/01/27 120 118
4.200% due 02/01/33 130 111
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 130 130
5.500% due 03/01/30 30 28
4.875% due 02/01/31 220 197
4.000% due 01/15/32 150 126
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 118
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 40 33
7.625% due 04/01/37 608 647
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 779
Texas Instruments, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 08/16/32 70 62
3.875% due 03/15/39 80 66
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 100 108
Time Warner Cable LLC
6.550% due 05/01/37 90 82
7.300% due 07/01/38 180 173
5.500% due 09/01/41 666 521
T-Mobile USA, Inc.
2.625% due 02/15/29 60 51
2.875% due 02/15/31 70 57
Series WI
1.500% due 02/15/26 877 795
3.875% due 04/15/30 40 35
2.550% due 02/15/31 824 656
2.700% due 03/15/32 110 86
3.000% due 02/15/41 100 66
3.300% due 02/15/51 90 56
Toyota Motor Credit Corp.
5.250% due 09/11/28 160 159
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 160 126
Series WI
3.250% due 05/15/30 20 17
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,329 1,315
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 50 47
Tyson Foods, Inc.
3.550% due 06/02/27 992 919
Union Pacific Corp.
3.750% due 02/05/70 10 7
Series WI
2.891% due 04/06/36 110 83
3.839% due 03/20/60 60 42
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,678 1,631
Series 2020-1 Class B
4.875% due 01/15/26 187 181
Series AA
4.150% due 08/25/31 520 471
2.700% due 05/01/32 583 481
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 220 203
4.625% due 04/15/29 (Þ) 30 26
UnitedHealth Group, Inc.
2.000% due 05/15/30 60 49
5.350% due 02/15/33 380 376
5.700% due 10/15/40 60 59
4.750% due 05/15/52 40 34
5.875% due 02/15/53 10 10
Unum Group
5.750% due 08/15/42 796 693
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 98 94
3.950% due 11/15/25 169 160

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 110 107
Verizon Communications, Inc.
2.100% due 03/22/28 40 34
7.750% due 12/01/30 100 111
4.500% due 08/10/33 230 205
5.250% due 03/16/37 60 56
2.650% due 11/20/40 50 32
4.125% due 08/15/46 60 45
5.500% due 03/16/47 10 9
4.000% due 03/22/50 40 29
2.875% due 11/20/50 90 52
Series WI
4.329% due 09/21/28 53 50
4.672% due 03/15/55 488 383
2.987% due 10/30/56 60 33
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 283 266
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 1,369 1,322
Visa, Inc.
2.050% due 04/15/30 60 50
2.700% due 04/15/40 70 49
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,564 1,427
Vontier Corp.
Series WI
1.800% due 04/01/26 170 152
2.400% due 04/01/28 130 108
Vornado Realty Trust
3.500% due 01/15/25 912 866
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 761
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 624 447
Walmart, Inc.
2.650% due 09/22/51 90 56
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 40 43
WarnerMedia Holdings, Inc.
Series WI
4.279% due 03/15/32 70 59
5.050% due 03/15/42 190 147
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 40 39
2.164% due 02/11/26 (CME Term
SOFR 3 Month + 1.012%)(Ê) 1,401 1,323
3.000% due 10/23/26 80 73
5.574% due 07/25/29 (SOFR +
1.740%)(Ê) 70 68
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 81 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 140 94
5.375% due 11/02/43 110 95
4.650% due 11/04/44 10 8
4.750% due 12/07/46 50 39
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 100 84
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 260 255
Welltower, Inc.
3.850% due 06/15/32 80 68
Western Midstream Operating, LP
3.100% due 02/01/25 280 268
4.650% due 07/01/26 100 96
4.500% due 03/01/28 50 47
4.050% due 02/01/30 70 61
6.150% due 04/01/33 120 116
5.450% due 04/01/44 20 16
5.500% due 08/15/48 40 32
5.250% due 02/01/50 60 47
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 444 422
Series WI
3.450% due 11/15/26 963 895
Williams Cos., Inc. (The)
3.750% due 06/15/27 1,699 1,580
7.750% due 06/15/31 130 139
5.800% due 11/15/43 35 32
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 80 79
Zions Bancorp NA
3.250% due 10/29/29 953 740
168,022
International Debt - 16.2%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 714 692
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 150 149
3.300% due 01/30/32 150 119
3.850% due 10/29/41 150 106
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 840 714
African Export-Import Bank (The)
Series REGS
2.634% due 05/17/26 (Þ) 879 782
Agence Francaise de Developpement
EPIC
Series EMTN
6.342% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 1,200 1,209
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 165
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,718 1,589
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 02/01/46 50 44
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 160 153
AP Moller - Maersk A/S
5.875% due 09/14/33 (Þ) 240 233
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 248
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,020
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 3,016
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,628
ArcelorMittal SA
6.550% due 11/29/27 150 152
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 9
1.750% due 07/09/30 (~)(Ê) 278 79
4.875% due 07/09/41 (~)(Ê) 160 41
Avolon Holdings Funding, Ltd.
2.875% due 02/15/25 (Þ) 100 94
Banco Bilbao Vizcaya Argentaria SA
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.099%)(Ê)(ƒ) 200 198
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 227
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 185
6.921% due 08/08/33 200 191
Bank of Nova Scotia (The)
4.500% due 12/16/25 957 925
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 30 25
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 199
Barclays PLC
5.200% due 05/12/26 1,360 1,310
Barrick NA Finance LLC
5.700% due 05/30/41 100 96
BAT Capital Corp.
4.700% due 04/02/27 792 758
2.259% due 03/25/28 40 34
3.734% due 09/25/40 110 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.557% due 08/15/27 26 24
4.390% due 08/15/37 548 419
BAT International Finance PLC
1.668% due 03/25/26 1,236 1,114
5.931% due 02/02/29 270 265
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,429 1,436
9.695% due 10/25/30 (SOFR 30 Day
Average + 4.964%)(Ê)(Þ) 1,094 1,139
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,327 1,331
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 219 220
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 796 795
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,753
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,355
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 708 690
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 799 746
4.625% due 03/13/27 (Þ) 722 685
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 223
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 168 149
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 650 617
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 200 196
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 205
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 749 669
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 250 247
British Airways Pass-Through Trust
3.350% due 06/15/29 (Þ) 77 69
British Telecommunications PLC
9.625% due 12/15/30 40 47

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Finance LLC
3.450% due 04/15/50 827 502
Brookfield Finance, Inc.
4.350% due 04/15/30 821 742
Canadian Natural Resources, Ltd.
3.900% due 02/01/25 840 815
3.850% due 06/01/27 156 145
5.850% due 02/01/35 661 620
Canadian Pacific Railway Co.
3.100% due 12/02/51 50 31
6.125% due 09/15/15 656 638
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 676 609
Cencosud SA
5.150% due 02/12/25 (Þ) 1,330 1,306
4.375% due 07/17/27 (Þ) 185 170
Cenovus Energy, Inc.
Series WI
4.250% due 04/15/27 1,497 1,421
CI Financial Corp.
3.200% due 12/17/30 1,392 1,056
CIFC Funding, Ltd.
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 897 894
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 156
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 935
Credit Agricole SA
4.375% due 03/17/25 (Þ) 1,256 1,214
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 977 908
5.589% due 07/05/26 (Þ) 250 248
6.316% due 10/03/29 (SOFR +
1.860%)(Ê)(Þ) 250 250
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 199 176
5.514% due 07/05/33 (Þ) 250 241
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 596
Credit Suisse AG
Series FXD
3.700% due 02/21/25 1,487 1,433
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 40 38
4.050% due 04/27/29 (Þ) 30 28
4.250% due 04/27/32 (Þ) 70 63
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 270 256
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 430 429
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 1,469 1,338
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 175
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 430 400
Delhaize America, Inc.
9.000% due 04/15/31 154 175
Deutsche Bank AG
4.500% due 04/01/25 822 791
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 1,480 1,338
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 57
DNB Bank ASA
5.896% due 10/09/26 (SOFR +
1.950%)(Ê)(Þ) 864 861
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 734
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,515
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,021
Ecopetrol SA
4.625% due 11/02/31 50 38
5.875% due 05/28/45 80 53
5.875% due 11/02/51 70 45
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 1,469 1,464
Enbridge, Inc.
4.250% due 12/01/26 888 847
5.700% due 03/08/33 577 553
Enel Finance International NV
6.800% due 10/14/25 (Þ) 623 630
7.100% due 10/14/27 (Þ) 779 806
3.500% due 04/06/28 (Þ) 706 634
Eurosail PLC
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 882 872
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,144
First Quantum Minerals, Ltd.
6.875% due 10/15/27 (Þ) 200 192
8.625% due 06/01/31 (Þ) 200 199

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,417 1,299
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 427 357
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,021 890
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 181
Garda World Security Corp. 2021 Term
Loan B
9.746% due 10/30/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 69
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 40 48
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.823% due 05/31/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 8 8
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 140 129
3.875% due 10/27/27 (Þ) 100 93
5.400% due 05/08/28 (Þ) 130 127
GoldenTree Loan Opportunities IX,
Ltd.
Series 2018-9A Class BR2
6.899% due 10/29/29 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 260 260
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.416% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 175
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 1,673 1,640
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 491
Home RE, Ltd.
Series 2020-1 Class M2
7.509% due 10/25/30 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 1,714 1,731
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 3,144 3,158
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 639 609
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 400 373
7.625% due 05/17/32 669 682
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,410 1,319
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 815
ING Groep NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.869% due 03/28/26 (SOFR +
1.640%)(Ê) 1,356 1,309
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 1,035 1,048
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,852 1,599
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 310 299
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 714 690
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 190
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 648 647
Lloyds Banking Group PLC
2.438% due 02/05/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 554 525
4.650% due 03/24/26 162 155
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 200 187
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 280 251
Series WI
4.582% due 12/10/25 827 791
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,893 1,883
Magnetite XV, Ltd.
Series 2018-15A Class AR
3.793% due 07/25/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 529 527
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,593 1,475
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 60 61
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 197
Mexico Government International Bond
3.500% due 02/12/34 240 188
4.350% due 01/15/47 200 141
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 791 731
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 935 905
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 190

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 926 850
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.490% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,328 1,323
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 197
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 189
Nokia OYJ
4.375% due 06/12/27 1,523 1,410
Nomura Holdings, Inc.
2.648% due 01/16/25 532 508
1.851% due 07/16/25 891 824
1.653% due 07/14/26 175 155
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 551 553
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,021 1,022
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 641 641
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,502
OCP SA
3.750% due 06/23/31 (Þ) 200 158
Open Text Corp.
6.900% due 12/01/27 (Þ) 783 785
Peruvian Government International
Bond
2.783% due 01/23/31 130 106
Petrobras Global Finance BV
6.900% due 03/19/49 150 138
5.500% due 06/10/51 40 30
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 120
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 250 239
Polaris PLC
5.186% due 02/23/26 GBP 1,010 1,233
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 631 625
Prosus NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.027% due 08/03/50 (Þ) 909 520
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 475 154
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 167 139
7.450% due 06/01/27 (~)(Ê)(Þ) 230 171
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 832 832
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 447 448
Series 2023-1 Class M1A
7.767% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 1,285 1,291
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 706 689
RenaissanceRe Holdings, Ltd.
5.750% due 06/05/33 70 66
Reynolds American, Inc.
5.850% due 08/15/45 70 58
Sands China, Ltd.
Series WI
5.125% due 08/08/25 200 194
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 736 644
Class N
4.750% due 09/15/25 (Þ) 701 670
Santos Finance, Ltd.
6.875% due 09/19/33 (Þ) 110 108
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 250 240
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 250 203
Shell International Finance BV
4.375% due 05/11/45 60 49
4.000% due 05/10/46 20 15
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 840
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 678 605
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 1,527 1,471
Southern Copper Corp.
5.250% due 11/08/42 60 52
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 1,496 1,336
4.866% due 03/15/33 (USD ICE
Swap Rate NY 5 Year Rate +
1.970%)(Ê)(Þ) 247 221
Suncor Energy, Inc.
7.150% due 02/01/32 769 809
Suzano Austria GmbH
Series DM3N

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 01/15/32 200 154
Teck Resources, Ltd.
6.250% due 07/15/41 20 19
5.400% due 02/01/43 60 50
Series WI
3.900% due 07/15/30 90 78
Telefonica Emisiones SA
5.213% due 03/08/47 150 119
Tesco PLC
6.150% due 11/15/37 (Þ) 623 591
Thomson Reuters Corp.
3.350% due 05/15/26 893 843
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,569 1,452
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 199
TransAlta Corp.
6.500% due 03/15/40 30 28
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,039 926
TSMC Arizona Corp.
2.500% due 10/25/31 200 161
UBS Group AG
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 576 536
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 984 874
6.327% due 12/22/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê)(Þ) 200 200
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 250 247
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 250 289
4.500% due 06/26/48 (Þ) 200 166
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 260 256
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,053 930
UPM-Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 721
Vale Overseas, Ltd.
8.250% due 01/17/34 636 708
Var Energi ASA
7.500% due 01/15/28 (Þ) 840 862
8.000% due 11/15/32 (Þ) 268 281
Vodafone Group PLC
6.150% due 02/27/37 50 49
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.875% due 01/15/27 (Þ) 982 844
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/17/44 (Þ) 200 128
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 75
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 74
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 1,479 1,320
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 390 380
Yamana Gold, Inc.
2.630% due 08/15/31 30 23
Series WI
4.625% due 12/15/27 310 291
Yara International ASA
3.800% due 06/06/26 (Þ) 924 872
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 770 740
134,219
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2
8.931% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 65 65
Eyecare Partners LLC 2020 Term Loan
9.181% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 97 67
Harbor Freight Tools USA, Inc. 2021
Term Loan B
8.181% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 68 67
Nexstar Broadcasting, Inc. Term Loan
B4
7.931% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 210
Phoenix Guarantor, Inc. Term Loan B
8.681% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 118 118
United Airlines, Inc. 2021 Term Loan B
9.182% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 54 54
Verscend Holding Corp. 2021 Term
Loan B
9.431% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 97 97
678
Mortgage-Backed Securities - 22.0%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 227 144
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 109 108
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 169 169
BX Commercial Mortgage Trust
Series 2021-CIP Class D

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,567
BX Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,042 1,039
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 1,201 1,189
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 957
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,558
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,252
CORE Mortgage Trust
Series 2019 Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,163
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 2,479 2,476
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,279 1,270
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 (Š) 160 159
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 690
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 221 192
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 2,550 2,489
Fannie Mae
2.600% due 2031 375 313
6.000% due 2032 8 8
5.000% due 2033 3 3
5.500% due 2034 7 6
4.500% due 2035 160 155
5.500% due 2037 49 48
5.500% due 2038 201 202
6.000% due 2039 18 18
4.000% due 2040 131 120
5.500% due 2040 236 232
6.000% due 2040 53 54
4.000% due 2041 196 179
6.000% due 2041 84 86
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2043 431 380
4.000% due 2044 443 406
3.500% due 2045 494 434
3.000% due 2046 74 63
3.500% due 2046 106 94
4.000% due 2046 525 478
4.500% due 2046 183 171
3.000% due 2047 298 251
3.500% due 2047 233 205
4.000% due 2047 43 39
4.500% due 2048 595 556
5.000% due 2048 120 115
3.000% due 2049 3,340 2,802
4.000% due 2049 574 523
5.000% due 2049 268 258
2.500% due 2050 6,207 4,974
3.000% due 2050 6,384 5,349
2.000% due 2051 11,955 9,138
2.500% due 2051 491 393
4.000% due 2052 5,251 4,680
5.500% due 2053 4,722 4,566
30 Year TBA(Ï)
5.000% 5,237 4,940
5.500% 12,500 12,080
6.000% 8,100 7,994
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 3 3
Series 2004-W5 Class A1
6.000% due 02/25/47 90 88
Series 2005-24 Class ZE
5.000% due 04/25/35 80 78
Freddie Mac
5.500% due 2038 151 151
6.000% due 2038 40 40
5.000% due 2040 76 74
4.000% due 2041 566 519
4.500% due 2041 77 73
5.500% due 2041 87 87
3.500% due 2043 293 260
4.000% due 2044 194 177
3.500% due 2045 404 356
4.000% due 2045 189 172
3.000% due 2046 1,406 1,191
4.000% due 2046 94 85
3.000% due 2047 493 419
3.000% due 2048 77 65
4.000% due 2048 550 500
4.500% due 2048 143 134
3.000% due 2049 172 144
2.500% due 2050 1,547 1,246
3.000% due 2050 2,643 2,210
2.000% due 2051 2,041 1,562
2.500% due 2051 73 58
4.000% due 2052 6,334 5,645
5.500% due 2053 4,916 4,753
Freddie Mac REMICS
Series 2003-2624 Class QH

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/15/33 28 27
Series 2006-R007 Class ZA
6.000% due 05/15/36 93 95
Series 2010-3632 Class PK
5.000% due 02/15/40 42 41
Series 2010-3653 Class B
4.500% due 04/15/30 74 72
Series 2012-4010 Class KM
3.000% due 01/15/42 34 31
Ginnie Mae II
2.500% due 2052 6,807 5,565
6.000% due 2053 4,958 4,928
30 Year TBA(Ï)
5.500% 13,340 12,945
6.000% 15,000 14,863
6.500% 10,700 10,760
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/06/26 (~)(Ê)(Þ) 1,999 1,910
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 120 115
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 583
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 85 76
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 138 117
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,495 3,097
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,998 2,651
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 765 646
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,833 2,370
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,298 1,079
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,855 2,386
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,355 1,160
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,089 2,089
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,614 4,551
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,081
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 105
Series 2017-237P Class XB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 17
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 200 200
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 346 336
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 671 630
Series 2021-7 Class A1
1.867% due 08/25/26 (~)(Ê)(Þ) 650 596
Series 2021-9 Class A1
2.363% due 10/25/26 (~)(Ê)(Þ) 555 517
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 955 954
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 62 55
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,963 1,728
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 2,544 2,532
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 348 278
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 928 739
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 92 84
182,834
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 87
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 100
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 127
3.006% due 05/15/50 220 140
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 11
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 300 294
759
Non-US Bonds - 5.8%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 2,938

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 1,382 1,038
Chile Government International Bond
4.125% due 07/05/34 EUR 800 801
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê)(Þ) GBP 469 563
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 348 419
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 495 597
Finsbury Square
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 1,125 1,362
Finsbury Square PLC
5.994% due 12/16/71 GBP 800 971
Hellenic Republic Government Bond
4.375% due 07/18/38 (Þ) EUR 2,647 2,717
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 4,816,000 305
Mexican Bonos
Series M
8.500% due 05/31/29 MXN 81,090 4,349
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 7,730 391
Mexico Government International Bond
2.125% due 10/25/51 EUR 3,284 1,772
4.000% due 03/15/15 EUR 1,011 722
Newgate Funding PLC
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê)(Þ) EUR 1,972 1,994
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,123 1,339
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,851 2,266
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 61,670 3,012
Primrose Residential DAC
Series 2021-1 Class A
4.619% due 03/24/61 (1 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 641 676
Republic of South Africa Government
International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2037
8.500% due 01/31/37 ZAR 111,140 4,294
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 300 354
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 363 426
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 649 761
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,153
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,725
2.875% due 05/26/28 (Þ) EUR 318 300
2.500% due 02/08/30 (Þ) EUR 80 69
3.624% due 05/26/30 (Þ) EUR 52 47
1.750% due 07/13/30 (Þ) EUR 2,638 2,106
2.124% due 07/16/31 (Þ) EUR 1,114 872
3.875% due 10/29/35 (Þ) EUR 166 136
3.375% due 02/08/38 (Þ) EUR 137 102
2.625% due 12/02/40 (Þ) EUR 1,251 775
2.750% due 04/14/41 (Þ) EUR 1,124 696
2.875% due 04/13/42 (Þ) EUR 1,166 723
4.625% due 04/03/49 (Þ) EUR 424 332
3.375% due 01/28/50 (Þ) EUR 1,324 826
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 469 551
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.517% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 582
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê)
(Þ) GBP 885 1,065
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 798 967
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 598 726
47,820
United States Government Treasuries - 8.8%
United States Treasury Notes
2.000% due 02/15/25 4,182 4,000
0.500% due 03/31/25 2,198 2,048
0.375% due 04/30/25 1,732 1,606
2.125% due 05/15/25 1,868 1,779
0.250% due 06/30/25 1,150 1,057

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 08/15/25 1,227 1,159
0.250% due 09/30/25 1,301 1,184
3.000% due 10/31/25 1,439 1,382
2.250% due 11/15/25 1,727 1,632
1.625% due 02/15/26 1,998 1,851
2.250% due 03/31/26 2,237 2,099
1.625% due 05/15/26 2,336 2,150
1.500% due 08/15/26 2,677 2,440
1.625% due 09/30/26 2,330 2,127
2.375% due 05/15/27 2,064 1,903
0.500% due 05/31/27 1,673 1,437
0.375% due 07/31/27 1,597 1,357
0.500% due 08/31/27 1,815 1,545
0.750% due 01/31/28 1,910 1,619
2.750% due 02/15/28 2,074 1,918
1.250% due 03/31/28 2,099 1,812
2.875% due 05/15/28 1,799 1,667
2.875% due 08/15/28 1,943 1,794
3.125% due 11/15/28 2,030 1,890
5.250% due 11/15/28 1,538 1,579
2.375% due 05/15/29 1,950 1,733
4.000% due 10/31/29 442 427
1.750% due 11/15/29 1,963 1,670
0.625% due 08/15/30 2,738 2,101
0.875% due 11/15/30 2,764 2,150
1.875% due 02/15/32 2,411 1,958
2.750% due 08/15/32 2,291 1,984
3.375% due 05/15/33 2,110 1,914
3.875% due 08/15/33 270 255
1.125% due 05/15/40 1,116 641
1.125% due 08/15/40 1,166 663
1.375% due 11/15/40 1,156 684
2.750% due 11/15/42 780 569
2.875% due 05/15/43 764 566
4.375% due 08/15/43 240 224
3.625% due 02/15/44 660 549
3.125% due 08/15/44 773 591
2.875% due 08/15/45 779 564
3.000% due 05/15/47 848 622
2.750% due 11/15/47 919 641
3.000% due 02/15/48 952 697
3.125% due 05/15/48 995 745
3.375% due 11/15/48 1,017 798
2.875% due 05/15/49 1,054 752
2.375% due 11/15/49 1,128 722
1.250% due 05/15/50 1,626 767
2.375% due 05/15/51 1,394 884
2.000% due 08/15/51 700 404
4.000% due 11/15/52 1,137 1,008
3.625% due 05/15/53 440 364
72,682
Total Long-Term Investments
(cost $697,305) 641,846
Common Stocks - 0.0%
Technology - 0.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 6,942 137
Prudential Financial, Inc.
5.950% due 09/01/27(¢) 950 23
160
Total Preferred Stocks
(cost $197) 160
Short-Term Investments - 27.7%
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 900 883
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 163 162
Air Lease Corp.
Series MTN
0.700% due 02/15/24 130 127
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 20
BPCE SA
5.700% due 10/22/23 (Þ)(ç) 430 430
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 211
DISH Network Corp.
2.375% due 03/15/24 450 432
Energy Transfer, LP
4.500% due 04/15/24 90 89
Enterprise Products Operating LLC
3.900% due 02/15/24 30 30
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 92 93
Ford Motor Credit Co. LLC
3.664% due 09/08/24 200 194
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 510 498
National General Holdings Corp.
6.750% due 05/15/24 (Þ) 610 609
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 60 59
Nissan Motor Acceptance Corp.
1.050% due 03/08/24 (Þ) 180 176

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Occidental Petroleum Corp.
6.950% due 07/01/24 5 5
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 70,822 3,807
QVC, Inc.
4.850% due 04/01/24 280 269
Senior Housing Properties Trust
4.750% due 05/01/24 120 113
Sprint LLC
Series WI
7.125% due 06/15/24 290 292
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 350 334
U.S. Cash Management Fund(@) 104,766,689(∞) 104,735
United States Treasury Bills
5.335% due 10/03/23 (ž)(ç) 200 200
United States Treasury Notes
0.375% due 10/31/23 28,200 28,089
2.250% due 01/31/24 7,700 7,620
2.750% due 02/15/24 26,000 25,740
2.250% due 03/31/24 43,300 42,622
2.500% due 04/30/24 8,100 7,962
1.250% due 08/31/24 3,165 3,046
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 600 577
Total Short-Term Investments
(cost $229,387) 229,424
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 553,620
(∞)
554
Total Other Securities
(cost $554) 554
Total Investments - 105.2%
(identified cost $927,487) 871,984
Other Assets and Liabilities,
Net - (5.2)%
(43,464)
Net Assets - 100.0%
828,520

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
29.2%
ABN AMRO Bank NV 02/04/22 714,000 103.59 740
692
AES Panama Generation Holdings SRL 08/03/23 840,408 86.86 730
714
Africa Finance Corp. 11/02/21 393,000 102.69 404
362
Africa Finance Corp. 09/13/22 800,000 96.82 775
742
Africa Finance Corp. 09/13/22 900,000 99.14 892
883
African Export-Import Bank (The) 05/10/21 200,000 100.00 200
178
African Export-Import Bank (The) 05/13/21 879,000 91.67 806
782
Agence Francaise de Developpement EPIC 09/13/22 1,200,000 100.87 1,210
1,209
Air Canada Class A Pass-Through Trust 08/31/22 162,933 98.74 161
162
Aircastle, Ltd. 08/03/22 1,007,000 86.38 870
854
Aircastle, Ltd. 08/03/23 585,000 97.74 572
570
Alaska Airlines Pass-Through Trust 04/05/23 76,488 96.75 74
73
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 96.89 155
154
Alcoa Nederland Holding BV 01/24/23 200,000 98.58 197
190
Alimentation Couche-Tard, Inc. 09/19/17 1,718,000 96.65 1,660
1,589
American Airlines Group, Inc. 04/12/21 146,667 100.64 148
143
American Airlines Group, Inc. 05/31/22 140,000 105.52 148
150
American Airlines Group, Inc. 02/08/23 220,000 100.20 220
210
American Tower Trust #1 06/21/23 1,408,000 100.61 1,417
1,386
American Transmission Systems, Inc. 11/29/21 50,000 99.77 50
40
Americo Life, Inc. 04/12/21 70,000 99.78 70
51
AmFam Holdings, Inc. 04/09/21 80,000 103.27 83
44
AmFam Holdings, Inc. 04/12/21 100,000 100.12 100
72
Amur Equipment Finance Receivables XI LLC 09/14/22 1,597,481 99.92 1,596
1,582
Amur Equipment Finance Receivables XII LLC 06/22/23 1,799,000 99.99 1,799
1,800
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.46 4,041
2,938
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 70,000 102.44 72
70
AP Moller - Maersk A/S 09/11/23 240,000 99.59 239
233
Apidos CLO XXVI 09/13/23 250,000 99.22 248
248
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,020
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
3,016
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,030,000 100.00 5,030
4,948
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,628
Aviation Capital Group LLC 04/13/21 140,000 104.26 146
138
Avolon Holdings Funding, Ltd. 04/12/21 100,000 100.35 100
94
Avolon Holdings Funding, Ltd. 04/12/21 20,000 101.22 20
20
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
227
Banque Ouest Africaine de Developpement 02/23/21 EUR 1,382,000 91.30 1,262
1,038
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,804
Bellemeade Re, Ltd. 04/13/21 1,428,711 100.50 1,436
1,436
Bellemeade Re, Ltd. 04/23/21 218,970 100.79 221
220
Bellemeade Re, Ltd. 06/11/21 796,495 100.00 796
795
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.10 1,761
1,753
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,355
Bellemeade Re, Ltd. 01/12/22 1,327,052 100.41 1,332
1,331
Bellemeade Re, Ltd. 04/06/23 1,093,544 104.66 1,144
1,139
Berry Global, Inc. 03/06/23 893,000 96.78 864
855
Berry Petroleum Corp. 04/13/21 210,000 98.77 207
201
Bharti Airtel, Ltd. 09/13/21 708,000 103.98 736
690
Blackstone Holdings Finance Co. LLC 10/31/22 190,000 99.84 190
188
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 230,000 101.00 232
231
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 60,000 98.55 59
59
BNP Paribas SA 06/02/20 799,000 93.91 750
746
BNP Paribas SA 06/10/20 722,000 106.18 767
685
BNP Paribas SA 09/08/21 270,000 100.00 270
223
BNP Paribas SA 08/08/22 650,000 100.00 650
617
BNP Paribas SA 11/09/22 200,000 100.00 200
205
BNP Paribas SA 08/02/23 200,000 100.00 200
196
BNP Paribas SA 08/07/23 168,000 90.04 151
149
BPCE SA 10/11/22 430,000 99.90 430
430
BRAVO Residential Funding Trust 08/03/23 169,254 100.00 169
169
BRAVO Residential Funding Trust 08/04/23 109,041 100.00 109
108
Bristol Park CLO, Ltd. 06/08/23 250,000 98.14 245
247
British Airways Pass-Through Trust 09/20/23 77,250 88.46 68
69
Broadcom, Inc. 04/12/21 190,000 99.90 190
136
Broadcom, Inc. 08/03/22 930,000 89.70 834
793
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.87 2,671
2,567
BX Trust 12/17/21 1,201,050 99.99 1,201
1,189

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BX Trust 07/31/23 1,042,073 99.81 1,040
1,039
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.11 988
957
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.78 3,414
2,558
Cameron LNG LLC 04/09/21 30,000 107.18 32
23
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.42 10
8
Cencosud SA 08/07/23 1,330,000 98.45 1,309
1,306
Cencosud SA 09/12/23 185,000 93.77 173
170
Chesapeake Energy Corp. 05/12/22 270,000 98.02 265
261
Chesapeake Energy Corp. 09/12/23 230,000 98.77 227
225
Chord Energy Corp. 02/01/23 80,000 98.90 79
78
CIFC Funding, Ltd. 02/01/23 897,312 99.37 892
894
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,405
1,252
Columbia Pipelines Holding Co. LLC 08/02/23 120,000 100.00 120
119
Columbia Pipelines Holding Co. LLC 08/04/23 30,000 100.00 30
30
Columbia Pipelines Operating Co. LLC 08/02/23 132,000 100.33 133
129
Columbia Pipelines Operating Co. LLC 08/02/23 241,000 99.50 240
235
Columbia Pipelines Operating Co. LLC 08/02/23 130,000 99.96 130
127
Columbia Pipelines Operating Co. LLC 08/03/23 60,000 100.18 60
59
Comision Federal de Electricidad 04/12/21 200,000 97.46 195
156
Continental Resources, Inc. 11/09/21 140,000 95.99 134
124
Continental Resources, Inc. 11/09/21 60,000 99.93 60
45
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,163
CPPIB Capital, Inc. 09/14/22 950,000 99.96 950
935
Credit Agricole SA 06/27/23 250,000 100.00 250
250
Credit Agricole SA 06/11/20 1,256,000 100.78 1,266
1,214
Credit Agricole SA 03/03/22 977,000 97.93 957
908
Credit Agricole SA 06/13/22 600,000 100.68 604
596
Credit Agricole SA 06/27/23 250,000 100.00 250
241
Credit Agricole SA 06/27/23 250,000 100.09 250
248
Credit Agricole SA 09/12/23 199,000 89.44 178
176
Credit Suisse Mortgage Capital Certificates 10/05/22 2,478,833 98.86 2,451
2,476
Credit Suisse Mortgage Trust 05/28/19 1,278,818 100.00 1,279
1,270
CSL UK Holdings, Ltd. 04/20/22 70,000 99.69 70
63
CSL UK Holdings, Ltd. 04/20/22 30,000 99.83 30
28
CSL UK Holdings, Ltd. 04/20/22 40,000 99.93 40
38
DAE Funding LLC 06/15/21 220,000 99.84 220
211
Danske Bank A/S 09/07/21 200,000 100.00 200
175
Danske Bank A/S 03/03/22 270,000 94.35 255
256
Danske Bank A/S 03/28/22 200,000 100.00 200
197
Danske Bank A/S 03/28/22 430,000 100.00 430
400
Danske Bank A/S 01/04/23 430,000 100.00 430
429
Danske Bank A/S 08/07/23 1,469,000 91.12 1,338
1,338
DBGS Mortgage Trust 04/03/19 985,000 101.11 996
690
DCP Midstream Operating, LP 12/11/19 50,000 107.04 53
49
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 187,501 100.47 188
182
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 190,000 100.50 191
181
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 220,956 100.45 222
192
DLLAA LLC 07/27/23 1,676,000 100.00 1,676
1,661
DNB Bank ASA 01/19/23 864,000 100.95 872
861
Eagle Re, Ltd. 12/17/20 732,000 100.18 733
734
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,515
Eagle Re, Ltd. 04/13/23 2,000,957 102.04 2,042
2,021
Element Fleet Management Corp. 08/03/23 1,469,000 100.50 1,476
1,464
ELP Commercial Mortgage Trust 11/01/21 2,550,000 98.36 2,508
2,489
EMF-UK PLC 06/24/22 GBP 469,338 120.95 568
563
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 40,000 98.68 39
39
Enel Finance International NV 01/05/18 706,000 100.64 710
634
Enel Finance International NV 10/06/22 623,000 102.16 636
630
Enel Finance International NV 08/03/23 779,000 105.01 818
806
EQM Midstream Partners, LP 05/31/22 40,000 100.00 40
40
EQT Corp. 05/10/21 30,000 100.00 30
25
EQT Corp. 05/10/21 120,000 95.18 114
111
Eurosail PLC 02/27/23 881,841 97.75 862
872
Eurosail PRIME-UK PLC 03/25/21 GBP 347,835 135.20 470
419
Eurosail-UK PLC 01/21/21 GBP 494,686 135.64 671
597
Ferguson PLC 12/06/22 906,000 95.35 864
848
Finsbury Square 09/21/22 GBP 1,124,508 119.63 1,345
1,362
First Quantum Minerals, Ltd. 01/30/23 200,000 96.51 193
192

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
First Quantum Minerals, Ltd. 05/17/23 200,000 100.00 200
199
Florida Gas Transmission Co. LLC 09/15/21 320,000 99.93 320
244
Freeport Indonesia PT 09/12/23 427,000 87.75 375
357
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,021,000 88.71 906
890
Fresnillo PLC 04/09/21 260,000 98.47 256
181
Genting New York LLC 04/13/21 400,000 95.93 384
355
Genworth Mortgage Holdings, Inc. 08/03/23 1,314,000 99.05 1,301
1,294
Glencore Funding LLC 01/16/19 100,000 96.26 96
93
Glencore Funding LLC 04/13/21 140,000 100.21 140
129
Glencore Funding LLC 05/02/23 130,000 99.96 130
127
GoldenTree Loan Opportunities IX, Ltd. 05/26/23 260,000 98.48 256
260
GoodLeap Sustainable Home Improvements 10/21/21 903,413 99.99 903
679
GoodLeap Sustainable Home Solutions Trust 01/24/22 824,906 99.98 825
642
GS Mortgage Securities Trust 08/01/23 120,000 95.79 115
115
GS Mortgage Securities Trust 09/13/23 1,999,000 95.79 1,915
1,910
Hellenic Republic Government Bond 07/07/23 EUR 2,647,000 108.67 2,876
2,717
HGI CRE CLO, Ltd. 09/17/21 1,672,722 100.00 1,673
1,640
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 102.33 514
491
Hilton Grand Vacations Trust 08/17/23 96,914 99.98 97
97
HMH Trust 06/09/17 1,170,000 99.97 1,170
583
Home RE, Ltd. 07/05/22 3,143,550 96.74 3,041
3,158
Home RE, Ltd. 08/09/22 1,714,468 102.24 1,753
1,731
ILFC E-Capital Trust I 08/12/22 200,000 65.01 130
146
ILFC E-Capital Trust II 08/12/22 350,000 69.46 243
263
Imperial Brands Finance PLC 08/07/23 1,410,000 94.55 1,333
1,319
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 93.14 831
815
International Flavors & Fragrances, Inc. 06/02/22 919,000 94.75 871
824
Intesa Sanpaolo SpA 06/14/22 510,000 97.05 495
498
Intesa Sanpaolo SpA 11/14/22 1,035,000 100.91 1,051
1,048
IQVIA, Inc. 09/12/23 633,000 99.84 632
615
Jackson National Life Global Funding 01/06/23 918,000 95.56 877
862
JDE Peet's NV 08/03/23 1,852,000 86.98 1,611
1,599
Jersey Central Power & Light Co. 09/12/23 836,000 97.16 812
806
Jordan Government International Bond 06/14/22 310,000 96.03 298
299
JPMorgan Mortgage Trust 06/05/20 85,439 102.92 88
76
JPMorgan Mortgage Trust 03/30/21 137,732 102.02 140
117
JPMorgan Mortgage Trust 04/26/21 3,494,993 102.16 3,570
3,097
JPMorgan Mortgage Trust 06/24/21 2,997,764 102.44 3,071
2,651
JPMorgan Mortgage Trust 01/26/22 2,832,769 99.13 2,808
2,370
JPMorgan Mortgage Trust 02/24/22 1,298,076 97.57 1,267
1,079
JPMorgan Mortgage Trust 03/23/22 2,854,875 96.17 2,746
2,386
JPMorgan Mortgage Trust 04/27/22 1,354,711 95.71 1,297
1,160
JPMorgan Mortgage Trust 04/20/23 765,087 88.40 676
646
JPMorgan Mortgage Trust 08/04/23 2,089,000 100.00 2,089
2,089
Kenvue, Inc. 03/08/23 30,000 99.36 30
27
Kenvue, Inc. 03/08/23 60,000 99.45 60
54
KKR Group Finance Co. II LLC 02/20/15 10,000 108.75 11
9
Kookmin Bank 08/05/21 714,000 106.07 757
690
Lamar Funding, Ltd. 07/26/22 200,000 97.25 194
190
LCM XXIII, Ltd. 01/29/20 647,938 100.00 648
647
Lithia Motors, Inc. 06/04/21 50,000 102.40 51
42
Lithia Motors, Inc. 06/07/21 60,000 103.78 62
55
LKQ Corp. 08/07/23 803,000 99.42 798
784
Madison Park Funding XVIII, Ltd. 12/01/21 1,892,614 100.00 1,893
1,883
Magnetite XV, Ltd. 10/04/22 529,000 98.21 519
527
Magnetite XVII, Ltd. 08/03/23 250,000 99.55 249
247
Mars, Inc. 04/09/21 160,000 94.02 150
101
Massachusetts Mutual Life Insurance Co. 04/09/21 50,000 100.35 50
32
Mattel, Inc. 09/12/23 1,533,000 93.45 1,433
1,418
MEG Energy Corp. 04/12/21 60,000 103.45 62
61
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.31 250
197
Metropolitan Edison Co. 03/28/23 100,000 99.87 100
98
Metropolitan Life Global Funding I 03/21/23 150,000 99.87 150
142
MF1 LLC 05/13/22 3,993,000 99.08 3,956
3,993
MHC Commercial Mortgage Trust 04/06/21 4,614,300 99.21 4,578
4,551
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 14,980 99.26 15
15
MISC Capital Two Labuan, Ltd. 09/12/23 791,000 93.30 738
731

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Monongahela Power Co. 09/18/23 350,000 99.82 349
344
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.32 17
17
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.19 105
105
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.67 1,465
1,081
MVW LLC 09/11/23 86,559 90.52 78
78
National General Holdings Corp. 11/01/22 610,000 100.23 611
609
NBK Tier 1 Financing 2, Ltd. 02/06/23 926,000 94.75 877
850
Neuberger Berman CLO XV, Ltd. 08/31/21 1,327,585 100.00 1,328
1,323
New York Life Global Funding 01/24/23 80,000 99.83 80
73
New York Life Insurance Co. 04/09/21 100,000 107.55 108
69
Newgate Funding PLC 05/04/21 EUR 1,971,905 118.12 2,329
1,994
NextEra Energy Operating Partners, LP 06/15/22 60,000 98.82 59
59
NGPL PipeCo LLC 09/26/19 553,000 125.62 695
569
Nippon Life Insurance Co. 04/09/21 250,000 96.33 241
197
Nissan Motor Acceptance Co. LLC 09/12/23 40,000 86.71 35
35
Nissan Motor Acceptance Corp. 11/03/22 180,000 97.44 175
176
Nissan Motor Acceptance Corp. 08/07/23 1,531,000 89.21 1,366
1,368
Nissan Motor Co., Ltd. 09/10/20 200,000 95.82 192
189
Northwestern Mutual Life Insurance Co. (The) 04/09/21 160,000 101.59 163
102
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.92 83
51
NRG Energy, Inc. 04/12/21 320,000 99.94 320
271
Oaktown Re III, Ltd. 01/26/21 551,201 100.35 553
553
Oaktown Re VI, Ltd. 04/14/21 1,020,674 100.00 1,021
1,022
Oaktown Re VII, Ltd. 10/15/21 641,270 100.00 641
641
Oaktown Re, Ltd. 09/28/21 1,475,000 101.66 1,499
1,502
OCP SA 06/10/21 200,000 99.49 199
158
Ohio Edison Co. 09/22/22 90,000 99.81 90
86
Onslow Bay Financial LLC 09/18/23 200,000 100.00 200
200
Open Text Corp. 08/03/23 783,000 101.57 795
785
Parkmore Point RMBS PLC 02/07/23 GBP 1,851,492 118.38 2,192
2,266
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 95.05 9
9
Pennsylvania Electric Co. 03/28/23 868,000 99.34 859
852
Penske Truck Leasing Co., LP / PTL Finance Corp. 09/11/23 1,353,000 97.12 1,314
1,306
Penske Truck Leasing Co., LP / PTL Finance Corp. 09/12/23 204,000 89.01 182
181
Petroleos del Peru SA 04/09/21 200,000 105.90 212
120
Petroleos Mexicanos 02/23/21 MXN 70,821,800 4.92 3,485
3,807
PFS Financing Corp. 08/10/23 1,372,000 99.99 1,372
1,360
Pilgrim's Pride Corp. 01/25/23 80,000 99.40 79
81
Preston Ridge Partners Mortgage LLC 12/01/20 345,962 100.00 346
336
Preston Ridge Partners Mortgage LLC 04/28/21 671,009 100.00 671
630
Preston Ridge Partners Mortgage LLC 05/18/23 649,513 94.23 612
596
Preston Ridge Partners Mortgage LLC 05/24/23 554,598 94.63 525
517
Primrose Residential DAC 03/03/23 EUR 641,172 105.85 679
676
Prodigy Finance Designated Activity Co. 07/12/21 631,060 99.47 628
625
Prosus NV 02/03/21 909,000 100.66 915
520
Provincia de Buenos Aires 08/27/21 474,811 40.89 194
154
Provincia de Cordoba 04/12/21 166,668 69.50 116
139
Provincia de Cordoba 04/12/21 230,000 72.07 166
171
Radnor RE, Ltd. 11/05/21 447,477 100.00 447
448
Radnor RE, Ltd. 01/13/22 831,763 100.13 833
832
Radnor RE, Ltd. 08/08/23 1,285,000 100.00 1,285
1,291
RCKT Mortgage Trust 09/27/23 955,000 100.00 955
954
Regal Rexnord Corp. 01/09/23 1,253,000 100.08 1,252
1,239
Reliance Industries, Ltd. 01/06/22 706,000 103.07 728
689
Reliance Standard Life Global Funding II 08/02/23 310,000 87.10 270
269
Renew 08/01/23 148,287 94.03 139
138
RMAC Securities No. 1 PLC 04/15/21 GBP 363,487 133.51 485
426
RMAC Securities No. 1 PLC 04/15/21 GBP 648,705 133.59 867
761
RMAC Securities No. 1 PLC 04/15/21 GBP 300,019 134.45 403
354
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
88
Romania Government International Bond 02/23/21 EUR 1,251,000 121.49 1,520
775
Romania Government International Bond 07/08/21 EUR 1,166,000 117.58 1,371
723
Romania Government International Bond 08/03/21 EUR 1,124,000 85.15 957
696
Romania Government International Bond 02/24/22 EUR 1,114,000 83.82 934
872
Romania Government International Bond 02/24/22 EUR 2,638,000 85.47 2,255
2,106
Romania Government International Bond 02/24/22 EUR 137,000 95.58 131
102
Romania Government International Bond 02/24/22 EUR 424,000 99.39 421
332
Romania Government International Bond 02/25/22 EUR 318,000 103.37 329
300

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Romania Government International Bond 03/01/22 EUR 166,000 104.47 173
136
Romania Government International Bond 05/04/22 EUR 1,324,000 66.12 875
826
Romania Government International Bond 07/20/22 EUR 80,000 82.88 66
69
Romania Government International Bond 07/21/22 EUR 52,000 86.78 45
47
Romania Government International Bond 09/21/22 EUR 1,718,000 94.28 1,620
1,725
Romania Government International Bond 07/11/23 EUR 1,100,000 107.42 1,182
1,153
Santander UK Group Holdings PLC 03/05/19 701,000 100.90 707
670
Santos Finance, Ltd. 09/12/23 110,000 99.59 110
108
Sasol Financing USA LLC 04/26/23 250,000 100.00 250
240
Saudi Arabian Oil Co. 09/12/23 250,000 86.71 217
203
Sequoia Mortgage Trust 10/21/16 62,448 102.60 64
55
Sequoia Mortgage Trust 05/06/21 1,963,017 102.59 2,014
1,728
Societe Generale SA 11/21/22 878,000 96.21 845
840
Societe Generale SA 08/03/23 678,000 89.93 610
605
Sodexo, Inc. 09/12/23 1,638,000 90.43 1,481
1,474
Solvay Finance America LLC 11/21/22 1,527,000 97.24 1,485
1,471
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 250,000 100.66 252
250
Standard Chartered PLC 08/07/23 1,496,000 90.01 1,347
1,336
Standard Chartered PLC 08/07/23 247,000 90.28 223
221
Stellantis Finance US, Inc. 09/12/23 1,706,000 87.23 1,488
1,484
Taurus CMBS 07/28/21 GBP 469,195 139.09 653
551
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
582
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.14 156
118
Tennessee Gas Pipeline Co. LLC 02/19/20 40,000 89.62 36
33
Tesco PLC 09/03/20 623,000 126.80 790
591
Texas Eastern Transmission, LP 07/06/22 854,000 96.08 820
779
Towd Point Mortgage Funding PLC 01/20/21 GBP 885,000 136.45 1,208
1,065
Towd Point Mortgage Trust 08/17/20 1,322,166 101.71 1,345
1,241
Towd Point Mortgage Trust 02/15/23 GBP 798,000 119.13 951
967
Towd Point Mortgage Trust 07/25/23 2,543,649 99.85 2,540
2,532
Triton Container International, Ltd. 09/12/23 1,039,000 89.46 929
926
UBS Group AG 01/28/19 260,000 100.00 260
256
UBS Group AG 04/09/21 200,000 123.44 247
166
UBS Group AG 08/08/22 250,000 100.00 250
247
UBS Group AG 11/09/22 250,000 100.00 250
289
UBS Group AG 05/10/23 984,000 89.71 883
874
UBS Group AG 08/07/23 200,000 100.00 200
200
UBS Group AG 08/07/23 576,000 93.15 537
536
UniCredit SpA 08/03/23 1,053,000 88.41 931
930
United Airlines, Inc. 04/14/21 30,000 101.09 30
26
United Airlines, Inc. 03/30/22 220,000 98.13 216
203
UPM-Kymmene OYJ 11/21/22 699,000 105.15 735
721
Var Energi ASA 02/06/23 840,000 104.46 877
862
Var Energi ASA 08/07/23 268,000 106.68 286
281
Verdant Receivables LLC 09/12/23 1,178,000 100.00 1,178
1,172
Verizon Master Trust 09/13/23 3,957,000 99.99 3,957
3,927
VICI Properties, Inc. 09/12/23 283,000 94.36 267
266
VICI Properties, LP / VICI Note Co., Inc. 03/06/23 1,369,000 97.23 1,331
1,322
Vistra Operations Co. LLC 09/12/23 1,564,000 92.82 1,452
1,427
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 598,222 138.63 829
726
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.34 207
128
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 600,000 98.68 592
577
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 87.82 862
844
Wells Fargo Mortgage Backed Securities Trust 04/23/21 928,070 102.31 949
739
WinWater Mortgage Loan Trust 03/29/17 91,847 102.10 94
84
Wipro IT Services LLC 09/12/23 1,479,000 90.03 1,332
1,320
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 80,000 98.49 79
79
Wynn Macau, Ltd. 01/04/23 390,000 97.58 381
380
Yara International ASA 01/06/23 924,000 94.70 875
872
ZF NA Capital, Inc. 06/03/22 770,000 96.88 746 740
242,039

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 37 CAD 4,260 12/23
(5)
Long Gilt Futures 37 GBP 3,484 12/23
(30)
United States 2 Year Treasury Note Futures 1,062 USD 215,278 12/23
(606)
United States 5 Year Treasury Note Futures 1,342 USD 141,392 12/23
(1,034)
United States Treasury Long Bond Futures 485 USD 55,184 12/23
(2,292)
United States Treasury Ultra Bond Futures 510 USD 60,531 12/23
(4,360)
United States10 Year Treasury Note Futures 941 USD 101,687 12/23
(1,285)
Unites States 10 Year Treasury Notes Futures 524 USD 58,459 12/23 (1,658)
Short Positions
Euro-Bobl Futures 24 EUR 2,778 12/23
27
Euro-Bund Futures 177 EUR 22,769 12/23
535
Euro-Buxl Futures 17 EUR 2,080 12/23
142
Euro-Schatz Futures 18 EUR 1,890 12/23
8
Japanese 10-Year Government Bond Futures 25 JPY 3,624,000 12/23
161
Japanese 10-Year Mini Government Bond Futures 104 JPY 1,508,000 12/23
70
Long Gilt Futures 104 GBP 9,793 12/23
154
United States 2 Year Treasury Note Futures 130 USD 26,352 12/23
103
United States 5 Year Treasury Note Futures 225 USD 23,706 12/23
165
United States10 Year Treasury Note Futures 387 USD 41,820 12/23
713
Unites States 10 Year Treasury Notes Futures 3 USD 335 12/23 12
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (9,180)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 139 USD 177 11/15/23 7
Citigroup USD 123 CLP 106,036 10/19/23 (4)
Citigroup USD 171 CLP 147,598 10/19/23 (5)
Citigroup USD 286 CLP 245,455 10/19/23 (10)
Citigroup USD 292 CLP 260,390 10/19/23 1
Citigroup USD 322 CLP 268,137 10/19/23 (21)
Citigroup USD 408 CLP 366,530 10/19/23 4
Citigroup USD 426 CLP 354,063 10/19/23 (28)
Citigroup USD 457 CLP 406,906 10/19/23 1
Citigroup USD 462 CLP 383,838 10/19/23 (30)
Citigroup USD 522 CLP 464,067 10/19/23 —
Citigroup USD 620 CLP 506,633 10/19/23 (50)
Citigroup USD 625 CLP 538,406 10/19/23 (20)
Citigroup USD 625 CLP 538,375 10/19/23 (20)
Citigroup USD 630 CNY 4,561 10/19/23 5
Citigroup USD 20 EUR 17 10/19/23 (1)
Citigroup USD 107 EUR 96 10/19/23 (5)
Citigroup USD 111 EUR 100 10/19/23 (5)
Citigroup USD 1,270 EUR 1,182 10/19/23 (20)
Citigroup USD 1,670 EUR 1,565 10/19/23 (15)
Citigroup USD 7,975 EUR 7,250 10/19/23 (305)
Citigroup USD 6,365 GBP 5,070 10/11/23 (178)
Citigroup USD 60 GBP 46 10/19/23 (3)
Citigroup USD 661 GBP 509 10/19/23 (40)
Citigroup USD 784 ILS 2,983 10/19/23 (1)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,200 ILS 4,334 10/19/23 (63)
Citigroup USD 1,287 ILS 4,738 10/19/23 (44)
Citigroup USD 1,241 INR 102,828 10/19/23 (4)
Citigroup USD 21 JPY 3,148 10/11/23 —
Citigroup USD 16 JPY 2,259 10/19/23 (1)
Citigroup USD 33 JPY 4,747 10/19/23 (1)
Citigroup USD 65 JPY 9,078 10/19/23 (4)
Citigroup USD 76 JPY 10,953 10/19/23 (2)
Citigroup USD 130 JPY 18,455 10/19/23 (6)
Citigroup USD 213 JPY 29,245 10/19/23 (17)
Citigroup USD 1,245 JPY 182,220 10/19/23 (23)
Citigroup USD 1,270 JPY 183,307 10/19/23 (40)
Citigroup USD 2,595 JPY 359,170 10/19/23 (185)
Citigroup USD 5,631 JPY 785,500 10/19/23 (361)
Citigroup USD 11,383 JPY 1,678,317 10/19/23 (123)
Citigroup USD 396 KRW 525,491 10/19/23 (8)
Citigroup USD 622 KRW 826,626 10/19/23 (10)
Citigroup USD 648 KRW 862,764 10/19/23 (10)
Citigroup USD 75 MXN 1,311 10/19/23 —
Citigroup USD 213 MXN 3,774 10/19/23 3
Citigroup USD 274 MXN 4,846 10/19/23 3
Citigroup USD 278 MXN 4,906 10/19/23 3
Citigroup USD 288 MXN 5,098 10/19/23 4
Citigroup USD 677 MXN 12,026 10/19/23 11
Citigroup USD 2,115 NZD 3,599 10/11/23 42
Citigroup USD 122 ZAR 2,336 10/19/23 2
Citigroup USD 187 ZAR 3,596 10/19/23 2
Citigroup CLP 77,592 USD 96 10/19/23 8
Citigroup CLP 3,013,766 USD 3,653 10/19/23 266
Citigroup CNY 696 USD 96 10/19/23 (1)
Citigroup CNY 697 USD 96 10/19/23 (1)
Citigroup CNY 725 USD 100 10/19/23 (1)
Citigroup CNY 1,393 USD 191 10/19/23 (3)
Citigroup CNY 1,421 USD 194 10/19/23 (4)
Citigroup CNY 1,463 USD 201 10/19/23 (3)
Citigroup CNY 1,766 USD 242 10/19/23 (4)
Citigroup CNY 2,513 USD 345 10/19/23 (5)
Citigroup COP 1,489,542 USD 369 10/19/23 6
Citigroup COP 5,271,770 USD 1,270 10/19/23 (16)
Citigroup EUR 61 HUF 24,303 10/19/23 2
Citigroup EUR 140 HUF 55,809 10/19/23 5
Citigroup EUR 194 HUF 77,053 10/19/23 8
Citigroup EUR 28 PLN 132 10/19/23 —
Citigroup EUR 29 PLN 136 10/19/23 —
Citigroup EUR 73 PLN 342 10/19/23 2
Citigroup EUR 83 PLN 386 10/19/23 1
Citigroup EUR 102 PLN 480 10/19/23 3
Citigroup EUR 110 PLN 510 10/19/23 1
Citigroup EUR 135 PLN 626 10/19/23 2
Citigroup EUR 1,170 SEK 13,863 10/19/23 64
Citigroup EUR 23 USD 25 10/19/23 —
Citigroup EUR 91 USD 103 10/19/23 6
Citigroup EUR 248 USD 274 10/19/23 12
Citigroup EUR 300 USD 338 10/19/23 21
Citigroup EUR 711 USD 763 10/19/23 11

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 1,700 USD 1,890 10/19/23 91
Citigroup EUR 1,718 USD 1,890 10/19/23 73
Citigroup EUR 2,800 USD 3,160 10/19/23 198
Citigroup EUR 4,120 USD 4,431 10/19/23 73
Citigroup EUR 22,342 USD 24,956 10/19/23 1,319
Citigroup GBP 495 EUR 575 10/19/23 9
Citigroup GBP 1,475 EUR 1,723 10/19/23 45
Citigroup GBP 2,799 USD 3,414 10/11/23 (1)
Citigroup GBP 52 USD 66 10/19/23 2
Citigroup GBP 68 USD 88 10/19/23 6
Citigroup GBP 225 USD 295 10/19/23 20
Citigroup GBP 244 USD 315 10/19/23 17
Citigroup GBP 319 USD 390 10/19/23 —
Citigroup HKD 869 USD 111 10/03/23 —
Citigroup HUF 152,650 EUR 391 10/19/23 1
Citigroup INR 80 USD 1 10/19/23 —
Citigroup INR 13,917 USD 168 10/19/23 1
Citigroup INR 18,976 USD 229 10/19/23 1
Citigroup INR 30,612 USD 370 10/19/23 2
Citigroup INR 39,939 USD 482 10/19/23 2
Citigroup JPY 311,731 USD 2,123 10/11/23 34
Citigroup JPY 14,285 USD 97 10/19/23 1
Citigroup JPY 24,038 USD 174 10/19/23 12
Citigroup JPY 24,480 USD 171 10/19/23 7
Citigroup JPY 50,224 USD 355 10/19/23 18
Citigroup JPY 2,407,324 USD 17,654 10/19/23 1,504
Citigroup KRW 864,326 USD 646 10/19/23 7
Citigroup KRW 1,372,529 USD 1,024 10/19/23 8
Citigroup MXN 7 USD — 10/19/23 —
Citigroup MXN 2,351 USD 138 10/19/23 3
Citigroup MXN 3,203 USD 189 10/19/23 5
Citigroup MXN 5,693 USD 330 10/19/23 4
Citigroup MXN 5,774 USD 329 10/19/23 (2)
Citigroup MXN 7,502 USD 441 10/19/23 12
Citigroup MXN 8,721 USD 500 10/19/23 1
Citigroup MXN 8,760 USD 509 10/19/23 8
Citigroup MXN 12,059 USD 710 10/19/23 20
Citigroup MXN 12,657 USD 750 10/19/23 25
Citigroup MXN 23,687 USD 1,370 10/19/23 15
Citigroup MXN 32,982 USD 1,900 10/19/23 13
Citigroup MXN 45,848 USD 2,664 10/19/23 40
Citigroup MXN 45,848 USD 2,660 10/19/23 36
Citigroup MXN 46,183 USD 2,663 10/19/23 20
Citigroup NZD 121 USD 72 10/11/23 —
Citigroup PLN 358 EUR 80 10/19/23 6
Citigroup PLN 394 EUR 88 10/19/23 7
Citigroup PLN 853 EUR 192 10/19/23 15
Citigroup PLN 955 EUR 215 10/19/23 17
Citigroup ZAR 753 USD 42 10/19/23 2
Citigroup ZAR 2,150 USD 118 10/19/23 5
Citigroup ZAR 13,255 USD 703 10/19/23 4
Citigroup ZAR 13,660 USD 751 10/19/23 30
Citigroup ZAR 20,206 USD 1,064 10/19/23 (1)
Citigroup ZAR 38,762 USD 2,118 10/19/23 74
Goldman Sachs USD 317 JPY 44,938 10/20/23 (16)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Goldman Sachs USD 574 MXN 9,971 10/20/23 (3)
JPMorgan Chase USD 170 BRL 839 10/20/23 (4)
JPMorgan Chase IDR 2,169,764 USD 144 10/20/23 4
Morgan Stanley USD 209 BRL 1,030 10/20/23 (5)
Morgan Stanley USD 233 BRL 1,155 10/20/23 (4)
Morgan Stanley USD 1,151 EUR 1,043 10/20/23 (48)
Morgan Stanley USD 537 JPY 74,790 10/20/23 (35)
Morgan Stanley EUR 2,549 USD 2,803 11/15/23 104
Royal Bank of Canada USD 135 CAD 182 10/11/23 (1)
Royal Bank of Canada USD 81 GBP 66 11/15/23 —
Royal Bank of Canada CAD 5,776 USD 4,239 10/11/23 (15)
State Street USD 3,870 EUR 3,606 10/11/23 (56)
State Street USD 2,108 SEK 23,383 10/11/23 33
State Street EUR 668 USD 706 10/11/23 (1)
State Street GBP 12,627 USD 16,109 11/15/23 699
State Street SEK 561 USD 51 10/11/23 —
UBS CHF 41 USD 45 10/11/23 —
UBS CHF 5,642 USD 6,368 10/11/23 199
UBS EUR 22 USD 24 11/15/23 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3,466
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup CAD 5,500 4.818%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
10/19/25
— (12) (12)
Citigroup NZD 5,600 5.212%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (31) (31)
Citigroup NZD 8,700 5.435%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (27) (27)
Citigroup NZD 11,000 5.320%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (48) (48)
Citigroup NZD 11,100 5.221%
(3)
3 Month
NZD-BBR-Telerate
(2)
10/19/25
— (60) (60)
Citigroup CAD 18,300 4.718%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
10/19/25
— (64) (64)
Citigroup SEK 29,800 3 Month STIBOR
(2)
3.570%
(4)
10/19/28
— (1) (1)
Citigroup NOK 30,500 4.286%
(4)
6 Month NIBOR
(3)
10/19/28
— (15) (15)
Citigroup KRW 2,650,000 3.569%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
10/19/28
— (21) (21)
Citigroup CAD 1,300
6 Month Canadian
Dealer Offer Rate
(3)
3.855%
(3)
10/19/33
— 23 23
Citigroup CAD 4,200
6 Month Canadian
Dealer Offer Rate
(3)
3.557%
(3)
10/19/33
— 150 150
Citigroup JPY 430,000 TONAR
(4)
0.760%
(4)
10/19/33
— 62 62
Citigroup EUR 637 2.614%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
06/15/43
— (5) (5)
Citigroup EUR 663 2.660%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
06/15/43
— 1 1
Citigroup EUR 1,300 2.670%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
06/15/43
— 3 3

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 900 2.737%
(4)
European Union CPI
HICP ex Tobacco
NSA
(4)
09/15/43 — 12 12
Total Open Interest Rate Swap Contracts (å) — (33) (33)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 1,890 (5.000%)
(2)
12/20/28
(13) (2) (15)
CDX NA Investment Grade Index Bank of America USD 1,590 (1.000%)
(2)
12/20/28 (23) 4 (19)
Total Open Credit Indices - Purchase Protection Contracts (36) 2 (34)
Total Open Credit Default Swap Contracts (å) (36) 2 (34)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 34,832 $ —
$ —
$ 34,832
Corporate Bonds and Notes — 168,022 —
—
168,022
International Debt — 134,219 —
—
134,219
Loan Agreements — 678 —
—
678
Mortgage-Backed Securities — 182,675 159
—
182,834
Municipal Bonds — 759 —
—
759
Non-US Bonds — 47,820 —
—
47,820
United States Government Treasuries — 72,682 —
—
72,682
Common Stocks — — —
—
—
Preferred Stocks 160 — — — 160
Short-Term Investments — 124,689 — 104,735 229,424
Other Securities — — — 554 554
Total Investments
160 766,376 159 105,289 871,984
Other Financial Instruments
Assets
Futures Contracts 2,09 0 — — — 2,09 0

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — 5,3 59 — — 5,3 59
Interest Rate Swap Contracts — 251 — — 251
Liabilities
Futures Contracts (11,27 0 ) — — — (11,27 0 )
Foreign Currency Exchange Contracts — (1,89 3 ) — — (1,89 3 )
Interest Rate Swap Contracts — (284) — — (284)
Credit Default Swap Contracts — (34) — — (34)
Total Other Financial Instruments
$ (9,180) $ 3,399 $ — $ — $ (5, 781 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2023, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
2,938
Argentina ............................................................................................
593
Australia .............................................................................................
735
Belgium ..............................................................................................
1,668
Bermuda .............................................................................................
25,960
Brazil ..................................................................................................
1,902
Canada ................................................................................................
20,254
Cayman Islands ..................................................................................
14,580
Chile ...................................................................................................
2,886
China ..................................................................................................
685
Colombia ............................................................................................
136
Denmark .............................................................................................
3,028
Egypt ..................................................................................................
782
Finland ...............................................................................................
2,131
France .................................................................................................
11,087
Germany .............................................................................................
3,816
Greece ................................................................................................
2,717
Hong Kong .........................................................................................
197
India ...................................................................................................
2,699
Indonesia ............................................................................................
662
Ireland ................................................................................................
2,922
Italy ....................................................................................................
4,546
Japan ..................................................................................................
1,873

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Jordan .................................................................................................
299
Kuwait ................................................................................................
850
Luxembourg .......................................................................................
152
Macao .................................................................................................
574
Malaysia .............................................................................................
731
Mexico ...............................................................................................
16,052
Morocco .............................................................................................
158
Netherlands ........................................................................................
3,839
Norway ...............................................................................................
2,004
Oman ..................................................................................................
190
Panama ...............................................................................................
714
Peru ....................................................................................................
226
Romania .............................................................................................
9,862
Saudi Arabia .......................................................................................
203
South Africa .......................................................................................
4,534
South Korea .......................................................................................
1,834
Spain ..................................................................................................
868
Switzerland ........................................................................................
4,001
Taiwan ................................................................................................
161
Togo ...................................................................................................
1,038
United Arab Emirates .........................................................................
211
United Kingdom .................................................................................
30,254
United States ......................................................................................
684,041
Zambia ...............................................................................................
391
Total Investments ............................................................................... 871,984
Transactions (amounts in thousands) during the period ended September 30, 2023 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,685 $ 572,821 $ 532,763 $ — $ (8) $ 104,735 $ 2,855 $ —
U.S. Cash Collateral Fund — 840 286 — — 554 — —
$ 64,685 $ 573,661 $ 533,049 $ — $ (8) $ 105,289 $ 2,855 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.1%
Australia - 3.8%
Centuria Industrial REIT(ö) 419,330 815
Charter Hall Group - ADR(ö) 447,689 2,735
Dexus(ö) 623,632 2,932
Goodman Group(ö) 354,727 4,914
GPT Group (The)(ö) 1,467,356 3,688
HomeCo Daily Needs REIT(ö)(Þ) 2,173,117 1,598
Ingenia Communities Group(ö) 934,615 2,531
National Storage REIT(ö) 493,390 693
Region RE, Ltd.(ö) 1,453,409 1,885
Scentre Group(ö) 2,052,441 3,265
Stockland(ö) 2,480,358 6,279
31,335
Belgium - 0.8%
Aedifica SA(ö) 46,745 2,655
Cofinimmo SA(ö) 18,109 1,243
VGP NV 6,908 641
Warehouses De Pauw CVA(ö) 79,414 1,958
6,497
Canada - 2.5%
Boardwalk Real Estate Investment
Trust(ö) 158,459 7,794
Canadian Apartment Properties(ö) 127,845 4,243
Chartwell Retirement Residences 290,183 2,196
InterRent Real Estate Investment
Trust(ö) 74,861 689
RioCan Real Estate Investment Trust(ö) 447,936 5,959
20,881
France - 1.3%
ARGAN SA(ö) 11,209 748
Covivio(ö) 19,225 853
ICADE(ö) 21,647 713
Klepierre SA - GDR(ö) 351,438 8,604
10,918
Germany - 2.1%
LEG Immobilien SE(Æ) 50,482 3,487
TAG Immobilien AG(Æ) 194,168 2,039
Vonovia SE 492,055 11,859
17,385
Hong Kong - 4.1%
CK Asset Holdings, Ltd. 1,531,408 8,055
Hongkong Land Holdings, Ltd. 263,082 938
Hysan Development Co., Ltd. 280,000 539
Link REIT(ö) 2,168,643 10,571
Sun Hung Kai Properties, Ltd. 891,552 9,483
Wharf Holdings, Ltd. (The) 579,000 1,442
Wharf Real Estate Investment Co., Ltd. 772,247 2,980
34,008
Japan - 10.4%
Activia Properties, Inc.(ö) 1,082 2,986
Advance Residence Investment Corp.
(ö) 1,751 3,971
Comforia Residential REIT, Inc.(ö) 407 902
Daiwa House REIT Investment Corp.(ö) 727 1,283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa Office Investment Corp.(ö) 371 1,658
Hulic REIT, Inc.(ö) 956 1,021
Industrial & Infrastructure Fund
Investment Corp.(ö) 3,703 3,424
Invincible Investment Corp.(ö) 6,083 2,515
Japan Excellent, Inc.(ö) 1,040 921
Japan Hotel REIT Investment Corp.(ö) 4,768 2,496
Japan Retail Fund Investment Corp.(ö) 7,592 4,927
Keihanshin Building Co., Ltd. 269,100 2,470
Kenedix Office Investment Corp. Class
A(ö) 1,869 4,326
Kenedix Retail REIT Corp.(ö) 1,781 3,444
Mitsubishi Estate Co., Ltd. 1,121,892 14,666
Mitsui Fudosan Co., Ltd. 594,311 13,090
Mitsui Fudosan Logistics Park, Inc.(ö) 984 3,100
MORI Trust Sogo REIT, Inc.(ö) 9,068 4,416
Nippon Prologis REIT, Inc.(ö) 4,305 8,073
Nomura Real Estate Holdings, Inc. 165,300 4,149
TOC Co., Ltd. 83,500 358
United Urban Investment Corp.(ö) 2,253 2,346
86,542
Macao - 0.2%
Sands China, Ltd.(Æ) 491 , 600 1,495
Netherlands - 0.7%
CTP NV(Þ) 123,864 1,773
Eurocommercial Properties NV(ö) 56,990 1,262
Unibail-Rodamco-Westfield(ö) 51,439 2,532
5,567
Singapore - 3.6%
CapitaLand Ascendas REIT(ö) 3,241,400 6,515
CapitaLand Integrated Commercial
Trust Class A(ö) 1,889,300 2,550
Capitaland Investment, Ltd. 2,897,700 6,550
City Developments, Ltd. 295,800 1,424
Frasers Centrepoint Trust(ö) 969,200 1,551
Frasers Logistics & Commercial
Trust(ö)(Þ) 3,757,600 2,938
Mapletree Logistics Trust(ö) 4,250,200 5,214
Parkway Life Real Estate Investment
Trust(ö) 1,055,255 2,847
29,589
Spain - 0.5%
Arima Real Estate Socimi SA(ö) 74,492 535
Cellnex Telecom SA(Þ) 31,066 1,080
Inmobiliaria Colonial Socimi SA(ö) 134,436 762
Merlin Properties Socimi SA(ö) 232,577 1,952
4,329
Sweden - 1.0%
Castellum AB 297,313 3,030
Catena AB 41,259 1,435
Fabege AB(Ñ) 206,806 1,645
Fastighets AB Balder Class B(Æ) 438,967 1,965
Pandox AB 66,501 705
8,780

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 0.5%
PSP Swiss Property AG 36,417 4,296
United Kingdom - 4.3%
Big Yellow Group PLC(ö) 147,620 1,684
British Land Co. PLC (The)(ö) 986,675 3,790
Derwent London PLC(ö) 82,995 1,940
Grainger PLC 957,579 2,725
Land Securities Group PLC(ö) 558,653 3,995
Life Science REIT PLC(Ñ)(ö) 1,261,525 1,070
LXI REIT PLC(ö)(Þ) 1,267,222 1,396
PRS REIT PLC (The)(ö) 832,870 694
Safestore Holdings PLC(ö) 357,744 3,210
Segro PLC(ö) 957,104 8,349
Shaftesbury Capital PLC(ö) 664,336 925
Sirius Real Estate, Ltd. 954,748 1,001
Tritax EuroBox PLC(Þ) 1,089,673 673
UNITE Group PLC (The)(ö) 401,506 4,375
35,827
United States - 59.3%
Agree Realty Corp.(ö) 136,372 7,533
American Homes 4 Rent Class A(ö) 260,459 8,775
Americold Realty Trust, Inc.(ö) 497,496 15,129
AvalonBay Communities, Inc.(ö) 112,622 19,342
Boyd Gaming Corp. 36,319 2,209
Brixmor Property Group, Inc.(ö) 220,637 4,585
Camden Property Trust(ö) 74,055 7,004
CubeSmart(ö) 158,331 6,037
Digital Realty Trust, Inc.(ö) 243,427 29,460
EastGroup Properties, Inc.(ö) 51,443 8,567
Equinix, Inc.(ö) 50,842 36,925
Equity LifeStyle Properties, Inc. Class
A(ö) 146,009 9,302
Essential Properties Realty Trust, Inc.
(ö) 287,579 6,220
Essex Property Trust, Inc.(ö) 28,137 5,968
Extra Space Storage, Inc.(ö) 72,695 8,838
Healthcare Realty Trust, Inc.(ö) 385,374 5,885
Highwoods Properties, Inc.(ö) 149,134 3,074
Host Hotels & Resorts, Inc.(ö) 179,453 2,884
Hudson Pacific Properties, Inc.(ö) 263,482 1,752
Invitation Homes, Inc.(ö) 567,619 17,988
Iron Mountain, Inc.(ö) 138,067 8,208
Jones Lang LaSalle, Inc.(Æ) 20,088 2,836
Kimco Realty Corp.(ö) 445,343 7,834
Kite Realty Group Trust(ö) 409,523 8,772
Medical Properties Trust, Inc.(Ñ)(ö) 297,707 1,622
Mid-America Apartment Communities,
Inc.(ö) 91,212 11,734
Omega Healthcare Investors, Inc.(ö) 206,838 6,859
Prologis, Inc.(ö) 556,839 62,483
Public Storage(ö) 91,310 24,062
Realty Income Corp.(ö) 406,737 20,312
Ryman Hospitality Properties, Inc.(ö) 29,181 2,430
SBA Communications Corp.(ö) 25,942 5,193
Simon Property Group, Inc.(ö) 227,661 24,594
SL Green Realty Corp.(Ñ)(ö) 89,518 3,339
Spirit Realty Capital, Inc.(ö) 251,171 8,422
Sun Communities, Inc.(ö) 96,842 11,460
UDR, Inc.(ö) 369,063 13,164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ventas, Inc.(ö) 158,589 6,681
VICI Properties, Inc.(ö) 494,474 14,389
Vornado Realty Trust(ö) 219,403 4,976
Welltower, Inc.(ö) 435,788 35,700
WP Carey, Inc.(ö) 20,141 1,089
493,636
Total Common Stocks
(cost $766,479) 791,085
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 30,050,077 (∞) 30,041
Total Short-Term Investments
(cost $30,040) 30,041
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 7,926,226 (∞) 7,926
Total Other Securities
(cost $7,926) 7,926
Total Investments - 99.7%
(identified cost $804,445) 829,052
Other Assets and Liabilities,
Net - 0.3%
2,596
Net Assets - 100.0%
831,648

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
Cellnex Telecom SA 07/07/23 EUR 31,066 40.17 1,248
1,080
CTP NV 04/06/21 EUR 123,864 17.46 2,162
1,773
Frasers Logistics & Commercial Trust 07/12/21 SGD 3,757,600 1.05 3,940
2,938
HomeCo Daily Needs REIT 02/06/23 AUD 2,173,117 0.92 2,005
1,598
LXI REIT PLC 09/05/22 GBP 1,267,222 1.40 1,769
1,396
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 673
9,458
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,185 USD 36,048 12/23 (2,518)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,518)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 2 USD 2 10/03/23 —
Bank of America JPY 5,408 USD 36 10/02/23 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical  Expedient
(a) Total
Common Stocks
Australia $ — $ 31,335 $ —
$ —
$ 31,335
Belgium — 6,497 —
—
6,497
Canada 20,881 — —
—
20,881
France — 10,918 —
—
10,918
Germany — 17,385 —
—
17,385
Hong Kong — 34,008 —
—
34,008
Japan — 86,542 —
—
86,542
Macao — 1,495 —
—
1,495
Netherlands — 5,567 —
—
5,567
Singapore — 29,589 —
—
29,589
Spain — 4,329 —
—
4,329
Sweden — 8,780 —
—
8,780
Switzerland — 4,296 —
—
4,296

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical  Expedient
(a) Total
United Kingdom — 35,827 —
—
35,827
United States 493,636 — —
—
493,636
Short-Term Investments — — — 30,041 30,041
Other Securities — — — 7,926 7,926
Total Investments 514,517 276,568 — 37,967 829,052
Other Financial Instruments
Liabilities
Futures Contracts (2,518) — — — (2,518)
Total Other Financial Instruments
*
$ (2,518) $ — $ — $ — $ (2,518)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2023, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
67,464
Diversified ..........................................................................................
172,633
Healthcare ..........................................................................................
61,790
Industrial ............................................................................................
131,540
Internet Services & Infrastructure ......................................................
5,193
Lodging/Resorts .................................................................................
27,629
Office ..................................................................................................
31,040
Residential ..........................................................................................
146,881
Retail ..................................................................................................
102,391
Self Storage ........................................................................................
44,524
Short-Term Investments .....................................................................
30,041
Other Securities ..................................................................................
7,926
Total Investments ............................................................................... 829,052

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Transactions (amounts in thousands) during the period ended September 30, 2023 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,549 $ 123,850 $ 126,357 $ 2 $ (3) $ 30,041 $ 1,116 $ —
U.S. Cash Collateral Fund 2,436 57,942 52,452 — — 7,926 196 —
$ 34,985 $ 181,792 $ 178,809 $ 2 $ (3) $ 37,967 $ 1,312 $ —

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2023 (Unaudited)
72 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2023
(Unaudited)
Notes to Schedules of Investments 73
Foreign Currency Abbreviations:
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2023 (Unaudited)
74 Notes to Quarterly Report
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2023 (Unaudited)
Notes to Quarterly Report 75
use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2023 (Unaudited)
76 Notes to Quarterly Report
health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended September 30, 2023, the U.S. Strategic Equity, International Developed Markets and Global Real Estate
Securities Funds had no transfers into or out of Level 3 of the fair value hierarchy. The U.S. Small Cap Equity Fund had transfers out of Level 1 into Level 3, representing financial instruments for which inputs became unobservable. The amount transferred was $113,526. The Strategic Bond Fund had transfers out of Level 3 into Level 2, representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $2,341,117.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2023 (Unaudited)
Notes to Quarterly Report 77
value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each
Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495